UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX 75201-1407
(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

QUARTERLY N-Q REPORT

SEPTEMBER 30, 2006

Blended Funds:

•	Flexible Income Fund

•	Growth & Income Fund

•	Capital Opportunities Fund

•	Global Equity Fund

•	Flexible Income Fund I

•	Growth & Income Fund I

•	Capital Opportunities Fund I

•	Global Equity Fund I

Select Funds:

•	Money Market Fund

•	Low-Duration Bond Fund

•	Medium-Duration Bond Fund

•	Extended-Duration Bond Fund

•	Equity Index Fund

•	Value Equity Fund

•	Growth Equity Fund

•	Small Cap Equity Fund

•	International Equity Fund

Flexible Income Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.8%
GuideStone Funds Money Market Fund (GS4 Class)¥	3,415,829	$3,415,829
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	18,319,571	232,475,355
GuideStone Funds Equity Index Fund (GS4 Class)¥	295,429	5,388,629
GuideStone Funds Value Equity Fund (GS4 Class)¥	1,286,451	24,455,430
GuideStone Funds Growth Equity Fund (GS4 Class)¥	1,424,667	24,347,553
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	366,122	5,923,846
GuideStone Funds International Equity Fund (GS4 Class)¥	995,880	19,389,774

Total Affiliated Mutual Funds (Cost $268,462,263)		315,396,416

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill
4.85%, 02/22/07‡‡	$70,000	68,664
U.S. Treasury Note
5.00%, 07/31/08	3,830,000	3,849,154

Total U.S. Treasury Obligations (Cost $3,911,066)		3,917,818

TOTAL INVESTMENTS — 100.0% (Cost $272,373,329)		319,314,234
Other Assets in Excess of Liabilities — 0.0%		1,808

NET ASSETS — 100.0%		$319,316,042

See Notes to Financial Statements.

Growth & Income Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.1%
GuideStone Funds Money Market Fund (GS4 Class)¥	18,450,768	$18,450,768
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	15,428,854	195,792,154
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	24,844,474	333,164,397
GuideStone Funds Extended- Duration Bond Fund (GS4 Class) ¥	9,164,152	134,987,959
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,476,817	45,177,136
GuideStone Funds Value Equity Fund (GS4 Class)¥	10,585,738	201,234,878
GuideStone Funds Growth Equity Fund (GS4 Class)¥	11,362,789	194,190,059
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	3,009,925	48,700,588
GuideStone Funds International Equity Fund (GS4 Class)¥	9,091,039	177,002,528

Total Affiliated Mutual Funds (Cost $1,114,913,813)		1,348,700,467

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
4.82%, 02/22/07‡‡	$50,000	49,046
4.85%, 02/22/07‡‡	550,000	539,502

		588,548

U.S. Treasury Note
4.88%, 02/15/12	11,760,000	11,927,674

Total U.S. Treasury Obligations (Cost $12,358,505)		12,516,222

TOTAL INVESTMENTS — 100.0% (Cost $1,127,272,318)		1,361,216,689
Liabilities in Excess of Other Assets — 0.0%		(47,672)

NET ASSETS — 100.0%		$1,361,169,017

See Notes to Financial Statements.

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	15,123,205	$15,123,205
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	6,268,010	79,541,042
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	9,984,908	133,897,623
GuideStone Funds Extended- Duration Bond Fund (GS4 Class) ¥	3,715,085	54,723,205
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,894,866	52,802,347
GuideStone Funds Value Equity Fund (GS4 Class)¥	12,972,797	246,612,868
GuideStone Funds Growth Equity Fund (GS4 Class)¥	13,894,474	237,456,562
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	3,680,363	59,548,271
GuideStone Funds International Equity Fund (GS4 Class)¥	10,841,186	211,077,897

Total Affiliated Mutual Funds (Cost $860,802,723)		1,090,783,020

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
4.85%, 02/22/07‡‡	$730,000	716,066
U.S. Treasury Note
4.88%, 02/15/12	3,545,000	3,595,545

Total U.S. Treasury Obligations (Cost $4,252,854)		4,311,611

TOTAL INVESTMENTS — 100.0% (Cost $865,055,577)		1,095,094,631
Liabilities in Excess of Other Assets — 0.0%		(69,013)

NET ASSETS — 100.0%		$1,095,025,618

See Notes to Financial Statements.

Global Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	14,448,038	$14,448,038
GuideStone Funds Equity Index Fund (GS4 Class)¥	3,710,339	67,676,583
GuideStone Funds Value Equity Fund (GS4 Class)¥	15,867,489	301,640,966
GuideStone Funds Growth Equity Fund (GS4 Class)¥	17,395,220	297,284,311
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	4,621,423	74,774,629
GuideStone Funds International Equity Fund (GS4 Class)¥	12,705,349	247,373,143

Total Affiliated Mutual Funds (Cost $751,958,637)		1,003,197,670

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.85%, 02/22/07‡‡ (Cost $686,420)	$700,000	686,639

TOTAL INVESTMENTS — 100.0% (Cost $752,645,057)		1,003,884,309
Liabilities in Excess of Other Assets — 0.0%		(79,036)

NET ASSETS — 100.0%		$1,003,805,273

See Notes to Financial Statements.

Flexible Income Fund I
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.1%
GuideStone Funds Money Market Fund (GS2 Class)¥	472,194	$472,195
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	4,563,448	40,979,764
GuideStone Funds Equity Index Fund (GS2 Class)¥	89,131	949,240
GuideStone Funds Value Equity Fund (GS2 Class)¥	373,801	4,309,924
GuideStone Funds Growth Equity Fund (GS2 Class)¥	397,373	4,291,624
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	88,221	1,043,659
GuideStone Funds International Equity Fund (GS2 Class)¥	207,074	3,418,789

Total Affiliated Mutual Funds (Cost $55,996,936)		55,465,195

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
4.85%, 02/22/07‡‡	$20,000	19,618
U.S. Treasury Note
5.00%, 07/31/08	495,000	497,476

Total U.S. Treasury Obligations (Cost $516,192)		517,094

TOTAL INVESTMENTS — 100.0% (Cost $56,513,128)		55,982,289
Other Assets in Excess of Liabilities — 0.0%		2,752

NET ASSETS — 100.0%		$55,985,041

See Notes to Financial Statements.

Growth & Income Fund I
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,000,355	$3,000,355
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	4,039,720	36,276,688
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	7,205,706	61,752,901
GuideStone Funds Extended- Duration Bond Fund (GS2 Class) ¥	3,055,673	24,995,402
GuideStone Funds Equity Index Fund (GS2 Class)¥	785,406	8,364,578
GuideStone Funds Value Equity Fund (GS2 Class)¥	3,231,997	37,264,921
GuideStone Funds Growth Equity Fund (GS2 Class)¥	3,331,498	35,980,182
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	762,316	9,018,199
GuideStone Funds International Equity Fund (GS2 Class)¥	1,986,579	32,798,425

Total Affiliated Mutual Funds (Cost $241,651,100)		249,451,651

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.85%, 02/22/07‡‡	$130,000	127,519
U.S. Treasury Note
4.88%, 02/15/12	1,860,000	1,886,520

Total U.S. Treasury Obligations (Cost $1,990,570)		2,014,039

TOTAL INVESTMENTS — 100.0% (Cost $243,641,670)		251,465,690
Liabilities in Excess of Other Assets — 0.0%		(14,481)

NET ASSETS — 100.0%		$251,451,209

See Notes to Financial Statements.

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Funds Money Market Fund (GS2 Class)¥	2,840,856	$2,840,856
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	1,405,023	12,617,109
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	2,480,149	21,254,878
GuideStone Funds Extended- Duration Bond Fund (GS2 Class) ¥	1,061,150	8,680,206
GuideStone Funds Equity Index Fund (GS2 Class)¥	786,706	8,378,417
GuideStone Funds Value Equity Fund (GS2 Class)¥	3,392,696	39,117,790
GuideStone Funds Growth Equity Fund (GS2 Class)¥	3,488,200	37,672,559
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	798,774	9,449,502
GuideStone Funds International Equity Fund (GS2 Class)¥	2,028,545	33,491,285

Total Affiliated Mutual Funds (Cost $158,237,059)		173,502,602

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
4.85%, 02/22/07‡‡	$130,000	127,519
U.S. Treasury Note
4.88%, 02/15/12	700,000	709,981

Total U.S. Treasury Obligations (Cost $826,250)		837,500

TOTAL INVESTMENTS — 100.0% (Cost $159,063,309)		174,340,102
Liabilities in Excess of Other Assets — 0.0%		(10,701)

NET ASSETS — 100.0%		$174,329,401

See Notes to Financial Statements.

Global Equity Fund I
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Funds Money Market Fund (GS2 Class)¥	2,658,043	$2,658,043
GuideStone Funds Equity Index Fund (GS2 Class)¥	838,520	8,930,237
GuideStone Funds Value Equity Fund (GS2 Class)¥	3,452,578	39,808,219
GuideStone Funds Growth Equity Fund (GS2 Class)¥	3,634,734	39,255,131
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	834,206	9,868,661
GuideStone Funds International Equity Fund (GS2 Class)¥	1,978,660	32,667,670

Total Affiliated Mutual Funds (Cost $119,876,005)		133,187,961

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.85%, 02/22/07‡‡ (Cost $137,284)	$140,000	137,328

TOTAL INVESTMENTS — 100.0% (Cost $120,013,289)		133,325,289
Liabilities in Excess of Other Assets — 0.0%		(10,150)

NET ASSETS — 100.0%		$133,315,139

See Notes to Financial Statements.

Money Market Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 10.6%
Banque Nationale de Paris
4.51%, 10/19/06	$10,000,000	$10,000,000
Credit Suisse NY
5.34%, 12/18/06	35,000,000	35,000,000
First Tennessee Bank NA
5.33%, 12/12/06	23,500,000	23,500,000
Royal Bank of Scotland NY
4.81%, 01/16/07	8,540,000	8,540,000
4.87%, 02/02/07	17,000,000	17,000,000
Societe Generale NY
4.78%, 12/06/06	9,000,000	9,000,000

Total Certificates of Deposit (Cost $103,040,000)		103,040,000

COMMERCIAL PAPER — 71.3%
Atlantis One Funding Corporation
5.26%, 12/15/06	30,000,000	29,671,250
Banco Santander Puerto Rico
5.39%, 10/02/06	13,465,000	13,462,984
5.26%, 10/25/06	17,000,000	16,940,386
Barclays US Funding Corporation
5.27%, 12/08/06	20,000,000	19,801,100
BASF AG
5.26%, 10/10/06	7,000,000	6,990,795
5.27%, 10/19/06	28,000,000	27,926,220
5.24%, 12/28/06	13,000,000	12,833,484
Bear Stearns Co., Inc.
5.36%, 11/01/06	23,000,000	22,893,842
5.36%, 11/02/06	11,195,000	11,141,662
Beethoven Funding Corporation
5.28%, 11/21/06	3,500,000	3,473,820
5.25%, 12/13/06	4,000,000	3,957,417
Beta Finance, Inc.
5.40%, 10/10/06	42,000,000	41,943,300
CIT Group, Inc.
5.26%, 11/07/06	20,000,000	19,891,878
5.27%, 11/20/06	25,000,000	24,817,014
Citibank Credit Card Issuance Trust
5.30%, 11/06/06	3,050,000	3,033,835
Citigroup Funding, Inc.
5.28%, 10/24/06	28,000,000	27,905,547
Countrywide Financial Corporation
5.40%, 10/02/06	35,000,000	34,994,750
5.29%, 10/06/06	12,750,000	12,740,632
Dorada Finance, Inc.
5.26%, 01/22/07	12,175,000	11,973,984
Fairway Finance Corporation
5.27%, 12/13/06	27,000,000	26,711,468
Galaxy Funding, Inc.
5.27%, 11/30/06	2,341,000	2,320,438
General Electric Capital Corporation
5.29%, 11/08/06	31,000,000	30,826,899
Giro Funding Corporation
5.27%, 12/15/06	46,215,000	45,707,598
Irish Life & Permanent PLC
5.27%, 11/20/06	12,000,000	11,912,167
Landale Funding LLC
5.27%, 12/20/06	1,000,000	988,289
Lehman Brothers Holdings, Inc.
5.43%, 10/12/06	1,700,000	1,700,000
Lexington Parker Capital CP
5.37%, 10/18/06	21,000,000	20,946,748
Links Finance LLC
5.28%, 11/16/06	6,000,000	5,959,520
Lockhart Funding LLC
5.32%, 11/06/06	7,000,000	6,962,760
MetLife, Inc.
5.37%, 10/02/06	33,000,000	32,995,078
Monument Gardens Funding LLC
5.30%, 12/13/06	1,250,000	1,236,578
Morgan Stanley
5.43%, 10/11/06	1,000,000	1,000,000
5.27%, 10/20/06	20,839,000	20,781,039
National Rural Utilities Cooperative Finance Corporation
5.25%, 10/19/06	20,000,000	19,947,500
Norddeutsche Landesbank Luxembourg SA
5.37%, 11/02/06	23,000,000	22,890,316
5.28%, 12/14/06	13,000,000	12,859,040
Silver Tower US Funding
5.27%, 11/30/06	1,900,000	1,883,312
Svenska Handelsbanken NY
5.23%, 12/28/06	15,000,000	14,808,233
UBS Finance Delaware LLC
5.39%, 10/10/06	7,000,000	6,990,576
5.28%, 10/24/06	37,000,000	36,875,305
Victory Receivables Corporation
5.37%, 11/01/06	20,000,000	19,907,517

Total Commercial Paper (Cost $692,604,281)		692,604,281

CORPORATE BOND — 1.4%
Toyota Motor Credit Corporation
3.85%, 11/02/06
(Cost $12,992,784)	13,000,000	12,992,784

MASTER NOTES — 5.2%
Citigroup Global Markets, Inc.
5.45%, 08/27/07†	15,000,000	15,000,000
Goldman Sachs Group
5.37%, 09/21/07†@	21,150,000	21,150,000
Morgan Stanley Mortgage Capital, Inc.
5.55%, 07/05/07†	10,300,000	10,300,000
5.55%, 09/29/07†	3,650,000	3,650,000

Total Master Notes (Cost $50,100,000)		50,100,000

MUNICIPAL BOND — 1.0%
Bergen County, New Jersey
Improvement Authority, Series D Revenue Bond
(Wachovia Bank NA Insured)
5.38%, 04/01/25†
(Cost $10,000,000)	10,000,000	10,000,000

VARIABLE RATE OBLIGATIONS — 10.7%
Allstate Life Global Funding II
5.34%, 09/27/07 144A†	20,000,000	20,000,000

See Notes to Financial Statements.

	Par	Value
Bear Stearns Co., Inc.
5.36%, 10/28/07†	$10,000,000	$10,000,000
Bosma Industries for the Blind, Inc.
5.47%, 10/01/24†	830,000	830,000
General Electric Capital Corporation
5.43%, 09/17/07†	2,240,000	2,241,245
5.29%, 10/24/07†	5,500,000	5,500,000
Lehman Brothers Holdings, Inc.
5.52%, 02/23/07†	15,000,000	15,009,444
Merrill Lynch & Co., Inc.
5.37%, 05/29/07†	10,000,000	10,000,000
Metropolitan Life Global Funding I
5.42%, 10/28/07 144A†	10,000,000	10,000,000
Park Street Properties I LLC
5.32%, 11/01/34†	450,000	450,000
Racers Trust
5.35%, 03/22/07 144A†	8,600,000	8,600,000
SDB Capital LLC
5.32%, 02/01/46†	11,615,000	11,615,000
Shipley Group LP
5.48%, 10/01/14†	1,400,000	1,400,000
Westpac Banking Corporation
5.43%, 01/11/08†	8,250,000	8,250,000

Total Variable Rate Obligations (Cost $103,895,689)		103,895,689

TOTAL INVESTMENTS — 100.2% (Cost $972,632,754)		972,632,754
Liabilities in Excess of Other Assets — (0.2)%		(1,556,020)

NET ASSETS — 100.0%		$971,076,734

See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Mortgage Corporation
3.37%, 04/28/08Δ	$3,980,000	$3,884,599
3.75%, 03/03/09	2,060,000	2,004,085
Federal National Mortgage Association
2.77%, 12/29/06	1,505,000	1,495,868
2.71%, 01/30/07	7,500,000	7,437,420
5.38%, 08/15/09Δ	9,434,000	9,554,557
Small Business Administration
6.95%, 11/10/16	1,219,149	1,261,275

Total Agency Obligations (Cost $25,641,433)		25,637,804

ASSET-BACKED SECURITIES — 26.6%
Accredited Mortgage Loan Trust
5.43%, 09/25/35 STEP†	802,015	802,101
ACE Securities Corporation
5.52%, 04/25/35†	2,869,910	2,870,993
5.38%, 06/25/36†	2,919,900	2,919,908
Amresco Independence Funding, Inc.
6.25%, 06/15/26 144A†	764,779	762,281
Argent Securities, Inc.
5.43%, 11/25/35†	548,880	548,963
Asset-Backed Securities Corp Home Equity
5.61%, 09/25/34†	517,887	517,614
Bank One Issuance Trust
5.44%, 12/15/10†	3,050,000	3,056,961
Bayview Financial Acquisition Trust
7.01%, 05/25/29 144A	207,356	206,294
Bear Stearns Asset-Backed Securities, Inc.
5.40%, 02/25/29†	1,656,605	1,656,867
5.41%, 11/25/35†	1,863,148	1,863,515
5.40%, 01/25/36†	3,873,052	3,873,577
BMW Vehicle Owner Trust
4.04%, 02/25/09	2,775,000	2,756,722
Business Loan Express
7.25%, 01/01/25 144A†	392,012	381,348
Capital Auto Receivables Asset Trust
2.00%, 11/15/07‡‡	521,338	518,826
3.35%, 02/15/08	2,713,190	2,699,624
4.05%, 07/15/09‡‡	2,575,000	2,550,889
5.31%, 10/20/09 144A	1,900,000	1,908,313
5.32%, 03/20/10 144A	2,300,000	2,316,532
Carrington Mortgage Loan Trust
5.40%, 04/25/36†	1,719,126	1,719,528
Chase Credit Card Master Trust
5.46%, 03/16/09†	1,800,000	1,800,353
5.45%, 02/15/10†	4,100,000	4,105,075
Chase Issuance Trust
3.22%, 06/15/10	2,425,000	2,376,930
5.35%, 10/17/11†	2,950,000	2,951,366
5.35%, 02/15/12†	3,725,000	3,726,946
Chase Manhattan Auto Owner Trust
2.08%, 05/15/08	544,193	542,406
5.13%, 05/16/11	1,500,000	1,503,282
5.11%, 04/15/14	1,500,000	1,505,859
Citibank Credit Card Issuance Trust
2.55%, 01/20/09	3,025,000	3,000,109
5.46%, 03/20/09†	1,800,000	1,800,831
Citigroup Mortgage Loan Trust, Inc.
5.39%, 04/25/36 STEP†	2,110,475	2,110,974
CNH Equipment Trust
3.48%, 09/15/11	1,350,000	1,317,210
Countrywide Asset-Backed Certificates
5.47%, 03/25/25†	1,465,902	1,466,148
5.41%, 02/01/27†	2,229,573	2,229,914
5.44%, 11/25/28†	1,382,954	1,383,206
5.42%, 01/25/35†	1,907,596	1,908,013
DaimlerChrysler Auto Trust
3.49%, 12/08/08	1,301,432	1,291,883
3.28%, 12/08/09	4,300,000	4,201,876
5.33%, 08/08/10	2,825,000	2,836,813
Discover Card Master Trust I
5.34%, 09/16/10†	2,425,000	2,425,752
Encore Credit Receivables Trust
5.43%, 01/01/36†	795,536	795,670
FHLMC Structured Pass-Through Securities
5.58%, 08/25/31†	2,113,474	2,123,005
Fieldstone Mortgage Investment Corporation
5.45%, 02/25/36 STEP†	1,713,207	1,713,480
First Franklin Mortgage Loan Asset-Backed Certificates
5.44%, 03/25/25†	176,525	176,532
Ford Credit Auto Owner Trust
4.24%, 03/15/08	1,069,726	1,066,924
3.48%, 11/15/08	2,469,072	2,449,381
5.26%, 10/15/10	3,825,000	3,835,755
5.25%, 09/15/11	4,900,000	4,931,389
GE Capital Credit Card Master Note Trust
5.08%, 09/17/12	5,000,000	5,025,780
Green Tree Financial Corporation
6.04%, 11/01/29	39,841	40,184
GSAA Trust
5.65%, 12/25/34†	1,250,288	1,252,916
GSAMP Trust
5.43%, 09/25/35†	476,499	476,539
5.40%, 01/25/36†	667,615	667,617
Harley-Davidson Motorcycle Trust
5.22%, 06/15/13	2,650,000	2,666,685
Hertz Vehicle Financing LLC
2.85%, 05/25/09 144A	5,500,000	5,326,815
Home Equity Asset Trust
5.45%, 01/25/36†	1,710,290	1,710,605
5.44%, 02/25/36†	1,019,426	1,019,678
Honda Auto Receivables Owner Trust
2.30%, 10/18/07	136,973	136,776
2.40%, 02/21/08	1,337,575	1,329,540
3.30%, 06/15/08	1,650,233	1,638,426
5.10%, 09/18/08	3,700,000	3,695,375
2.91%, 10/20/08	1,920,208	1,896,771
3.53%, 10/21/08	2,200,533	2,181,326

See Notes to Financial Statements.

	Par	Value
3.87%, 04/20/09	$2,925,000	$2,891,584
4.46%, 05/20/09	2,425,000	2,405,381
Hyundai Auto Receivables Trust
5.13%, 02/16/09	633,244	632,947
IFC SBA Loan-Backed Adjustable Rate Certificate
6.25%, 01/15/24 144A†	464,738	464,956
Indymac Residential Asset-Backed Trust
5.39%, 06/25/36†	1,759,307	1,759,652
JP Morgan Mortgage Acquisition Corporation
5.41%, 05/25/25 STEP†	1,098,382	1,098,552
Long Beach Auto Receivables Trust
5.17%, 08/15/11	4,100,000	4,099,771
Long Beach Mortgage Loan Trust
5.40%, 03/25/36 STEP†	2,181,014	2,181,346
Master Asset-Backed Securities Trust
5.40%, 12/25/35†	2,067,583	2,068,044
MBNA Credit Card Master Note Trust
5.60%, 12/15/09†	3,125,000	3,127,630
5.83%, 03/15/10†	1,800,000	1,807,584
Morgan Stanley ABS Capital I
5.43%, 05/25/32 STEP†	1,261,910	1,262,202
5.36%, 06/25/36†	3,003,980	3,003,989
Nelnet Student Loan Trust
5.05%, 10/27/14†	7,400,000	7,403,471
5.50%, 01/26/15†	5,640,348	5,642,145
5.58%, 07/25/16†	900,000	902,031
5.58%, 10/25/16†	2,400,000	2,402,148
New Century Home Equity Loan Trust
5.44%, 03/25/35 STEP†	103,559	103,561
5.41%, 01/25/36 STEP†	1,598,618	1,598,889
Nissan Auto Receivables Owner Trust
2.01%, 11/15/07	331,214	330,421
2.70%, 12/17/07	896,553	893,413
5.18%, 08/15/08	3,700,000	3,697,110
Nomura Home Equity Loan, Inc.
5.41%, 02/25/36†	1,745,166	1,745,610
5.39%, 03/25/36†	3,125,847	3,125,986
Novastar Home Equity Loan
5.38%, 06/25/36†	2,787,268	2,787,480
Option One Mortgage Loan Trust
5.43%, 11/25/35 STEP†	1,509,490	1,509,770
Ownit Mortgage Loan Asset-Backed Certificates
5.45%, 08/25/36†	1,722,172	1,722,424
Park Place Securities, Inc.
5.44%, 08/25/35†	838,358	838,437
PBG Equipment Trust
6.27%, 01/20/12 144A	285,118	285,291
People’s Choice Home Loan Securities Trust
5.45%, 08/25/35 STEP†	927,687	927,841
Popular ABS Mortgage Pass-Through Trust
5.58%, 09/25/34†	1,623,286	1,624,181
Quest Trust
5.95%, 06/25/34 144A†	187,445	188,016
Renaissance Home Equity Loan Trust
5.41%, 05/25/36†	1,901,244	1,901,692
Residential Asset Mortgage Products, Inc.
5.44%, 05/25/25 STEP†	943,457	943,608
5.41%, 07/25/36†	3,189,706	3,189,715
Residential Asset Securities Corporation
5.40%, 04/25/36 STEP†	1,067,211	1,067,543
SACO I, Inc.
5.44%, 11/25/35†	1,077,853	1,077,857
Saxon Asset Securities Trust
5.39%, 03/25/36 STEP†	2,582,432	2,582,617
Securitized Asset-Backed Receivables LLC Trust
5.37%, 05/25/36†	2,823,452	2,823,459
SG Mortgage Securities Trust
5.43%, 09/25/35†	720,232	720,327
SLC Student Loan Trust
5.36%, 12/15/10†	3,700,000	3,698,245
SLM Student Loan Trust
5.46%, 01/25/13†	516,551	516,092
5.67%, 01/25/13†	3,137,896	3,144,013
5.41%, 07/25/13†	10,300,000	10,285,047
5.52%, 04/25/14†	133,672	133,726
5.49%, 10/25/18†	2,600,000	2,599,188
Soundview Home Equity Loan Trust
5.40%, 04/25/36†	1,563,685	1,563,949
Specialty Underwriting & Residential Finance
5.45%, 06/25/36†	1,249,363	1,249,512
Structured Asset Investment Loan Trust
5.40%, 03/25/36 STEP†	1,846,769	1,846,885
Structured Asset Receivables Trust
5.11%, 04/21/11 144A†	3,315,167	3,314,131
Structured Asset Securities Corporation
4.90%, 04/25/35†	2,068,626	1,991,680
TMS SBA Loan Trust
6.00%, 01/15/25†	291,115	283,438
6.48%, 01/25/25†	174,669	170,390
USAA Auto Owner Trust
2.06%, 04/15/08	416,277	414,662
3.03%, 06/16/08	1,031,757	1,026,657
3.16%, 02/17/09	1,944,969	1,927,498
5.31%, 03/16/09	3,700,000	3,700,468
3.90%, 07/15/09	2,721,968	2,698,252
4.00%, 12/15/09	4,175,000	4,133,634
4.89%, 08/15/12	2,500,000	2,492,638
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	2,999,811
Wachovia Student Loan Trust
5.51%, 10/25/13 144A†	1,500,000	1,500,000
Whole Auto Loan Trust
3.26%, 03/15/11	4,000,000	3,918,058

Total Asset-Backed Securities (Cost $259,441,091)		259,019,626

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
COMMERCIAL PAPER — 1.6%
Bank of America Corporation
5.27%, 12/06/06	$600,000	$594,302
5.26%, 12/18/06	6,700,000	6,624,621
General Electric Capital Corporation
5.25%, 01/16/07	8,000,000	7,876,804

Total Commercial Paper (Cost $15,093,018)		15,095,727

CORPORATE BONDS — 9.8%
Abbott Laboratories
5.38%, 05/15/09Δ	690,000	696,353
American International Group, Inc.
2.88%, 05/15/08	1,410,000	1,361,620
Anadarko Petroleum Corporation
5.79%, 09/15/09†	925,000	926,877
ASIF Global Financing XXIII
3.90%, 10/22/08 144A	420,000	409,739
Bank One Corporation
2.63%, 06/30/08	360,000	344,820
6.00%, 08/01/08Δ	550,000	559,232
BellSouth Corporation
4.20%, 09/15/09Δ	2,217,000	2,151,672
Caterpillar Financial Services Corporation
5.57%, 10/28/08†	5,500,000	5,510,148
Citigroup, Inc.
3.50%, 02/01/08	1,600,000	1,566,299
3.63%, 02/09/09Δ	2,750,000	2,662,897
Clorox Co.
5.52%, 12/14/07†	1,500,000	1,503,030
ConocoPhillips Australia Funding Co.
5.61%, 04/09/09†	1,100,000	1,101,759
Countrywide Home Loans, Inc.
3.25%, 05/21/08Δ	1,800,000	1,744,852
CSX Corporation
6.25%, 10/15/08	1,710,000	1,742,835
DaimlerChrysler NA Holding Corporation
5.87%, 09/10/07†	3,800,000	3,809,268
4.05%, 06/04/08	1,130,000	1,103,892
Dominion Resources, Inc.
5.79%, 09/28/07†	3,500,000	3,501,946
Federated Department Stores, Inc.
6.63%, 09/01/08Δ	150,000	153,043
FedEx Corporation
5.58%, 08/08/07†	1,800,000	1,803,076
Gannett Co., Inc.
4.13%, 06/15/08Δ	2,390,000	2,341,760
General Electric Capital Corporation
1.40%, 11/02/06(J)	405,000,000	3,431,400
8.75%, 05/21/07	610,000	622,861
3.45%, 07/16/07	1,300,000	1,282,632
5.55%, 01/15/08†	5,275,000	5,281,831
9.83%, 12/15/08	350,000	384,274
Golden West Financial Corporation
4.13%, 08/15/07	310,000	306,652
HSBC Bank USA NA
5.46%, 09/21/07†	400,000	400,536
HSBC Finance Corporation
6.40%, 06/17/08Δ	2,390,000	2,436,175
4.13%, 12/15/08Δ	700,000	685,132
4.13%, 11/16/09Δ	700,000	679,340
Kellogg Co.
2.88%, 06/01/08Δ	1,950,000	1,877,357
Lenfest Communications, Inc.
7.63%, 02/15/08	725,000	745,444
May Department Stores Co. (The)
3.95%, 07/15/07	1,370,000	1,351,904
Merrill Lynch & Co., Inc.
4.83%, 10/27/08	1,720,000	1,708,352
5.49%, 08/14/09†	3,700,000	3,702,845
MidAmerican Energy Holdings Co.
3.50%, 05/15/08	1,236,000	1,202,078
Morgan Stanley Warehouse Facility
5.57%, 10/30/06†@	9,900,000	9,900,000
Northrop Grumman Corporation
4.08%, 11/16/06	450,000	449,268
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11 144A	450,000	446,125
Prudential Financial, Inc.
4.10%, 11/15/06 STEP	1,600,000	1,597,939
PSEG Funding Trust I
5.38%, 11/16/07	275,000	274,650
SLM Corporation
4.00%, 01/15/09	2,151,000	2,096,053
Southern California Edison Co.
5.39%, 12/13/07†	3,500,000	3,503,297
Sprint Capital Corporation
6.38%, 05/01/09Δ	1,080,000	1,106,713
Transocean, Inc.
5.40%, 09/05/08†	1,900,000	1,901,062
U.S. Bancorp
5.36%, 04/28/09†	3,700,000	3,703,263
U.S. Bank National Association
6.50%, 02/01/08	580,000	588,638
U.S. Central Credit Union
2.75%, 05/30/08	610,000	585,896
Union Pacific Corporation
5.75%, 10/15/07Δ	375,000	375,726
6.79%, 11/09/07Δ	650,000	658,278
Verizon Global Funding Corporation
6.13%, 06/15/07Δ	875,000	879,354
5.54%, 08/15/07†	5,400,000	5,405,238
Wachovia Corporation
3.50%, 08/15/08Δ	540,000	524,265

Total Corporate Bonds (Cost $95,878,476)		95,089,696

See Notes to Financial Statements.

	Par	Value
FOREIGN BONDS — 6.2%
Cayman Islands — 0.3%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	$1,511,111	$1,490,888
4.63%, 06/15/10 144A	1,511,111	1,490,888

		2,981,776

France — 3.3%
French Treasury Bill
2.60%, 10/19/06(E)Ω	5,100,000	6,457,762
2.76%, 11/02/06(E)Ω	1,400,000	1,770,660
2.95%, 11/23/06(E)Ω	13,300,000	16,789,561
2.92%, 12/07/06(E)Ω	350,000	441,347
3.04%, 12/14/06(E)Ω	4,750,000	5,984,888
3.12%, 12/28/06(E)Ω	380,000	478,131

		31,922,349

Germany — 0.4%
German Treasury Bill
3.00%, 12/13/06(E)Ω	200,000	252,033
3.12%, 01/17/07(E)Ω	2,700,000	3,391,425

		3,643,458

Italy — 0.4%
Republic of Italy
2.75%, 12/15/06Δ	2,375,000	2,363,519
Telecom Italia Capital SA
4.00%, 11/15/08	2,000,000	1,941,030

		4,304,549

Netherlands — 1.1%
Deutsche Telekom International Finance BV
3.88%, 07/22/08	1,770,000	1,730,561
Dutch Treasury Certificate
2.68%, 10/31/06(E)Ω	5,400,000	6,831,194
2.93%, 11/30/06(E)Ω	1,390,000	1,753,747

		10,315,502

New Zealand — 0.1%
General Electric Capital Corporation
6.50%, 09/28/15(Z)Δ	1,185,000	756,946

Norway — 0.2%
Eksportfinans
3.38%, 01/15/08	1,630,000	1,594,323

South Korea — 0.3%
Export-Import Bank of Korea
5.59%, 10/04/11 144A†@	3,400,000	3,395,512

Spain — 0.1%
Spain Letras del Tesoro
3.05%, 12/22/06(E)Ω	800,000	1,007,271

United Kingdom — 0.0%
Nationwide Building Society
3.50%, 07/31/07 144A	325,000	320,249
Vodafone Group PLC
3.95%, 01/30/08Δ	230,000	226,089

		546,338

Total Foreign Bonds (Cost $60,289,731)		60,468,024

MORTGAGE-BACKED SECURITIES — 37.7%
Adjustable Rate Mortgage Trust
5.59%, 11/25/35 STEP†	1,858,544	1,861,420
American Home Mortgage Assets
5.59%, 11/25/35†	2,547,628	2,548,676
American Home Mortgage Investment Trust
4.29%, 10/25/34†	2,066,066	2,026,112
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	2,355,259	2,276,648
Bank of America Mortgage Securities
6.50%, 10/01/19	755,072	768,618
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 12/01/33†	1,886,388	1,872,324
4.65%, 01/25/34†	925,323	921,627
4.02%, 07/25/34†	2,351,439	2,294,991
Bear Stearns Alt-A Trust
5.69%, 06/25/34†	1,695,221	1,698,640
6.23%, 05/25/36†	2,935,544	2,973,266
Bear Stearns Commercial Mortgage Securities
5.44%, 03/15/19 144A†	1,900,000	1,900,010
3.87%, 02/11/41	3,650,000	3,552,506
Chase Commercial Mortgage Securities Corporation
7.76%, 04/15/32	1,787,834	1,904,375
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	1,222,130	1,199,886
Commercial Mortgage Acceptance Corporation
6.03%, 09/15/30	1,206,878	1,214,987
Commercial Mortgage Pass-Through Certificates
5.51%, 03/15/20 144A†	3,400,000	3,400,467
7.42%, 08/15/33	2,180,000	2,304,010
Countrywide Alternative Loan Trust
6.00%, 10/25/32	395,810	396,138
5.50%, 05/31/35	1,657,892	1,656,682
Countrywide Home Loan Mortgage Pass-Through Trust
4.25%, 09/25/33†	3,080,490	3,052,259
5.60%, 01/25/35 STEP†	684,013	685,202
CS First Boston Mortgage Securities Corporation
4.30%, 07/15/36	1,000,000	978,312
Deutsche ALT-A Securities, Inc.
5.41%, 03/30/36†	1,955,797	1,956,244
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	2,253,709	2,391,809
Federal Home Loan Mortgage Corporation
8.50%, 12/01/07	2,804	2,823
8.50%, 01/01/08	2,272	2,287
8.00%, 05/01/08	6,531	6,576
8.75%, 07/01/08	3,113	3,168
8.00%, 01/01/09	1,459	1,469
7.50%, 03/01/09	19,667	19,744
3.50%, 10/15/10	3,724,561	3,701,841
16.25%, 07/01/11	241	264
15.25%, 08/01/11	1,572	1,792
5.38%, 09/15/11	6,330,000	6,335,193
5.13%, 10/15/15	2,652,742	2,639,456

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 11/15/16	$2,361,015	$2,344,845
3.50%, 12/01/18	3,525,325	3,240,762
10.75%, 02/01/19	87,376	93,595
4.25%, 06/15/24	2,347,765	2,309,804
7.08%, 07/01/27†	50,423	51,169
5.50%, 10/15/27	2,797,321	2,806,374
5.03%, 06/01/28†	378,015	375,746
5.68%, 12/15/30†	1,414,042	1,416,439
6.00%, 04/01/33	1,743,168	1,758,776
4.55%, 06/01/33†	4,673,833	4,603,359
3.98%, 04/01/34†	3,520,758	3,440,972
4.40%, 10/01/34†	1,154,931	1,133,393
5.50%, 05/15/35	2,308,161	2,317,229
4.72%, 08/01/35†	3,104,734	3,059,992
4.80%, 08/01/35†	2,770,823	2,750,315
8.40%, 08/01/35 IOΩ	4,458,984	1,086,877
8.93%, 08/01/35 IOΩ	2,650,000	642,996
4.82%, 10/01/35†	1,571,272	1,564,227
5.04%, 12/01/35†	7,670,062	7,566,488
5.24%, 02/01/36†	4,875,545	4,862,559
5.91%, 04/01/36†	5,091,461	5,149,010
6.05%, 09/01/36	6,750,000	6,813,545
6.10%, 09/01/36	3,850,000	3,890,906
6.32%, 05/25/43†	2,401,956	2,448,845
5.68%, 07/25/44†	5,354,501	5,421,326
Federal Housing Authority
7.43%, 09/01/22	1,730	1,746
Federal National Mortgage Association
6.00%, 08/01/08	114,877	114,927
6.50%, 11/01/08	152,602	153,205
4.00%, 07/01/18	221,549	210,083
4.00%, 08/01/18	883,748	838,009
4.00%, 05/01/19	4,804,443	4,546,950
4.00%, 06/01/19	7,999,505	7,570,774
4.00%, 08/01/19	434,959	411,648
4.00%, 10/01/19	1,507,875	1,427,060
4.00%, 11/25/19	739,047	676,287
4.00%, 12/01/19	1,045,276	989,255
4.00%, 01/01/20	229,273	216,456
4.00%, 07/01/20	57,343	54,137
5.75%, 08/25/23	1,620,389	1,618,166
6.33%, 12/01/24†	203,830	202,855
9.00%, 05/01/25	92,921	100,426
9.00%, 07/01/25	113,022	121,954
5.93%, 05/25/30†	2,739,109	2,739,447
5.98%, 05/25/30†	2,779,991	2,774,148
5.58%, 09/25/30†	178,476	178,540
6.86%, 09/01/31†	151,202	153,801
3.31%, 03/25/32	512,922	472,818
4.26%, 04/01/33†	920,063	911,818
4.15%, 06/01/33†	306,366	302,697
5.50%, 06/01/33	27,885	27,550
5.50%, 07/01/33	27,575	27,243
4.24%, 10/01/33†	1,823,575	1,795,534
5.50%, 10/01/33	144,878	143,136
4.28%, 12/01/33†	613,813	605,039
4.50%, 06/01/34	75,599	70,888
5.75%, 08/25/34	1,518,590	1,513,895
4.50%, 09/01/34	285,009	266,869
4.94%, 09/01/34†	1,515,240	1,500,748
5.10%, 09/01/34†	1,006,212	1,001,799
4.77%, 10/01/34†	1,589,428	1,570,397
5.11%, 10/01/34†	1,795,796	1,787,679
8.68%, 11/01/34 IOΩ	2,263,668	540,686
4.50%, 12/01/34	94,377	88,370
4.50%, 02/01/35	3,380,211	3,159,159
4.50%, 03/01/35	1,953,203	1,825,472
4.50%, 04/01/35	3,190,841	2,982,173
4.50%, 05/01/35	1,147,949	1,072,879
4.50%, 06/01/35	67,046	62,661
4.86%, 06/01/35†	2,471,508	2,443,509
4.50%, 08/01/35	1,931,425	1,805,116
4.69%, 08/01/35†	6,462,332	6,380,278
4.43%, 09/01/35†	3,200,554	3,140,715
4.50%, 09/01/35	1,190,635	1,112,772
4.64%, 09/01/35†	3,942,557	3,878,142
4.50%, 10/01/35	845,700	790,395
5.33%, 10/01/35†	2,440,034	2,409,559
4.50%, 11/01/35	720,459	673,343
6.00%, 11/01/35	632,170	635,246
4.87%, 12/01/35†	337,839	335,272
6.00%, 01/01/36	375,637	377,370
6.00%, 05/01/36	1,147,708	1,153,001
4.50%, 06/01/36	58,432	54,586
6.00%, 06/01/36	2,126,780	2,136,588
4.50%, 07/01/36	930,197	868,972
5.93%, 09/01/36†	4,375,000	4,427,248
5.50%, 10/12/36 TBA	200,000	197,000
6.00%, 10/12/36 TBA	17,000,000	17,074,375
6.17%, 04/01/40†	472,228	478,406
6.50%, 12/31/49	3,126,500	3,166,234
First Horizon Alternative Mortgage Securities
4.75%, 06/25/34†	1,189,045	1,178,780
First Horizon Asset Securities, Inc.
5.34%, 10/25/35†	3,603,315	3,588,043
General Electric Capital Commercial Mortgage Corporation
5.56%, 06/10/38	974,031	981,358
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33	2,120,000	2,264,242
7.18%, 08/15/36	1,276,262	1,330,831
Government National Mortgage Association
6.00%, 12/15/08	149,600	149,718
6.00%, 02/15/11	254,516	254,949
5.38%, 06/20/17†	27,117	27,253
5.38%, 06/20/21†	14,201	14,329
5.13%, 10/20/27†	100,166	100,710
8.50%, 10/15/29	88,848	95,320
8.50%, 01/15/30	42,479	45,586
5.93%, 02/16/30†	371,919	376,806
8.50%, 03/15/30	5,551	5,957
8.50%, 04/15/30	15,144	16,252
8.50%, 05/15/30	162,150	174,008
8.50%, 06/15/30	53,987	57,935
8.50%, 07/15/30	171,345	183,869
8.50%, 08/15/30	31,118	33,394
8.50%, 09/15/30	5,119	5,493
8.50%, 10/15/30	46,615	50,024
8.50%, 11/15/30	104,322	111,952
8.50%, 12/15/30	80,313	86,187
8.50%, 02/15/31	69,116	74,035
3.75%, 05/20/34†Δ	1,929,233	1,887,845
3.75%, 06/20/34†	2,618,643	2,562,471

See Notes to Financial Statements.

	Par	Value
6.00%, 06/15/36	$998,053	$1,010,292
Greenpoint Mortgage Funding Trust
5.60%, 11/25/45 STEP†	958,073	959,402
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	410,235	419,571
6.14%, 10/18/30	2,256,711	2,282,810
5.19%, 01/10/40 IO 144AΩ†	37,862,776	741,826
GSR Mortgage Loan Trust
3.69%, 06/01/34†	2,288,233	2,272,790
4.21%, 09/25/34†	3,196,779	3,166,000
4.78%, 09/25/34†	2,464,621	2,445,483
4.55%, 09/25/35†	6,187,596	6,160,066
4.54%, 10/25/35†	5,092,672	5,022,146
4.59%, 10/25/35†	2,621,727	2,592,620
HarborView Mortgage Loan Trust
5.64%, 11/19/35 STEP†	2,845,987	2,853,932
5.32%, 12/19/35†	4,467,367	4,461,952
Impac Secured Assets CMN Owner Trust
5.45%, 05/25/36†	2,416,025	2,415,108
JP Morgan Mortgage Trust
3.89%, 08/25/34†	3,498,162	3,415,473
LB-UBS Commercial Mortgage Trust
3.33%, 09/15/27	2,541,454	2,475,048
13.46%, 08/15/33 IO 144AΩ†	32,786,922	588,027
Luminent Mortgage Trust
5.59%, 11/26/35 STEP†	3,203,490	3,207,514
Merrill Lynch Mortgage Investors, Inc.
4.25%, 08/25/34†	3,137,671	3,094,852
MLCC Mortgage Investors, Inc.
5.71%, 03/15/25 STEP†	833,857	837,461
4.73%, 12/25/34†	2,439,396	2,418,390
5.41%, 02/25/36†	5,149,933	5,129,776
Morgan Stanley Capital I
6.53%, 03/15/31	2,918,125	2,981,615
NationsLink Funding Corporation
6.32%, 01/20/31	1,989,031	2,022,740
Nomura Asset Acceptance Corporation
5.05%, 06/25/10†	2,825,445	2,801,598
Nomura Asset Securities Corporation
6.59%, 03/15/30	3,300,000	3,355,369
Opteum Mortgage Acceptance Corporation
5.42%, 12/25/35 STEP†	2,273,985	2,272,479
5.39%, 12/31/49†	2,570,448	2,568,982
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	2,403,772	2,419,829
Residential Accredit Loans, Inc.
6.00%, 12/25/16	81,532	81,273
5.73%, 01/25/33†	849,060	852,084
Residential Funding Mortgage Securities I
6.50%, 03/25/32	175,400	176,148
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,533,838	1,526,506
5.35%, 08/25/34†	1,909,392	1,905,434
5.63%, 09/25/34†	550,803	551,529
5.40%, 05/25/35†	3,342,586	3,348,116
Structured Asset Mortgage Investments, Inc.
7.19%, 10/19/34†	832,535	840,578
5.61%, 05/25/35 STEP†	1,610,058	1,610,993
5.40%, 08/25/36†	1,800,000	1,800,347
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A	2,790,000	2,892,510
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	2,375,225	2,312,910
Washington Mutual Asset Securities Corporation
4.24%, 05/25/36 144A	1,893,137	1,862,124
Washington Mutual Mortgage Securities Corporation
6.80%, 03/25/32†	316,273	314,973
Washington Mutual, Inc.
5.60%, 12/25/27 STEP†	4,174,433	4,172,818
4.67%, 05/25/35†	3,550,000	3,518,982
5.83%, 06/25/42†	197,714	198,242
5.64%, 01/25/45 STEP†	2,819,935	2,837,172
5.52%, 04/25/45†	594,562	595,037
5.65%, 08/25/45†	1,336,201	1,339,324
5.62%, 10/25/45 STEP†	1,299,176	1,307,485
5.41%, 06/25/46†	3,538,999	3,541,129
Wells Fargo Mortgage-Backed Securities Trust
3.99%, 01/25/35†	2,788,771	2,727,781
4.55%, 02/25/35†	4,554,993	4,458,661

Total Mortgage-Backed Securities (Cost $369,108,143)		366,889,536

MUNICIPAL BOND — 0.0%
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08
(Cost $425,000)	425,000	413,002

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
3-Month LIBOR, Strike Price
$4.50, Expires 01/22/07	440	11,176
3-Month LIBOR, Strike Price
$4.50, Expires 10/06/06	345	—
3-Month LIBOR, Strike Price
$5.00, Expires 03/08/07	2,640	94,723
3-Month LIBOR, Strike Price
$5.00, Expires 12/20/07	2,130	154,429
3-Month LIBOR, Strike Price
$5.04, Expires 09/17/07	710	49,329
3-Month LIBOR, Strike Price
$5.13, Expires 10/25/06	890	13,946
3-Month LIBOR, Strike Price
$5.25, Expires 06/07/07	1,600	128,016
3-Month LIBOR, Strike Price
$5.25, Expires 07/02/07	3,350	280,194

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
3-Month LIBOR, Strike Price
$5.50, Expires 06/29/07	1,750	$204,540

		936,353

Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $90.50, Expires 09/17/07	618	3,863
90-Day Eurodollar Futures, Strike Price $91.25, Expires 06/18/07	702	4,388
90-Day Eurodollar Futures, Strike Price $92.00, Expires 03/19/07	87	544
90-Day Eurodollar Futures, Strike Price $95.00, Expires 09/17/07	29	26,463

		35,258

Total Purchased Options (Cost $1,035,804)		971,611

	Par
REPURCHASE AGREEMENT — 1.6%
Credit Suisse 5.05% (dated 09/29/06, matures 10/02/06, repurchase price $15,906,691, collateralized by U.S. Treasury Inflationary Index Bonds, 3.375% due 01/15/12, total market value $16,212,208) (Cost $15,900,000)	$15,900,000	15,900,000

	Shares
MONEY MARKET FUNDS — 15.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	45,241,002	45,241,002
Northern Institutional Liquid Assets Portfolio§	109,660,932	109,660,932

Total Money Market Funds (Cost $154,901,934)		154,901,934

	Par
U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bills
4.79%, 12/14/06‡‡	$350,000	346,661
4.80%, 12/14/06‡‡	100,000	99,046
4.81%, 12/14/06‡‡	960,000	950,843

		1,396,550

U.S. Treasury Bond
10.38%, 11/15/12 Δ	2,535,000	2,685,318

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/07Δ	41,300,000	52,593,301
3.63%, 01/15/08Δ	5,900,000	7,492,229

		60,085,530

U.S. Treasury Notes
4.88%, 05/31/08Δ	4,590,000	4,600,043
4.88%, 08/15/09Δ	30,223,000	30,437,886
4.25%, 10/15/10	180,000	177,820
5.13%, 06/30/11	400,000	408,953
4.88%, 07/31/11Δ	400,000	404,766
4.00%, 02/15/14Δ	5,500,000	5,290,098
4.50%, 11/15/15Δ	400,000	396,250

		41,715,816

Total U.S. Treasury Obligations (Cost $106,577,471)		105,883,214

TOTAL INVESTMENTS — 113.0% (Cost $1,104,292,101)		1,100,270,174

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
3-Month LIBOR, Strike Price
$4.54, Expires 10/06/06	(149)	—
3-Month LIBOR, Strike Price
$4.56, Expires 01/22/07	(189)	(14,307)
3-Month LIBOR, Strike Price
$5.04, Expires 03/08/07	(113)	(91,790)
3-Month LIBOR, Strike Price
$5.15, Expires 12/20/07	(930)	(157,549)
3-Month LIBOR, Strike Price
$5.21, Expires 10/25/06	(380)	(25,730)
3-Month LIBOR, Strike Price
$5.34, Expires 06/07/07	(700)	(129,521)
3-Month LIBOR, Strike Price
$5.37, Expires 07/02/07	(1,460)	(290,832)
3-Month LIBOR, Strike Price
$5.60, Expires 06/29/07	(760)	(206,226)

Total Written Options (Premiums received $(955,925))		(915,955)

Liabilities in Excess of Other Assets — (12.9)%		(125,691,124)

NET ASSETS — 100.0%		$973,663,095

See Notes to Financial Statements.

Swap agreements outstanding at September 30, 2006:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (d)	09/15/10	20,600,000	$(162,953)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (i)	12/15/35	(100,000)	282
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (d)	12/15/35	(5,000,000)	14,082

			(148,589)

Euros
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco (j)	10/15/10	1,500,000	8,083

			8,083

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (h)	12/15/15	(200,000,000)	(30,694)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (d)	12/15/15	(80,000,000)	(12,277)

			(42,971)

U.S. Dollars
Receive fixed rate payments of 0.61% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/30 (h)	03/20/07	$1,300,000	2,290
Receive fixed rate payments of 0.70% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/30 (a)	03/20/07	3,700,000	8,086
Receive fixed rate payments of 0.77% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/30 (g)	05/20/07	200,000	635
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (d)	12/20/08	24,300,000	(27,328)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (c)	12/20/11	2,000,000	(2,149)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (a)	12/20/13	(100,000)	632
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (a)	12/20/16	(9,000,000)	105,189
Receive floating par in the event of default on Asset-Backed Funding Certificates, 8.83% due 11/25/32 and pay fixed rate payments of 2.35% (b)	11/25/32	(1,000,000)	(9,275)
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.03% due 12/27/33 and pay fixed rate payments of 0.54% (h)	12/27/33	(2,400,000)	(2,757)
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.73% due 02/25/34 and pay fixed rate payments of 0.49% (d)	02/25/34	(2,400,000)	(1,142)
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.63% due 02/25/35 and pay fixed rate payments of 0.59% (d)	02/25/35	(2,400,000)	(1,378)
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.14% due 02/25/35 and pay fixed rate payments of 0.61% (d)	02/25/35	$(2,400,000)	$(1,423)

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (a)	07/25/45	(1,000,000)	(2,124)
Receive variable rate payments on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (h)	07/25/45	(8,000,000)	(16,991)
Receive variable rate payments on the ABX.HE.BBB.06-2 Index and pay fixed rate payments of 1.33% (h)	05/25/46	(300,000)	1,363

			53,628

			$(129,849)

Forward volatility option with premium to be determined on a future date outstanding on September 30, 2006:

Description	Expiration Date	Notional Value	Unrealized Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen, Strike Price and premium determined on 03/20/07, based upon implied volatility parameter of 8.50% (b)	03/20/08	$19,100,000	$(51,983)

See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.5%
Federal Farm Credit Bank
4.85%, 12/16/09	$2,700,000	$2,686,762
4.50%, 08/08/11	3,000,000	2,913,231
4.80%, 10/19/15	1,500,000	1,484,076
5.20%, 11/28/16	1,400,000	1,424,595
Federal Home Loan Bank
4.25%, 09/12/08Δ	3,000,000	2,960,034
3.50%, 02/13/09	1,000,000	967,933
4.38%, 09/11/09	3,000,000	2,955,084
4.08%, 04/26/10	1,500,000	1,458,888
5.00%, 03/08/13	5,000,000	5,019,085
7.38%, 02/13/15	2,500,000	2,909,968
Federal Home Loan Mortgage Corporation
4.50%, 08/04/08	3,000,000	2,975,793
4.48%, 09/19/08	10,000,000	9,908,090
6.88%, 09/15/10	2,044,000	2,189,128
5.63%, 03/15/11Δ	1,440,000	1,482,192
5.63%, 11/23/35Δ	1,260,000	1,236,259
Federal National Mortgage Association
5.00%, 06/25/07‡‡	260,000	250,500
3.13%, 03/16/09Δ	7,250,000	6,954,106
7.25%, 01/15/10Δ	1,400,000	1,499,515
7.13%, 06/15/10Δ	1,600,000	1,720,459

Total Agency Obligations
(Cost $53,258,438)		52,995,698

ASSET-BACKED SECURITIES — 4.0%
Amortizing Residential Collateral Trust
5.61%, 04/25/32†	79,582	79,460
AQ Finance NIM Trust
5.55%, 01/25/09 144A†	14,175	14,176
Argent Securities, Inc.
5.43%, 11/25/35†	581,167	581,255
Asset-Backed Securities Corp Home Equity
5.61%, 09/25/34†	863,145	862,690
Bayview Financial Acquisition Trust
5.77%, 02/28/44†	1,322,598	1,324,954
Citibank Credit Card Issuance Trust
6.47%, 02/09/09†	670,000	671,954
Conseco Finance Securitizations Corporation
4.20%, 02/01/33 IOΩ@	10,224,000	127,340
Countrywide Home Equity Loan Trust
5.59%, 04/15/28†	123,200	123,198
5.68%, 03/15/29†	1,440,690	1,444,312
5.62%, 05/15/29†	1,062,508	1,065,607
5.57%, 12/15/35†	4,169,634	4,171,849
5.55%, 02/15/36†	1,930,542	1,930,847
5.47%, 08/15/36†	4,044,821	4,047,407
Credit-Based Asset Servicing and Securitization
5.62%, 08/25/33†	78,051	78,067
CS First Boston Mortgage Securities Corporation
5.47%, 05/25/35 STEP†	988,864	989,058
EMC Mortgage Loan Trust
5.88%, 11/25/41 144A†	518,216	520,777
EQCC Trust
5.63%, 10/25/31†	80,886	80,926
First Horizon Asset Back Trust
5.61%, 10/25/34†	600,573	602,462
Fleet Home Equity Loan Trust
5.66%, 05/30/31†	611,587	611,698
Ford Credit Auto Owner Trust
5.34%, 09/15/08†	519,794	519,815
GSAMP Trust
5.43%, 09/25/35†	279,032	279,055
Honda Auto Receivables Owner Trust
5.10%, 09/18/08	3,900,000	3,895,125
Lehman XS Trust
5.62%, 11/25/35†	2,010,146	2,011,878
5.63%, 11/25/35†	2,942,725	2,950,769
5.59%, 01/30/40†	2,286,012	2,288,870
Madison Avenue Manufactured Housing Contract
5.68%, 09/25/08†	1,318,993	1,323,601
Master Asset-Backed Securities Trust
5.51%, 03/25/35 STEP†	1,636,922	1,637,662
MBNA Credit Card Master Note Trust
5.83%, 03/15/10†	1,900,000	1,908,005
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
5.52%, 07/25/17 STEP†	260,072	260,264
Nelnet Student Loan Trust
5.50%, 01/26/15†	4,009,404	4,010,681
NextCard Credit Card Master Note Trust
11.87%, 12/15/06 144A†	910,000	80,406
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	3,800,000	3,797,032
Provident Bank Home Equity Loan Trust
5.60%, 08/25/31†	245,519	245,689
Quest Trust
5.95%, 06/25/34 144A†	164,014	164,514
Residential Asset Mortgage Products, Inc.
5.56%, 03/25/34 STEP†	767,169	768,084
Salomon Brothers Mortgage Securities VII
5.81%, 03/30/28 STEP†	112,700	112,731
SG Mortgage Securities Trust
5.43%, 09/25/35†	607,288	607,368
SLM Student Loan Trust
5.46%, 01/25/13†	200,881	200,702

Total Asset-Backed Securities (Cost $47,542,176)		46,390,288

COMMERCIAL PAPER — 0.1%
General Electric Capital Corporation
5.25%, 01/16/07
(Cost $885,956)	900,000	886,140

CORPORATE BONDS — 12.3%
ACE Capital Trust II
9.70%, 04/01/30	60,000	80,260

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
AES Corporation (The)
9.50%, 06/01/09Δ	$42,000	$45,045
9.38%, 09/15/10Δ	30,000	32,550
8.75%, 05/15/13 144A	520,000	560,300
9.00%, 05/15/15 144A	760,000	822,700
Allied Waste North America, Inc.
7.13%, 05/15/16 144A	375,000	371,719
American Achievement Corporation
8.25%, 04/01/12	30,000	30,450
Amerigas Partners LP
7.25%, 05/20/15	80,000	80,100
AmerisourceBergen Corporation
5.88%, 09/15/15	130,000	128,099
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	101,938
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,124,553
Anadarko Petroleum Corporation
5.79%, 09/15/09†	1,070,000	1,072,171
6.45%, 09/15/36	150,000	153,727
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	121,252
5.36%, 12/29/49 144A	800,000	772,253
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	97,855
Astoria Financial Corporation
5.75%, 10/15/12	450,000	454,143
AT&T, Inc.
4.13%, 09/15/09Δ	250,000	242,260
5.30%, 11/15/10Δ	175,000	174,644
5.10%, 09/15/14	550,000	532,261
Bank of America Corporation
5.38%, 08/15/11Δ	240,000	242,355
Bank One Corporation
4.13%, 09/01/07Δ	1,100,000	1,085,831
Bank United Corporation
8.88%, 05/01/07	125,000	127,436
Beazer Homes USA, Inc.
8.63%, 05/15/11Δ	10,000	10,138
BellSouth Capital Funding
7.88%, 02/15/30Δ	460,000	525,642
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	38,210
6.88%, 10/15/31Δ	10,000	10,446
Boeing Co.
6.63%, 02/15/38	210,000	239,057
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	529,320
Charter Communications Operating LLC
8.00%, 04/30/12 144A@Δ	250,000	253,125
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	130,550
Cincinnati Bell, Inc.
7.00%, 02/15/15	130,000	128,050
Citigroup, Inc.
5.00%, 03/06/07Δ	2,200,000	2,196,660
Citizens Communications Co.
9.25%, 05/15/11	40,000	44,300
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	20,000	19,748
4.25%, 05/15/09	250,000	241,756
5.50%, 09/15/14Δ	765,000	711,869
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	60,000	60,072
7.88%, 11/01/17	2,050,000	2,396,934
Clorox Co.
5.52%, 12/14/07†	1,500,000	1,503,030
CNA Financial Corporation
6.75%, 11/15/06	180,000	180,235
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11Δ	740,000	778,154
8.38%, 03/15/13	225,000	256,979
9.46%, 11/15/22	275,000	356,659
ConocoPhillips
5.03%, 04/11/07†	4,000,000	4,001,040
8.75%, 05/25/10	230,000	257,055
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,670,000	1,931,781
Cox Communications, Inc.
4.63%, 01/15/10Δ	800,000	778,750
Cox Enterprises, Inc.
4.38%, 05/01/08 144AΔ	600,000	588,946
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	608,438
6.75%, 04/15/12	60,000	60,075
7.63%, 07/15/18	45,000	46,294
D.R. Horton, Inc.
8.50%, 04/15/12	10,000	10,485
DaimlerChrysler NA Holding Corporation
5.87%, 09/10/07†	3,700,000	3,709,024
5.88%, 03/15/11Δ	590,000	591,346
7.30%, 01/15/12	550,000	585,223
6.50%, 11/15/13	210,000	215,653
DaVita, Inc.
7.25%, 03/15/15Δ	80,000	79,000
Dean Foods Co.
7.00%, 06/01/16	375,000	376,875
Devon Energy Corporation
7.95%, 04/15/32Δ	1,305,000	1,616,372
DirecTV Holdings LLC
8.38%, 03/15/13	155,000	161,394
Dominion Resources, Inc.
4.13%, 02/15/08	70,000	68,906
5.13%, 12/15/09	230,000	228,665
4.75%, 12/15/10	70,000	68,322
5.70%, 09/17/12Δ	770,000	775,607
DRS Technologies, Inc.
6.63%, 02/01/16	65,000	64,188
Dryden Investor Trust
7.16%, 07/23/08	914,254	929,774
Duke Energy Corporation
5.63%, 11/30/12Δ	710,000	721,036
Dynegy Holdings, Inc.
8.75%, 02/15/12Δ	275,000	286,344
E*Trade Financial Corporation
7.38%, 09/15/13	40,000	41,100
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	480,928

See Notes to Financial Statements.

	Par	Value
Echostar DBS Corporation
5.75%, 10/01/08	$500,000	$496,875
6.63%, 10/01/14Δ	30,000	28,613
7.13%, 02/01/16 144AΔ	230,000	223,388
El Paso Corporation
8.05%, 10/15/30Δ	600,000	627,000
7.80%, 08/01/31Δ	950,000	978,500
7.75%, 01/15/32Δ	530,000	545,900
El Paso Natural Gas Co.
8.38%, 06/15/32	210,000	241,458
El Paso Performance-Linked Trust
7.75%, 07/15/11 144AΔ	1,460,000	1,507,450
Electronic Data Systems Corporation
7.13%, 10/15/09Δ	1,000,000	1,046,638
Embarq Corporation
8.00%, 06/01/36	150,000	159,302
Entergy Gulf States, Inc.
6.14%, 12/08/08 144A†	1,900,000	1,904,518
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	636,326
EOP Operating LP
7.75%, 11/15/07	100,000	102,461
Exelon Corporation
5.63%, 06/15/35Δ	1,190,000	1,127,431
Farmer Mac Guaranteed Notes Trust
5.50%, 07/15/11 144A	4,200,000	4,291,543
Firstar Bank NA
7.13%, 12/01/09	170,000	179,609
FirstEnergy Corporation
5.50%, 11/15/06Δ	360,000	359,996
6.45%, 11/15/11	70,000	73,101
7.38%, 11/15/31Δ	1,700,000	1,971,492
Ford Motor Co.
7.45%, 07/16/31Δ	550,000	427,625
Ford Motor Credit Co.
6.63%, 06/16/08	350,000	344,844
7.38%, 10/28/09	3,700,000	3,598,087
5.70%, 01/15/10Δ	125,000	115,565
7.88%, 06/15/10	500,000	487,321
7.38%, 02/01/11Δ	680,000	653,274
10.64%, 06/15/11 144A†	607,000	634,959
7.25%, 10/25/11	50,000	47,202
7.00%, 10/01/13Δ	800,000	743,266
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	20,500
6.50%, 02/01/17	70,000	66,150
Fresenius Medical Care Capital Trust II
7.88%, 02/01/08	169,000	172,380
General Electric Capital Corporation
4.13%, 09/01/09	740,000	722,307
5.45%, 01/15/13Δ	460,000	466,232
General Electric Co.
5.00%, 02/01/13	1,070,000	1,059,328
General Motors Acceptance Corporation
6.13%, 08/28/07Δ	1,740,000	1,737,898
5.13%, 05/09/08Δ	570,000	558,771
5.85%, 01/14/09	220,000	215,814
5.63%, 05/15/09	1,490,000	1,453,872
7.75%, 01/19/10	500,000	512,691
6.88%, 09/15/11Δ	575,000	572,545
General Motors Corporation
8.25%, 07/15/23Δ	210,000	182,963
8.38%, 07/05/33(E)	170,000	192,146
Georgia Gulf Corporation
9.50%, 10/15/14 144A	50,000	49,652
Georgia-Pacific Corporation
8.13%, 05/15/11Δ	4,000	4,120
Goldman Sachs Group LP
4.50%, 06/15/10	930,000	909,490
Greenpoint Financial Corporation
3.20%, 06/06/08	300,000	289,357
HCA, Inc.
6.30%, 10/01/12	32,000	27,160
6.50%, 02/15/16Δ	957,000	770,385
7.69%, 06/15/25	250,000	196,408
Hertz Corporation
8.88%, 01/01/14 144A	95,000	99,988
Hess Corporation
7.30%, 08/15/31Δ	1,320,000	1,490,881
Hexion US Finance Corporation
9.00%, 07/15/14Δ	30,000	30,750
Host Marriott LP
9.50%, 01/15/07Δ	550,000	557,563
9.25%, 10/01/07Δ	32,000	33,160
6.75%, 06/01/16	30,000	29,738
HSBC Bank USA NA
5.46%, 09/21/07†	300,000	300,402
HSBC Finance Corporation
4.63%, 01/15/08	1,130,000	1,122,560
8.00%, 07/15/10	440,000	481,082
7.00%, 05/15/12Δ	390,000	422,166
6.38%, 11/27/12Δ	70,000	73,531
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†	280,000	280,394
IMC Global, Inc.
10.88%, 06/01/08	49,000	52,491
10.88%, 08/01/13	50,000	56,000
iStar Financial, Inc.
8.75%, 08/15/08	200,000	212,228
5.13%, 04/01/11Δ	175,000	171,873
5.65%, 09/15/11Δ	250,000	250,484
6.50%, 12/15/13Δ	125,000	128,497
Jacuzzi Brands, Inc.
9.63%, 07/01/10	75,000	79,875
JC Penny Co., Inc.
7.40%, 04/01/37Δ	50,000	54,350
JPM Capital Trust II
7.95%, 02/01/27Δ	700,000	730,382
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	327,663
5.15%, 10/01/15Δ	1,890,000	1,846,821
Kansas City Southern Railway
9.50%, 10/01/08	119,000	124,355
Kerr-McGee Corporation
7.88%, 09/15/31	2,000,000	2,427,752
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	150,000	152,493
6.75%, 03/15/11	150,000	156,433
7.13%, 03/15/12	30,000	31,839
5.00%, 12/15/13	200,000	190,234

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Koch Forest Products, Inc.
6.56%, 12/20/12	$3,809,524	$3,820,766
6.98%, 12/20/12	180,476	182,322
L-3 Communications Corporation
7.63%, 06/15/12	250,000	258,750
6.38%, 10/15/15 144A	250,000	241,875
6.38%, 10/15/15	120,000	117,300
Lamar Media Corporation
7.25%, 01/01/13Δ	110,000	111,238
6.63%, 08/15/15 144A	80,000	77,100
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	133,125
Lehman Brothers Holdings, Inc.
4.00%, 01/22/08	1,120,000	1,102,491
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,519
5.70%, 05/15/13	25,000	23,716
3.75%, 02/15/30 CONVΔ	40,000	25,100
Liberty Mutual Group
7.00%, 03/15/34 144AΔ	75,000	75,224
Lincoln National Corporation
7.00%, 05/17/49†Δ	525,000	550,852
Lockheed Martin Corporation
6.15%, 09/01/36 144AΔ	190,000	199,797
Lyondell Chemical Co.
8.00%, 09/15/14	55,000	55,963
8.25%, 09/15/16Δ	35,000	35,700
MacDermid, Inc.
9.13%, 07/15/11	111,000	116,273
Merrill Lynch & Co., Inc.
3.38%, 09/14/07	420,000	412,751
MidAmerican Energy Holdings Co.
6.13%, 04/01/36 144AΔ	350,000	354,992
Midwest Generation LLC
8.75%, 05/01/34Δ	250,000	268,125
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	267,868
Morgan Stanley
3.63%, 04/01/08	110,000	107,491
5.63%, 01/09/12Δ	410,000	415,781
Nelnet, Inc.
7.40%, 09/29/36†Δ	475,000	476,387
New Cingular Wireless Services, Inc.
7.88%, 03/01/11	650,000	712,476
8.13%, 05/01/12Δ	135,000	152,126
Nextel Communications, Inc.
5.95%, 03/15/14Δ	294,000	287,979
7.38%, 08/01/15	130,000	134,261
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,399,371
Nortek, Inc.
8.50%, 09/01/14Δ	62,000	58,900
Northrop Grumman Corporation
4.08%, 11/16/06	280,000	279,545
NRG Energy, Inc.
7.25%, 02/01/14	210,000	208,950
Omnicare, Inc.
6.88%, 12/15/15Δ	239,000	233,324
Oncor Electric Delivery Co.
6.38%, 01/15/15	30,000	31,023
Oxford Industries, Inc.
8.88%, 06/01/11	60,000	61,500
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	61,500
Pacific Gas & Electric Co.
6.05%, 03/01/34	710,000	716,515
Patrons’ Legacy
5.65%, 01/17/17 144A	640,000	638,871
Peabody Energy Corporation
6.88%, 03/15/13	145,000	143,550
Pemex Project Funding Master Trust
9.13%, 10/13/10	1,075,000	1,206,150
6.63%, 06/15/35 144A	60,000	59,025
PHH Corporation
6.00%, 03/01/08	1,075,000	1,077,598
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	275,000	290,732
Plains Exploration & Production Co.
7.13%, 06/15/14Δ	100,000	105,000
Pogo Producing Co.
6.88%, 10/01/17Δ	130,000	124,638
Popular North America, Inc.
6.13%, 10/15/06	200,000	200,038
5.20%, 12/12/07	400,000	397,076
4.25%, 04/01/08	300,000	294,683
5.65%, 04/15/09Δ	250,000	250,997
Pride International, Inc.
7.38%, 07/15/14	130,000	134,550
Progress Energy, Inc.
5.63%, 01/15/16	150,000	149,900
7.75%, 03/01/31Δ	350,000	425,307
Prudential Funding LLC
6.60%, 05/15/08 144AΔ	600,000	612,681
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,677,000	1,860,041
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	201,000
Qwest Corporation
5.63%, 11/15/08	600,000	598,500
8.88%, 03/15/12Δ	200,000	219,250
7.50%, 06/15/23	500,000	497,500
Rabobank Capital Funding II
5.26%, 12/29/13 144A†Δ	50,000	49,006
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†Δ	350,000	338,481
Raytheon Co.
6.00%, 12/15/10	5,000	5,137
5.50%, 11/15/12Δ	10,000	10,100
Reader’s Digest Association, Inc.
6.50%, 03/01/11	50,000	47,750
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	243,669
Safeco Corporation
4.20%, 02/01/08	450,000	440,779
SemGroup LP
8.75%, 11/15/15 144AΔ	10,000	10,138
Service Corp. International
7.38%, 10/01/14 144A	35,000	35,394
7.63%, 10/01/18 144A	55,000	55,619

See Notes to Financial Statements.

	Par	Value
Sinclair Broadcast Group, Inc.
8.00%, 03/15/12	$20,000	$20,375
SLM Corporation
5.44%, 04/01/09†	1,130,000	1,086,778
Sonat, Inc.
7.63%, 07/15/11	460,000	473,800
Southern Natural Gas Co.
8.88%, 03/15/10	130,000	136,976
8.00%, 03/01/32	400,000	444,252
Sovereign Bank
4.38%, 08/01/13†	525,000	516,454
Sprint Capital Corporation
6.00%, 01/15/07	290,000	290,331
6.13%, 11/15/08	310,000	314,696
7.63%, 01/30/11Δ	250,000	269,426
8.38%, 03/15/12	340,000	381,487
6.88%, 11/15/28	275,000	279,495
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	189,150
Sungard Data Systems, Inc.
9.13%, 08/15/13	120,000	124,800
TCI Communications Financing III
9.65%, 03/31/27	2,610,000	2,772,198
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	170,000	170,213
9.25%, 02/01/15Δ	1,655,000	1,601,213
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,855,465
Terex Corporation
7.38%, 01/15/14Δ	20,000	20,200
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	697,891
Time Warner, Inc.
6.88%, 05/01/12Δ	110,000	116,447
7.70%, 05/01/32	1,160,000	1,299,253
Transcontinental Gas Pipe Line Corporation
6.35%, 04/15/08 144A†	1,500,000	1,503,750
Transocean, Inc.
5.40%, 09/05/08†	2,000,000	2,001,118
TXU Corporation
4.80%, 11/15/09Δ	500,000	489,837
5.55%, 11/15/14Δ	110,000	104,476
6.55%, 11/15/34Δ	1,080,000	1,022,624
TXU Energy Co. LLC
7.00%, 03/15/13	150,000	157,687
Tyco International Group SA Participation Certificate Trust
4.44%, 06/15/07 144A@	400,000	397,018
Tyson Foods, Inc.
7.25%, 10/01/06	100,000	100,000
8.25%, 10/01/11Δ	200,000	215,202
Unilever Capital Corporation
7.13%, 11/01/10Δ	285,000	304,726
Union Pacific Corporation
6.65%, 01/15/11	260,000	273,399
United Air Lines, Inc.
9.21%, 01/21/17@	117,826	10,678
9.56%, 10/19/18#	262,152	158,766
United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	502,547
Ventas Realty LP
8.75%, 05/01/09	70,000	74,813
9.00%, 05/01/12Δ	30,000	33,600
6.50%, 06/01/16Δ	70,000	69,913
Verizon Communications, Inc.
5.55%, 02/15/16	2,100,000	2,076,026
Verizon Global Funding Corporation
7.38%, 09/01/12Δ	290,000	317,582
4.38%, 06/01/13Δ	140,000	131,472
5.85%, 09/15/35Δ	600,000	567,200
Vintage Petroleum, Inc.
8.25%, 05/01/12	250,000	263,949
Visteon Corporation
8.25%, 08/01/10Δ	145,000	142,100
Wachovia Bank NA
5.49%, 03/23/09†	750,000	750,356
Wachovia Capital Trust III
5.80%, 08/29/49†Δ	580,000	582,138
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,832,503
Washington Mutual, Inc.
8.25%, 04/01/10	250,000	271,613
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,178,656
Westlake Chemical Corporation
6.63%, 01/15/16Δ	80,000	76,400
Weyerhaeuser Co.
6.75%, 03/15/12Δ	1,885,000	1,972,311
Williams Cos., Inc.
7.50%, 01/15/31Δ	270,000	267,975
7.75%, 06/15/31Δ	200,000	201,000
8.75%, 03/15/32Δ	1,130,000	1,243,000
Windstream Corporation
8.63%, 08/01/16 144AΔ	300,000	322,500
Xerox Corporation
7.13%, 06/15/10	250,000	261,250
6.75%, 02/01/17	90,000	91,800
XTO Energy, Inc.
7.50%, 04/15/12	43,000	46,937
6.25%, 04/15/13Δ	695,000	717,827
ZFS Finance USA Trust I
6.15%, 12/15/49 144A†Δ	500,000	498,050

Total Corporate Bonds (Cost $140,395,412)		142,793,190

FOREIGN BONDS — 11.1%
Australia — 0.0%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†	525,000	511,732

Belgium — 0.0%
Belgium Treasury Bill
2.75%, 10/12/06(E)	140,000	177,400

Bermuda — 0.4%
ACE, Ltd.
6.00%, 04/01/07	350,000	350,808
Arch Capital Group, Ltd.
7.35%, 05/01/34	475,000	527,025
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14Δ	325,000	315,324
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	525,000	518,631

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Intelsat Bermuda, Ltd.
9.25%, 06/15/16 144AΔ	$60,000	$63,375
Intelsat, Ltd.
6.50%, 11/01/13Δ	110,000	88,275
Tyco International Group SA
6.13%, 11/01/08	90,000	91,359
6.00%, 11/15/13	2,920,000	3,026,060

		4,980,857

Brazil — 0.3%
Federal Republic of Brazil
7.88%, 03/07/15	25,000	27,463
8.88%, 04/15/24	99,000	119,048
10.13%, 05/15/27	821,000	1,103,835
7.13%, 01/20/37Δ	142,000	145,337
11.00%, 08/17/40Δ	1,171,000	1,526,691
Petrobras International Finance Co.
6.13%, 10/06/16	650,000	647,121

		3,569,495

Bulgaria — 0.0%
Republic of Bulgaria
8.25%, 01/15/15	97,000	114,334

Canada — 0.6%
Anadarko Finance Co.
7.50%, 05/01/31	400,000	458,742
Bombardier Capital Funding LP
6.13%, 05/14/07(E)	250,000	320,184
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	770,000	1,220,972
Canadian Treasury Bill
5.08%, 12/15/06	530,000	524,302
ChevronTexaco Capital Co.
3.50%, 09/17/07	690,000	679,438
Conoco Funding Co.
7.25%, 10/15/31	315,000	377,044
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,632,425
Hydro Quebec
6.30%, 05/11/11	305,000	319,650
Quebecor Media, Inc.
7.75%, 03/15/16	40,000	40,250
Rogers Cable, Inc.
5.50%, 03/15/14Δ	350,000	330,750
6.75%, 03/15/15	10,000	10,150
Rogers Wireless, Inc.
8.52%, 12/15/10†	250,000	255,000
6.38%, 03/01/14 144A	100,000	100,125
6.38%, 03/01/14Δ	30,000	30,038
Sun Media Corporation
7.63%, 02/15/13	50,000	50,750
Western Oil Sands, Inc.
8.38%, 05/01/12	165,000	177,788

		6,527,608

Cayman Islands — 0.4%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	453,798
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	750,000	739,963
4.63%, 06/15/10 144A	1,000,000	986,617
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/15 144A†Δ	690,000	715,302
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/48 144A†Δ	830,000	825,803
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	874,246	920,122

		4,641,605

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	198,538

Colombia — 0.0%
Republic of Colombia
11.75%, 02/25/20	135,000	189,675
7.38%, 09/18/37Δ	270,000	274,050

		463,725

France — 3.7%
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	70,000	69,650
French Treasury Bill
2.60%, 10/19/06(E)Ω	1,200,000	1,519,474
2.90%, 10/19/06(E)	12,390,000	15,688,564
2.76%, 11/02/06(E)Ω	2,400,000	3,035,417
2.95%, 11/23/06(E)Ω	500,000	631,187
3.19%, 12/28/06(E)	2,000,000	2,516,478
3.14%, 01/18/07(E)Ω	14,800,000	18,587,221
Legrand SA
8.50%, 02/15/25Δ	250,000	284,375

		42,332,366

Germany — 0.4%
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	1,848,809
German Treasury Bill
3.00%, 12/13/06(E)Ω	1,330,000	1,676,022
3.12%, 01/17/07(E)Ω	600,000	753,650
Kabel Deutschland GmbH
10.63%, 07/01/14 144A	145,000	156,238

		4,434,719

Iceland — 0.5%
Glitnir Banki HF
6.33%, 07/28/11 144A	600,000	613,034
6.69%, 06/15/16 144A†Δ	1,000,000	1,023,622
Kaupthing Bank HF
5.74%, 04/12/11 144A†	1,630,000	1,632,166
5.75%, 10/04/11 144A	130,000	129,221
7.13%, 05/19/16 144A	350,000	368,555
Landsbanki Islands HF
6.10%, 08/25/11 144A	1,500,000	1,517,294

		5,283,892

Italy — 0.2%
Republic of Italy
3.80%, 03/27/08(J)Δ	156,000,000	1,386,469
Telecom Italia Capital SA
4.00%, 01/15/10Δ	225,000	213,350
5.25%, 11/15/13	165,000	156,462
4.95%, 09/30/14Δ	835,000	768,130
5.25%, 10/01/15	130,000	120,669

		2,645,080

See Notes to Financial Statements.

	Par	Value
Japan — 0.2%
Aiful Corporation
5.00%, 08/10/10 144AΔ	$600,000	$583,925
Resona Bank, Ltd.
4.13%, 06/27/49 144A(E)†@	500,000	615,874
5.85%, 07/15/49 144A†@	475,000	465,215

		1,665,014

Luxembourg — 0.1%
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	719,040
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	816,293

		1,535,333

Malaysia — 0.0%
Petronas Capital, Ltd.
7.88%, 05/22/22 144A	430,000	520,059

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11Δ	176,000	186,560

Mexico — 0.8%
America Movil SA de CV
5.50%, 03/01/14	300,000	293,436
United Mexican States
6.20%, 01/13/09†	300,000	303,525
8.00%, 12/19/13(M)	43,750,000	3,931,690
5.63%, 01/15/17	300,000	297,150
11.50%, 05/15/26Δ	1,070,000	1,697,020
8.30%, 08/15/31	660,000	824,670
7.50%, 04/08/33	1,213,000	1,402,228

		8,749,719

Netherlands — 1.2%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	499,870
8.25%, 06/15/30	600,000	735,131
Dutch Treasury Certificate
2.68%, 10/31/06(E)Ω	8,790,000	11,119,666
Royal KPN NV
8.00%, 10/01/10	780,000	843,415
TPSA Finance BV
7.75%, 12/10/08 144A	375,000	392,412

		13,590,494

Panama — 0.1%
Republic of Panama
9.63%, 08/08/11	1,000	1,148
7.13%, 01/29/26	538,000	566,245
8.88%, 09/30/27	30,000	37,275
6.70%, 01/26/36Δ	549,000	546,255

		1,150,923

Puerto Rico — 0.0%
Telecomunicaciones de Puerto Rico, Inc.
6.80%, 05/15/09	350,000	358,841

Russia — 0.8%
Ministry Finance of Russia
3.00%, 05/14/08	750,000	721,350
Russian Federation
8.25%, 03/31/10	2,577,796	2,713,388
5.00%, 03/31/30 STEP†	4,700,000	5,256,940

		8,691,678

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	232,265

Supranational — 0.8%
Inter-American Development Bank
1.00%, 03/24/15	13,000,000	9,322,885

United Kingdom — 0.6%
BP Capital Markets PLC
2.75%, 12/29/06	740,000	735,508
HBOS Capital Funding LP
6.07%, 12/31/49 144A†Δ	600,000	609,661
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	892,326
Royal & Sun Alliance Insurance Group
8.50%, 12/08/14(U)†	150,000	323,625
Royal Bank of Scotland Group PLC
5.39%, 12/21/07 144A†	1,100,000	1,101,175
United Kingdom Gilt
4.25%, 03/07/11(U)	1,600,000	2,940,263

		6,602,558

Venezuela — 0.0%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	140,000	136,500

Total Foreign Bonds (Cost $126,425,234)		128,624,180

MORTGAGE-BACKED SECURITIES — 58.1%
ABN AMRO Mortgage Corporation
14.60%, 06/25/33 IOΩ@	754,663	86,564
Banc of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,950,668
5.63%, 07/10/46	1,000,000	1,020,225
5.35%, 09/10/47†	3,000,000	2,981,714
Banc of America Funding Corporation
5.41%, 07/20/36†	4,333,677	4,326,687
Bear Stearns Adjustable Rate Mortgage Trust
5.62%, 02/25/33†	397,554	396,055
3.51%, 06/25/34†	1,300,000	1,253,284
Bear Stearns Alt-A Trust
5.64%, 02/25/34 STEP†	238,257	238,370
5.41%, 05/25/35†	1,100,306	1,098,061
Bear Stearns Commercial Mortgage Securities
5.90%, 09/11/38†	1,500,000	1,547,272
CC Mortgage Funding Corporation
5.68%, 07/25/34 144A†	553,629	555,401
Commercial Mortgage Pass-Through Certificates
5.51%, 03/15/20 144A†	1,800,000	1,800,247

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Commercial Mortgage Asset Trust
7.55%, 01/17/10†	$440,000	$463,280
Countrywide Alternative Loan Trust
5.67%, 09/25/35†	2,068,852	2,078,408
5.68%, 09/25/35†	2,827,431	2,840,491
5.66%, 10/25/35 STEP†	3,875,716	3,884,227
5.63%, 11/20/35†	1,837,853	1,845,811
5.65%, 11/20/35†	2,990,217	3,003,942
5.66%, 11/20/35†	4,759,269	4,775,085
5.71%, 11/20/35†	1,372,866	1,376,955
5.60%, 12/25/35†	1,763,306	1,764,628
5.62%, 12/25/35 STEP†	2,301,947	2,303,179
5.59%, 02/25/36 STEP†	2,440,709	2,443,845
5.64%, 03/20/46†	908,920	910,409
Countrywide Home Loan Mortgage Pass-Through Trust
5.56%, 03/25/36†	1,224,896	1,226,504
CS First Boston Mortgage Securities Corporation
12.99%, 04/25/33 IOΩ@	78,318	4,375
12.11%, 05/25/33 IOΩ@	73,500	3,327
15.46%, 06/25/33 IOΩ@	58,893	3,598
8.85%, 07/25/33 IOΩ†@	593,290	4,141
14.35%, 07/25/33 IOΩ@	849,838	104,065
9.07%, 08/25/33 IOΩ†@	675,221	4,526
6.53%, 06/15/34	1,500,000	1,575,521
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	101,420	104,104
7.00%, 04/01/15	80,497	82,627
8.00%, 06/01/15	1,377	1,385
7.00%, 12/01/15	76,098	78,116
6.00%, 04/15/16	159,745	159,698
8.50%, 06/01/16	15,995	16,954
8.50%, 06/01/18	12,451	13,197
4.50%, 12/01/18	512,645	495,299
5.00%, 12/01/18	970,165	955,810
4.50%, 06/01/19	2,224,389	2,149,125
0.24%, 04/15/22 POΩ@	49,250	48,872
8.00%, 08/01/24	8,295	8,743
7.50%, 11/01/29	26,501	27,544
6.50%, 12/01/29	551,562	565,386
7.50%, 12/01/29	41,347	42,974
7.50%, 02/01/31	53,596	55,524
5.61%, 07/01/31†	64,537	65,677
5.67%, 08/01/31†	36,450	36,887
7.50%, 11/01/31	49,169	50,915
5.37%, 04/01/32†	23,095	23,297
4.27%, 03/01/34†	21,183	20,706
5.50%, 05/01/35	2,827,541	2,789,858
5.00%, 09/01/35	2,262,713	2,177,390
5.00%, 10/01/35	883,550	850,233
5.00%, 10/13/35 TBA	2,200,000	2,115,436
5.00%, 12/01/35	4,075,572	3,921,887
4.65%, 02/01/36 POΩ@	1,346,158	989,094
6.00%, 02/01/36	2,679,977	2,694,012
5.68%, 07/25/44†	5,245,226	5,310,686
4.00%, 01/01/49	4,825,147	4,560,187
Federal Housing Administration
7.43%, 10/01/18†	386,290	370,871
Federal National Mortgage Association
6.50%, 05/25/08	143,965	144,471
20.00%, 10/25/08 IOΩ†@	211,757	5,025
4.00%, 06/01/13	117,781	113,709
4.00%, 07/01/13	157,791	152,288
4.00%, 08/01/13	218,092	210,495
4.00%, 09/01/13	411,069	396,634
4.00%, 10/01/13	851,712	821,534
8.00%, 06/01/15	57,225	60,161
8.00%, 06/15/15	14,792	15,551
8.00%, 07/01/15	61,548	64,705
8.00%, 09/01/15	90,357	93,355
5.00%, 12/25/15	343,707	341,485
6.00%, 05/01/16	229,175	232,761
6.00%, 07/01/16	27,389	27,818
5.00%, 11/01/17	294,943	290,817
5.00%, 12/01/17	2,273,128	2,240,789
5.00%, 01/01/18	3,585,531	3,534,913
5.00%, 02/01/18	633,285	624,338
5.50%, 02/01/18	265,391	265,271
5.00%, 04/01/18	180,154	177,517
5.00%, 05/01/18	1,188,656	1,171,258
5.00%, 06/01/18	150,552	147,943
4.00%, 09/01/18	4,827,119	4,577,286
5.00%, 11/01/18 TBA	7,500,000	7,369,922
5.00%, 11/01/18	612,474	603,509
5.00%, 04/01/19	1,010,674	995,880
4.00%, 05/01/19	12,741,682	12,072,829
4.50%, 06/01/19	991,223	957,706
5.50%, 10/01/20 TBA	10,800,000	10,793,250
1.33%, 08/25/21 IOΩ@	347	8,830
6.00%, 10/21/21 TBA	550,000	558,250
5.40%, 10/25/21 IOΩ@	650	14,544
17.70%, 01/25/22†	210,921	243,932
4.45%, 03/25/22†	226,714	224,820
9.50%, 05/01/22	8,564	9,297
5.01%, 07/01/22†	40,711	40,776
6.00%, 01/01/23	207,084	209,904
9.50%, 07/01/24	16,298	17,622
5.34%, 07/01/27†	57,826	58,117
5.91%, 08/01/27†	161,787	164,813
5.34%, 11/01/27†	109,352	109,904
6.50%, 12/25/28	45,524	45,555
7.39%, 02/01/30†	194,807	196,954
5.93%, 05/25/30†	2,902,688	2,903,046
5.89%, 06/01/30†	82,777	85,056
8.00%, 10/01/30	89,742	94,650
5.78%, 10/18/30†	87,901	88,721
7.50%, 11/13/30 TBA	1,000,000	1,032,813
5.88%, 12/01/30†	23,304	23,822
7.00%, 12/13/30 TBA	2,000,000	2,050,625
5.34%, 01/01/31†	18,162	18,276
5.66%, 04/01/31†	42,598	43,771
6.95%, 05/01/31†	19,766	19,808
5.36%, 06/01/31†	27,032	27,593
6.88%, 06/01/31†	73,760	75,265
6.00%, 01/01/32	139,281	140,342
6.00%, 03/01/32	440,798	444,306
6.50%, 03/01/32	477,342	490,331
6.00%, 04/01/32	978,482	985,701
5.34%, 06/01/32†	31,736	32,146
5.01%, 08/01/32†	42,719	42,903
5.64%, 02/01/33†	32,983	33,697
5.01%, 05/01/33†	115,644	116,231
5.50%, 05/01/33	21,814,123	21,551,892
0.01%, 07/25/33 IOΩ†@	521,645	19,603

See Notes to Financial Statements.

	Par	Value
3.85%, 10/01/33†	$1,742,444	$1,713,011
5.50%, 04/01/34	17,562,234	17,354,639
0.01%, 04/25/34 IOΩ†@	737,220	18,753
0.01%, 06/25/34 IOΩ†@	1,200,169	45,332
5.50%, 09/01/34	16,823,594	16,606,524
4.50%, 10/01/34	334,716	314,226
6.00%, 10/01/34	286,764	288,526
4.50%, 11/01/34	1,440,980	1,350,024
5.50%, 11/01/34	21,550,181	21,272,125
4.50%, 12/01/34	443,779	415,534
4.63%, 12/01/34†	1,030,945	1,016,943
6.50%, 12/01/34	408,644	417,820
6.00%, 01/01/35	2,968,915	2,987,162
4.50%, 02/01/35	488,871	457,756
5.50%, 02/01/35	27,969,516	27,608,632
4.50%, 03/01/35	1,951,053	1,824,260
4.50%, 04/01/35	1,008,678	942,714
4.50%, 05/01/35	857,405	801,336
6.00%, 05/01/35	3,936,451	3,955,605
4.50%, 07/01/35	501,141	468,368
6.00%, 07/01/35	1,167,128	1,172,807
4.50%, 09/01/35	144,797	135,328
5.50%, 09/01/35	1,912,047	1,884,683
4.50%, 10/01/35	348,593	325,796
5.50%, 10/01/35 TBA	23,900,000	23,541,500
6.00%, 10/01/35 TBA	52,650,000	52,880,344
6.00%, 10/01/35	358,078	359,821
6.50%, 10/01/35 TBA	3,700,000	3,767,063
5.50%, 10/12/35 TBA	100,000	98,500
4.50%, 10/13/35 TBA	1,800,000	1,681,312
4.73%, 11/01/35 POΩ@	1,495,167	1,103,690
5.00%, 11/01/35 TBA	26,000,000	24,976,250
5.34%, 11/01/35†	51,210	51,543
6.00%, 11/01/35	1,797,999	1,806,723
6.56%, 11/01/35†	3,779,240	3,870,203
4.69%, 05/01/36†	655,205	658,530
5.50%, 06/01/36	997,366	982,642
5.00%, 10/01/36 TBA	21,350,000	20,516,026
6.00%, 10/12/36 TBA	67,000,000	67,293,125
6.50%, 10/12/36 TBA	48,000,000	48,870,000
5.34%, 12/01/37†	239,931	241,512
5.34%, 01/01/38†	101,569	102,243
5.15%, 06/01/40†	229,959	231,656
5.15%, 10/01/40†	565,412	569,606
5.34%, 11/01/40†	79,013	79,542
FFCA Secured Lending Corporation 8.00%,
07/18/20 IO 144AΩ†@	1,562,379	60,464
First Horizon Alternative Mortgage Securities
4.75%, 06/25/34†	1,268,314	1,257,365
First Union Commercial Mortgage Securities, Inc.
7.38%, 04/18/07	460,249	460,243
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,500,000	1,599,791
GE Capital Commercial Mortgage Corporation
5.51%, 11/10/45†	1,230,000	1,234,236
GMAC Commercial Mortgage Securities, Inc.
6.87%, 08/15/07	222,155	223,686
6.28%, 11/15/39	2,000,000	2,091,948
Government National Mortgage Association
7.00%, 10/15/25	68,708	71,001
7.00%, 01/15/26	32,587	33,687
7.00%, 07/15/27	254,305	262,969
7.00%, 12/15/27	4,140	4,281
7.00%, 01/15/28	33,578	34,680
7.00%, 03/15/28	312,653	323,297
7.00%, 07/15/28	34,522	35,655
7.50%, 07/15/28	15,854	16,517
6.50%, 08/15/28	37,128	38,193
7.00%, 08/15/28	51,766	53,466
7.50%, 08/15/28	38,481	40,092
6.50%, 09/15/28	189,309	194,740
7.00%, 10/15/28	81,126	83,789
7.50%, 03/15/29	79,504	82,936
7.50%, 11/15/29	43,575	45,378
5.13%, 11/20/29†	186,947	188,219
8.50%, 08/15/30	6,477	6,951
8.50%, 11/20/30	51,654	55,224
6.50%, 08/15/31	286,818	294,189
7.50%, 08/15/31	100,590	104,668
6.50%, 10/15/31	505,049	518,270
6.00%, 11/15/31	1,155,259	1,169,426
6.50%, 11/15/31	462,584	474,472
6.00%, 12/15/31	368,127	372,641
6.00%, 01/15/32	685,816	695,309
6.00%, 02/15/32	783,372	792,979
6.50%, 02/15/32	760,582	780,769
7.50%, 02/15/32	46,714	48,605
12.69%, 02/16/32†	282,568	348,585
6.00%, 04/15/32	657,171	666,268
6.50%, 04/15/32	528,846	542,437
7.50%, 04/15/32	120,943	125,839
6.50%, 06/15/32	1,702,955	1,748,247
6.50%, 07/15/32	237,016	243,107
6.50%, 08/15/32	705,613	723,746
6.50%, 09/15/32	810,942	831,783
6.00%, 10/15/32	755,409	764,673
6.00%, 11/15/32	731,553	740,812
6.00%, 12/15/32	340,340	344,513
6.50%, 12/15/32	49,978	51,262
6.00%, 01/15/33	336,846	340,977
6.00%, 02/15/33Δ	270,591	273,910
6.50%, 03/15/33	136,074	139,571
5.00%, 04/15/33	337,195	328,247
6.50%, 04/15/33	1,984,876	2,035,888
5.00%, 05/15/33	2,678,361	2,607,075
6.00%, 05/15/33	2,470,777	2,501,076
5.00%, 06/15/33	381,367	371,247
6.00%, 06/15/33	215,996	218,645
5.00%, 07/15/33	830,387	808,351
5.00%, 08/15/33	1,673,338	1,626,565
5.00%, 09/15/33	1,231,739	1,196,566
5.00%, 10/15/33	644,856	626,860
6.00%, 10/15/33	1,084,010	1,097,304
6.50%, 10/15/33	396,423	406,611
5.00%, 11/15/33	80,025	77,895
6.00%, 12/15/33	1,188,398	1,202,972
5.00%, 01/15/34	534,726	519,955
5.00%, 03/15/34	687,148	668,166
5.00%, 04/15/34	253,172	246,178
5.00%, 05/15/34	159,788	155,374
5.00%, 06/15/34	1,057,083	1,027,882

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 08/15/34	$658,127	$639,948
5.00%, 11/15/34	1,539,449	1,496,924
5.00%, 12/15/34	1,499,971	1,458,536
5.00%, 01/15/35	951,184	924,334
6.00%, 06/15/36	998,053	1,010,292
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,262,277
GSMPS Mortgage Loan Trust
5.56%, 02/25/35 144A†	920,818	920,811
5.68%, 09/25/35†	3,260,101	3,264,603
GSR Mortgage Loan Trust
4.54%, 10/25/35†	1,527,802	1,506,644
HarborView Mortgage Loan Trust
5.64%, 11/19/35 STEP†	813,139	815,409
5.57%, 01/19/36 STEP†	650,332	652,112
5.58%, 01/19/36 STEP†	2,833,090	2,841,445
Impac CMB Trust
5.68%, 10/25/34†	562,162	562,960
5.58%, 11/25/35 STEP†	2,437,113	2,439,997
Impac Secured Assets CMN Owner Trust
5.57%, 05/25/35†	2,139,410	2,144,604
Indymac ARM Trust
5.17%, 09/28/31†	40,523	40,385
Indymac Index Mortgage Loan Trust
5.10%, 09/25/35†	776,707	753,895
5.54%, 04/25/46†	1,868,608	1,870,143
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	2,900,000	2,809,364
4.92%, 10/15/42†	200,000	193,917
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	970,303
4.74%, 07/15/30	830,000	796,329
5.16%, 02/15/31	2,000,000	1,973,593
7.31%,
06/15/36 IO 144AΩ†@	4,581,682	172,964
4.95%, 09/15/40	900,000	876,375
Luminent Mortgage Trust
5.52%, 02/25/46†	1,914,622	1,916,358
Master Adjustable Rate Mortgages Trust
5.19%, 05/25/34†	727,815	725,165
Master Reperforming Loan Trust
7.00%, 08/25/34 144A	1,283,132	1,318,666
MLCC Mortgage Investors, Inc.
5.44%, 09/25/27 STEP†	1,153,174	1,154,224
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,962,332
Nomura Asset Acceptance Corporation
5.05%, 06/25/10†	2,986,899	2,961,690
Opteum Mortgage Acceptance Corporation
5.50%, 08/25/35 STEP†	2,080,534	2,081,025
Residential Asset Mortgage Products, Inc.
5.77%, 07/25/41 144A†	1,199,792	1,201,932
Sequoia Mortgage Trust
5.91%, 07/20/33†	538,772	539,557
5.42%, 11/20/34 STEP†	665,835	668,747
Structured Adjustable Rate Mortgage Loan Trust
5.67%, 08/25/35†	2,113,876	2,120,818
Structured Asset Mortgage Investments, Inc.
5.64%, 12/25/35 STEP†	2,331,371	2,335,710
5.55%, 02/25/36†	1,793,563	1,796,167
Thornburg Mortgage Securities Trust
5.44%, 06/25/09†	4,329,354	4,318,483
5.53%, 12/25/35†	4,409,319	4,403,660
5.50%, 01/25/36†	6,279,558	6,268,776
Wachovia Bank Commercial Mortgage Trust
5.37%, 10/15/44†	3,000,000	2,982,147
Washington Mutual, Inc.
8.91%, 01/25/08 IOΩ†@	821,852	9,679
8.81%, 05/25/08 IOΩ@	1,775,981	8,204
9.05%, 06/25/08 IOΩ†@	2,827,492	32,620
5.60%, 12/25/27 STEP†	3,753,976	3,752,523
4.68%, 02/25/33†	150,668	148,927
5.83%, 06/25/42†	172,974	173,435
5.61%, 07/25/45†	2,462,123	2,470,674
5.62%, 07/25/45†	1,231,061	1,235,337
5.65%, 07/25/45†	2,455,858	2,462,293
5.64%, 08/25/45†	2,012,566	2,017,270
5.65%, 08/25/45†	5,507,720	5,520,594
5.61%, 10/25/45†	2,579,239	2,595,735
5.62%, 10/25/45†	3,868,859	3,893,603
5.58%, 11/25/45†	2,670,048	2,679,088
5.59%, 12/25/45†	1,932,522	1,938,788
5.62%, 12/25/45†	4,096,947	4,115,007
10.09%, 01/01/49 IOΩ†@	2,092,811	15,753
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,363,832
4.98%, 10/25/35†	2,244,662	2,230,552
5.09%, 03/25/36†	3,749,695	3,721,909
Zuni Mortgage Loan Trust
5.61%, 07/25/36†	4,151,211	4,145,550

Total Mortgage-Backed Securities (Cost $676,575,808)		674,483,947

MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,818,584
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	1,041,680

Total Municipal Bonds (Cost $3,629,306)		3,860,264

See Notes to Financial Statements.

	Number of Contracts	Value
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $112.00, Expires 11/21/06	101	$1,578
10-Year U.S. Treasury Futures, Strike Price $113.00, Expires 11/21/06	234	3,656

		5,234

Call Swaptions — 0.1%
3-Month LIBOR, Strike Price
$4.50, Expires 01/22/07	5,500	13,970
3-Month LIBOR, Strike Price
$4.50, Expires 10/18/06	2,250	—
3-Month LIBOR, Strike Price
$5.00, Expires 03/08/07	2,780	99,746
3-Month LIBOR, Strike Price
$5.00, Expires 12/20/07	2,240	162,404
3-Month LIBOR, Strike Price
$5.04, Expires 09/17/07	750	52,108
3-Month LIBOR, Strike Price
$5.08, Expires 04/19/07	1,010	52,560
3-Month LIBOR, Strike Price
$5.13, Expires 10/25/06	940	14,730
3-Month LIBOR, Strike Price
$5.25, Expires 06/07/07	1,700	136,017
3-Month LIBOR, Strike Price
$5.25, Expires 07/02/07	3,540	296,086
3-Month LIBOR, Strike Price
$5.37, Expires 07/02/07	3,880	384,586
3-Month LIBOR, Strike Price
$5.75, Expires 04/27/09	280	274,977

		1,487,184

Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $89.63, Expires 02/05/07	400	469
90-Day Eurodollar Futures, Strike Price $91.25, Expires 06/18/07	180	1,125
90-Day Eurodollar Futures, Strike Price $91.75, Expires 12/18/06	199	1,244
90-Day Eurodollar Futures, Strike Price $94.13, Expires 12/18/06	283	1,769
90-Day Eurodollar Futures, Strike Price $95.00, Expires 09/17/07	29	26,463

		31,070

Put Swaptions — 0.0%
30-Year Federal National Mortgage Association, Strike Price $91.00, Expires 02/05/07	560	656
3-Month LIBOR, Strike Price $6.25, Expires 04/27/09	280	73,858

		74,514

Total Purchased Options (Cost $1,494,066)		1,598,002

	Shares	Value
PREFERRED STOCKS — 0.1%
CORTS Trust for Ford Motor Co.	9,100	$171,535
General Motors Corporation CONVΔ	40,650	817,878

Total Preferred Stocks (Cost $873,008)		989,413

RIGHTS — 0.0%
United Mexican States Recovery Rights Series E, 06/30/07†
(Cost $0)	1,100,000	21,725

MONEY MARKET FUNDS — 36.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	92,579,794	92,579,793
Northern Institutional Liquid Assets Portfolio§	335,700,419	335,700,419

Total Money Market Funds (Cost $428,280,212)		428,280,212

	Par
U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bills
4.87%, 11/30/06‡‡	$40,000	39,695
4.78%, 12/14/06‡‡	190,000	188,188
4.80%, 12/14/06	250,000	247,615
4.81%, 12/14/06‡‡	900,000	891,415

		1,366,913

U.S. Treasury Bonds
6.75%, 08/15/26Δ	1,100,000	1,365,891
5.50%, 08/15/28Δ	6,300,000	6,867,006
4.50%, 02/15/36Δ	8,012,000	7,679,630

		15,912,527

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/07Δ	19,500,000	24,832,188
2.38%, 04/15/11Δ	3,620,000	3,715,793
3.38%, 01/15/12Δ	60,000	72,387
1.88%, 07/15/13Δ	700,000	755,606
2.00%, 01/15/14Δ	600,000	648,265
2.00%, 07/15/14Δ	3,000,000	3,174,643
1.88%, 07/15/15	13,600,000	13,778,962
2.00%, 01/15/16Δ	950,000	951,782
2.50%, 07/15/16Δ	2,200,000	2,261,456
2.38%, 01/15/25Δ	1,140,000	1,250,682
2.00%, 01/15/26Δ	1,660,000	1,632,538
3.88%, 04/15/29Δ	4,468,000	7,146,804

		60,221,106

U.S. Treasury Notes
2.25%, 02/15/07Δ	22,000,000	21,781,738
3.38%, 02/15/08Δ	850,000	834,229
3.25%, 01/15/09Δ	1,100,000	1,067,173
4.50%, 02/15/09Δ	480,000	478,444
4.00%, 06/15/09Δ	3,240,000	3,190,389
3.63%, 07/15/09Δ	200,000	194,899
3.38%, 10/15/09Δ	1,400,000	1,351,657
3.50%, 12/15/09Δ	8,000,000	7,741,880
3.63%, 01/15/10Δ	1,300,000	1,261,865
3.50%, 02/15/10Δ	3,200,000	3,091,127
3.88%, 09/15/10Δ	12,540,000	12,223,077
4.25%, 10/15/10	5,160,000	5,097,518

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 11/15/10Δ	$25,915,000	$25,834,042
4.38%, 12/15/10Δ	14,180,000	14,067,014
4.50%, 02/28/11Δ	13,200,000	13,154,632
4.75%, 03/31/11Δ	1,800,000	1,811,603
4.88%, 04/30/11Δ	7,700,000	7,788,134
5.13%, 06/30/11Δ	8,300,000	8,485,779
4.88%, 07/31/11Δ	23,000,000	23,274,046
4.25%, 08/15/13Δ	6,500,000	6,364,924
4.00%, 02/15/14Δ	200,000	192,367
4.25%, 08/15/14Δ	7,000,000	6,832,385
4.25%, 11/15/14Δ	7,660,000	7,472,690
4.25%, 08/15/15Δ	2,890,000	2,812,219
4.50%, 11/15/15Δ	6,890,000	6,825,414
5.13%, 05/15/16Δ	5,600,000	5,810,879
4.88%, 08/15/16Δ	700,000	713,453

		189,753,577

U.S. Treasury STRIPS
4.91%, 11/15/21ΩΔ	16,780,000	8,070,895
4.91%, 08/15/24ΩΔ	19,700,000	8,279,851
4.90%, 11/15/24ΩΔ	2,200,000	915,125
4.91%, 02/15/25ΩΔ	5,700,000	2,342,483
4.89%, 08/15/25ΩΔ	3,100,000	1,245,809
4.90%, 05/15/26ΩΔ	1,500,000	580,248
4.89%, 11/15/26ΩΔ	3,600,000	1,361,963
4.88%, 08/15/27ΩΔ	1,050,000	384,668
4.87%, 11/15/27ΩΔ	400,000	145,087

		23,326,129

Total U.S. Treasury Obligations (Cost $288,597,254)		290,580,252

TOTAL INVESTMENTS — 152.5% (Cost $1,767,956,870)		1,771,503,311

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
3-Month LIBOR, Strike Price
$4.56, Expires 01/22/07	(2,370)	(17,941)
3-Month LIBOR, Strike Price
$4.56, Expires 10/18/06	(970)	—
3-Month LIBOR, Strike Price
$5.04, Expires 03/08/07	(1,200)	(97,476)
3-Month LIBOR, Strike Price
$5.15, Expires 12/20/07	(970)	(164,326)
3-Month LIBOR, Strike Price
$5.21, Expires 10/25/06	(400)	(27,084)
3-Month LIBOR, Strike Price
$5.22, Expires 04/19/07	(440)	(61,094)
3-Month LIBOR, Strike Price
$5.34, Expires 06/07/07	(700)	(129,521)
3-Month LIBOR, Strike Price
$5.37, Expires 07/02/07	(1,540)	(306,768)
3-Month LIBOR, Strike Price
$5.50, Expires 07/02/07	(1,270)	(372,809)

Total Written Options
(Premiums received $(1,057,710))		(1,177,019)

Liabilities in Excess of Other Assets — (52.4)%		(609,043,278)

NET ASSETS — 100.0%		$1,161,283,014

See Notes to Financial Statements.

Swap agreements outstanding at September 30, 2006:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (d)	06/15/09	2,200,000	$(10,910)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (i)	09/15/10	4,000,000	(31,643)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (d)	09/15/10	6,600,000	(80,685)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (f)	06/15/15	2,500,000	14,935
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (d)	12/15/35	(3,700,000)	10,421
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (i)	12/15/35	(100,000)	13,800

			(84,082)

Euros
Receive fixed rate payments of 2.15% and pay variable rate payments on the France CPI Ex Tobacco (b)	10/15/10	300,000	3,247

			3,247

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (h)	12/15/15	(210,000,000)	(32,228)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (d)	12/15/15	(80,000,000)	(12,277)

			(44,505)

U.S. Dollars
Receive fixed rate payments of 2.00% and pay floating par in the event of default on General Motors Acceptance Corporation, 6.88% due 08/28/12 (b)	12/20/06	1,600,000	6,158
Receive fixed rate payments of 0.61% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/30 (h)	03/20/07	1,300,000	2,291
Receive fixed rate payments of 0.77% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/30 (g)	05/20/07	100,000	317
Receive floating par in the event of default on Republic of Philippines, 8.25% due 01/15/14 and pay fixed rate of 2.47% (e)	09/20/08	(1,000,000)	(32,496)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (b)	12/20/08	10,000,000	(11,246)
Receive floating par in the event of default on RadioShack Corporation, 7.38% due 05/15/11 and pay fixed rate payments of 0.37% (c)	12/20/08	(300,000)	883
Receive floating par in event of default on Emerson Electric Co., 4.63% due 10/15/12 and pay fixed rate payments of 0.22% (c)	12/20/08	(300,000)	(1,020)
Receive floating par in event of default on Devon Financing Corporation, 6.88% due 09/30/11 and pay fixed rate payments of 0.35% (h)	12/20/08	(500,000)	(2,176)
Receive floating par in event of default on Anadarko Petroleum Corporation, 5.00% due 10/01/12 and pay fixed rate payments of 0.27% (h)	12/20/08	(300,000)	(319)

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in event of default on Carnival Corporation, 6.15% due 04/15/08 and pay fixed rate payments of 0.44% (b)	12/20/08	$(300,000)	$(2,294)
Receive floating par in event of default on Countrywide Home Loan, 6.25% due 04/15/09 and pay fixed rate payments of 0.42%	12/20/08	(300,000)	(1,465)
Receive floating par in event of default on Occidental Petroleum, 6.75% due 01/15/12 and pay fixed rate payments of 0.28% (h)	12/20/08	(300,000)	(1,083)
Receive floating par in event of default on Kroger Co. 6.75% due 04/15/12 and pay fixed rate payments of 0.53% (c)	12/20/08	(300,000)	(1,973)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (b)	06/18/09	55,000,000	25,909
Receive fixed rate payments of 5.60% and pay variable rate payments on the three month LIBOR floating rate (k)@	12/21/09	36,000,000	566,727
Receive floating par in the event of default on Republic of Turkey, 11.88% due 01/15/30 and pay fixed rate of 2.70% (c)	09/20/10	(800,000)	(28,008)
Receive floating par in the event of default on Republic of Turkey, 11.88% due 01/15/30 and pay fixed rate of 2.25% (c)	09/20/10	(1,000,000)	(19,230)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (e)	12/20/11	9,000,000	(12,000)
Receive variable rate payments on the three month LIBOR and pay fixed rate payments of 5.00% (f)	12/20/11	(13,000,000)	36,942
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (c)	12/20/11	7,900,000	(14,150)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (h)	12/20/11	9,800,000	(27,848)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (d)	12/20/16	4,300,000	(50,257)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 02/03/15 and pay fixed rate of 0.54% (c)	05/20/16	(1,600,000)	15,078
Receive floating par in the event of default on Republic of Hungary, 4.75% due 02/03/15 and pay fixed rate of 0.54% (g)	05/20/16	(1,400,000)	12,677
Receive floating par in the event of default on Republic of Hungary, 4.75% due 02/03/15 and pay fixed rate of 0.55% (i)	05/20/16	(2,800,000)	24,323
Receive floating par in the event of default on Asset-Backed Funding Certificates, 8.83% due 11/25/32 and pay fixed rate of 2.35% (b)	11/25/32	(1,000,000)	(9,275)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (f)	12/20/36	1,600,000	(258,868)
Receive variable rate payments on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (e)	07/25/45	(7,700,000)	(16,354)
Receive variable rate payments on the ABX.HE.BBB.06-2 Index and pay fixed rate payments of 1.33% (e)	05/25/46	(1,800,000)	8,179

			209,422

			$84,082

See Notes to Financial Statements.

Forward volatility option with premium to be determined on a future date outstanding on September 30, 2006:

Description	Expiration Date	Notional Value	Unrealized Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen, Strike Price and premium determined on 03/20/07, based upon implied volatility parameter of 8.50% (b)	03/20/08	$20,200,000	$(54,976)

See Notes to Financial Statements.

Extended-Duration Bond Fund SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Association
5.25%, 01/15/09Δ	$250,000	$251,716
2.29%, 02/19/09(G)	2,500,000	1,531,465

Total Agency Obligations (Cost $1,739,041)		1,783,181

ASSET-BACKED SECURITY — 0.4%
Community Program Loan Trust
4.50%, 04/01/29
(Cost $1,671,751)	1,950,000	1,831,256

CORPORATE BONDS — 16.6%
Alberton’s, Inc.
6.63%, 06/01/28	105,000	90,610
7.45%, 08/01/29	985,000	917,290
8.00%, 05/01/31Δ	110,000	107,482
Anadarko Petroleum Corporation
5.95%, 09/15/16	1,080,000	1,094,942
6.45%, 09/15/36	760,000	778,884
Arrow Electronics, Inc.
6.88%, 07/01/13	250,000	262,268
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,102,585
Atlas Air, Inc.
7.20%, 01/02/19	121,002	120,170
Avnet, Inc.
6.00%, 09/01/15Δ	875,000	855,215
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	636,217
4.10%, 03/22/10 144A(T)	30,000,000	761,193
4.06%, 09/16/10 144A(W)	730,000,000	765,679
Borden, Inc.
7.88%, 02/15/23Δ	1,200,000	990,000
Bristol-Myers Squibb Co.
4.89%, 09/15/23 CONV†	1,000,000	1,006,800
Chesapeake Energy Corporation
6.88%, 01/15/16Δ	610,000	599,325
6.50%, 08/15/17	45,000	42,413
6.88%, 11/15/20	320,000	304,000
CIT Group, Inc.
5.50%, 12/01/14(U)	600,000	1,122,835
Comcast Corporation
5.50%, 03/15/11Δ	500,000	503,035
5.65%, 06/15/35	570,000	518,878
6.50%, 11/15/35Δ	555,000	560,694
6.45%, 03/15/37Δ	2,480,000	2,489,446
Commonwealth Edison Co.
4.75%, 12/01/11@	402,000	388,226
Constellation Energy Group, Inc.
4.55%, 06/15/15Δ	750,000	692,505
Continental Airlines, Inc.
6.95%, 02/02/11	311,850	282,419
8.31%, 04/02/18Δ	485,891	471,618
7.57%, 03/15/20	421,412	420,622
Corning, Inc.
6.20%, 03/15/16	230,000	235,686
7.25%, 08/15/36	850,000	908,143
Cox Communications, Inc.
6.75%, 03/15/11	250,000	260,622
Cummins, Inc.
7.13%, 03/01/28	425,000	436,299
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,214,584
Dillard’s, Inc.
7.75%, 07/15/26	890,000	861,075
7.00%, 12/01/28	500,000	459,375
El Paso Corporation
7.00%, 05/15/11Δ	400,000	404,500
EOP Operating LP
7.25%, 06/15/28	500,000	545,995
First Industrial LP
7.60%, 07/15/28	1,000,000	1,097,470
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	950,000
Ford Motor Co.
6.63%, 10/01/28Δ	680,000	510,850
6.38%, 02/01/29Δ	1,255,000	923,994
Ford Motor Credit Co.
5.70%, 01/15/10	135,000	124,810
7.00%, 10/01/13Δ	315,000	292,661
General Motors Acceptance Corporation
6.88%, 08/28/12	250,000	247,746
Georgia-Pacific Corporation
8.00%, 01/15/24	30,000	29,700
7.38%, 12/01/25	240,000	228,000
7.25%, 06/01/28	300,000	282,000
7.75%, 11/15/29Δ	3,700,000	3,570,500
8.88%, 05/15/31	60,000	62,700
GTE Corporation
6.94%, 04/15/28	10,000	10,386
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,273,125
7.58%, 09/15/25	1,000,000	775,752
7.05%, 12/01/27Δ	500,000	361,308
Health Care Property Investors, Inc.
6.00%, 03/01/15Δ	1,500,000	1,493,867
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,658,036
Historic TW, Inc.
6.63%, 05/15/29	60,000	60,162
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	705,040
IMC Global, Inc.
7.38%, 08/01/18	500,000	461,875
7.30%, 01/15/28Δ	690,000	616,688
International Paper Co.
6.88%, 11/01/23	300,000	310,381
iStar Financial, Inc.
5.70%, 03/01/14	1,171,000	1,165,920
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	255,562
Kinder Morgan, Inc.
7.25%, 03/01/28	500,000	487,197
Lennar Corporation
5.60%, 05/31/15	935,000	890,676
6.50%, 04/15/16 144A	625,000	629,478
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,019,529

See Notes to Financial Statements.

	Par	Value
Motorola, Inc.
6.50%, 11/15/28	$500,000	$530,288
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,015,410
Northern Telecom Capital
7.88%, 06/15/26	450,000	393,750
Pemex Project Funding Master Trust
8.63%, 02/01/22Δ	1,000,000	1,203,500
8.63%, 12/01/23Δ	1,000,000	1,205,000
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,454,743
Preston Corporation
7.00%, 05/01/11 CONV	250,000	230,000
Pulte Homes, Inc.
7.88%, 06/15/32	1,500,000	1,646,948
6.38%, 05/15/33Δ	1,000,000	938,631
Qwest Corporation
7.25%, 09/15/25	1,000,000	973,750
6.88%, 09/15/33Δ	2,250,000	2,064,375
Raytheon Co.
6.40%, 12/15/18	2,600,000	2,794,766
7.20%, 08/15/27Δ	250,000	291,636
7.00%, 11/01/28	750,000	856,610
Southern Natural Gas Co.
7.35%, 02/15/31Δ	1,750,000	1,822,142
Sprint Capital Corporation
6.88%, 11/15/28	3,305,000	3,359,020
Swift Energy Co.
7.63%, 07/15/11	150,000	151,313
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	750,723
Time Warner, Inc.
7.63%, 04/15/31	35,000	38,776
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,144,136
Union Pacific Resources Group
7.15%, 05/15/28	250,000	270,994
Verizon Global Funding Corporation
5.85%, 09/15/35Δ	2,420,000	2,287,706
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	50,000	40,683
Verizon New York, Inc.
7.38%, 04/01/32	385,000	402,474
Williams Cos, Inc.
7.50%, 01/15/31	1,250,000	1,240,625
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,537,500
XTO Energy, Inc.
6.10%, 04/01/36	50,000	49,628

Total Corporate Bonds (Cost $72,299,750)		76,402,170

FOREIGN BONDS — 12.0%
Argentina — 0.1%
Republic of Argentina
4.01%, 08/03/12†	385,000	271,233

Brazil — 1.2%
Federal Republic of Brazil
8.25%, 01/20/34Δ	4,750,000	5,474,375

Canada — 4.4%
British Columbia Generic Residual
4.19%, 06/09/14 STRIP(C)Ω	10,230,000	6,623,529
Canada Generic Residual
4.19%, 06/01/25 STRIP(C)Ω	4,110,000	1,698,788
Canadian Government
4.50%, 09/01/07(C)	1,480,000	1,329,292
Kinder Morgan Finance Co.
5.70%, 01/05/16	125,000	115,591
6.40%, 01/05/36Δ	665,000	597,312
Methanex Corporation
6.00%, 08/15/15	20,000	19,179
Ontario Generic Residual
4.67%, 07/13/22 STRIP(C)Ω	3,900,000	1,688,750
14.37%,
03/08/29 STRIP(C)Ω	7,000,000	2,208,812
Saskatchewan Residual
4.21%, 04/10/14 STRIP(C)Ω	7,500,000	4,888,168
4.61%, 02/04/22 STRIP(C)Ω	3,000,000	1,316,216

		20,485,637

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16Δ	625,000	671,419

Egypt — 1.5%
Egypt Government AID Bonds
4.45%, 09/15/15	7,365,000	7,119,267

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	271,143

Mexico — 0.8%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,177,615
8.00%, 12/07/23(M)	17,000,000	1,479,498

		3,657,113

Philippines — 0.2%
Philippine Long Distance Telephone Co.
8.35%, 03/06/17	500,000	548,750
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17Δ	430,000	434,300

		983,050

Spain — 0.7%
Telefonica Emisones SAU
7.05%, 06/20/36	3,105,000	3,287,298

Supranational — 2.2%
Inter-American Development Bank
14.37%, 05/11/09(B)Ω	7,500,000	2,397,323
6.00%, 12/15/17(Z)	12,250,000	7,786,512

		10,183,835

Sweden — 0.5%
Swedish Government
6.50%, 05/05/08(K)	14,640,000	2,094,068

See Notes to Financial Statements.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Venezuela — 0.2%
Cerro Negro Finance, Ltd.
7.90%, 12/01/20 144A	$500,000	$466,250
Petrozuata Finance, Inc.
8.37%, 10/01/22 144A	450,000	425,250

		891,500

Total Foreign Bonds (Cost $45,991,970)		55,389,938

MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	203,435	196,369
Federal National Mortgage Association
5.00%, 07/25/23	695,695	691,323

Total Mortgage-Backed Securities (Cost $813,733)		887,692

MUNICIPAL BONDS — 4.2%
Chicago, Illinois Wastewater Transmission, Series A Revenue Bond (MBIA Insured)
4.45%, 01/01/22Ω	5,000,000	2,533,700
Cook County, Illinois Community Consolidated School District, General Obligation Bond (FGIC Insured)
4.33%, 12/01/19Ω	3,890,000	2,216,717
Coppell, Texas Independent School District, General Obligation Bond (PSF-GTD Insured)
4.50%, 08/15/23Ω	2,195,000	1,041,506
De Soto, Texas Independent School District, General Obligation Bond (PSF-GTD Insured)
4.27%, 08/15/18Ω	2,275,000	1,374,919
4.32%, 08/15/19Ω	2,590,000	1,488,965
Galveston County, Texas, General Obligation Bond (FGIC Insured)
4.56%, 02/01/26Ω	2,500,000	1,044,025
Granbury, Texas Independent School District, General Obligation Bond (PSF-GTD Insured)
4.35%, 08/01/20Ω	1,000,000	547,140
Houston, Texas Water & Sewer System, Series JR-A Revenue Bond (FSA Insured)
4.38%, 12/01/24Ω	7,190,000	3,239,023
4.53%, 12/01/24Ω	2,810,000	1,250,253
Rocklin, California Unified School District, General Obligation Bond (FGIC Insured)
4.53%, 08/01/24Ω	2,375,000	1,078,155
San Jose, California Unified School District, Santa Clara County, Series A General Obligation Bond (FGIC Insured)
4.27%, 08/01/18Ω	2,055,000	1,279,094
Union Elementary School District, California, Series A General Obligation Bond (FGIC Insured)
4.32%, 09/01/19Ω	1,750,000	1,011,780
Washington State Capital Appreciation, Series F General Obligation Bond (MBIA Insured)
4.59%, 12/01/27Ω	1,340,000	512,979
West Virginia University, Series A Revenue Bond (AMBAC Insured)
4.49%, 04/01/23Ω	1,665,000	803,129

Total Municipal Bonds (Cost $17,180,790)		19,421,385

	Shares
PREFERRED STOCK — 0.2%
Travelers Property Casualty Corporation 4.50%, 04/15/32 CONVΔ
(Cost $989,021)	44,125	1,086,358

MONEY MARKET FUNDS — 29.4%
GuideStone Funds Money
Market Fund (GS4 Class)¥	6,090,810	6,090,810
Northern Institutional Liquid
Assets Portfolio§	129,696,400	129,696,400

Total Money Market Funds (Cost $135,787,210)		135,787,210

	Par
U.S. TREASURY OBLIGATIONS — 63.3%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$10,480,000	13,823,780
8.00%, 11/15/21Δ	151,292,000	202,447,608
5.38%, 02/15/31Δ	3,260,000	3,522,075
4.50%, 02/15/36Δ	75,485,000	72,353,580

Total U.S. Treasury Obligations (Cost $289,321,274)		292,147,043

TOTAL INVESTMENTS — 126.7% (Cost $565,794,540)		584,736,233
Liabilities in Excess of Other Assets — (26.7)%		(123,136,052)

NET ASSETS — 100.0%		$461,600,181

See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%
Auto & Transportation — 2.3%
Burlington Northern Santa Fe Corporation	16,100	$1,182,384
CSX Corporation	19,300	633,619
FedEx Corporation	13,300	1,445,444
Ford Motor Co.Δ	82,227	665,216
General Motors CorporationΔ	24,700	821,522
Genuine Parts Co.Δ	7,300	314,849
Goodyear Tire & Rubber Co. (The)Δ*	7,700	111,650
Harley-Davidson, Inc.	11,500	721,625
Navistar International CorporationΔ*	2,600	67,132
Norfolk Southern Corporation	18,400	810,520
PACCAR, Inc.	10,912	622,202
Southwest Airlines Co.	33,800	563,108
Union Pacific Corporation	11,700	1,029,600
United Parcel Service, Inc. Class B	47,500	3,417,150

		12,406,021

Consumer Discretionary — 11.1%
Alberto-Culver Co.	3,550	179,595
Allied Waste Industries, Inc.Δ*	10,400	117,208
Amazon.com, Inc.Δ*	13,884	445,954
Apollo Group, Inc. Class AΔ*	6,121	301,398
AutoNation, Inc.Δ*	7,325	153,093
AutoZone, Inc.*	2,400	247,920
Avon Products, Inc.	19,400	594,804
Bed Bath & Beyond, Inc.*	12,700	485,902
Best Buy Co., Inc.	17,625	943,995
Big Lots, Inc.Δ*	4,800	95,088
Black & Decker Corporation	3,400	269,790
Carnival CorporationΔ	19,400	912,382
CBS Corporation Class B	34,300	966,231
Cintas Corporation	6,100	249,063
Circuit City Stores, Inc.Δ	6,200	155,682
Clear Channel Communications, Inc.	21,700	626,045
Coach, Inc.*	16,000	550,400
Convergys Corporation*	6,000	123,900
Costco Wholesale Corporation	20,400	1,013,472
Darden Restaurants, Inc.	6,150	261,191
Dillard’s, Inc. Class AΔ	2,900	94,917
Dollar General CorporationΔ	13,600	185,368
Donnelley (R.R.) & Sons Co.	9,100	299,936
Eastman Kodak Co.Δ	12,500	280,000
eBay, Inc.*	51,400	1,457,704
Electronic Arts, Inc.*	13,600	757,248
Estee Lauder Cos., Inc. Class A	5,400	217,782
Family Dollar Stores, Inc.	6,700	195,908
Federated Department Stores, Inc.	23,812	1,028,917
Gannett Co., Inc.	10,300	585,349
Gap, Inc. (The)	23,600	447,220
Google, Inc.*	9,259	3,721,192
Harman International Industries, Inc.	2,800	233,632
Hasbro, Inc.Δ	7,100	161,525
Hilton Hotels CorporationΔ	16,700	465,095
Home Depot, Inc. (The)	89,850	3,258,860
International Flavors & Fragrances, Inc.Δ	3,900	154,206
Interpublic Group Cos., Inc.Δ*	18,948	187,585
Jones Apparel Group, Inc.	5,100	165,444
Kimberly-Clark Corporation	19,800	1,294,128
Kohl’s Corporation*	14,300	928,356
Leggett & Platt, Inc.Δ	8,000	200,240
Limited Brands	15,000	397,350
Liz Claiborne, Inc.Δ	4,608	182,062
Lowe’s Cos., Inc.	66,800	1,874,408
Marriott International, Inc. Class A	14,700	568,008
Mattel, Inc.	16,500	325,050
McDonald’s Corporation	54,000	2,112,480
McGraw-Hill Co., Inc. (The)	15,600	905,268
Meredith CorporationΔ	1,700	83,861
Monster Worldwide, Inc.*	5,500	199,045
New York Times Co. Class AΔ	6,000	137,880
Newell Rubbermaid, Inc.	11,700	331,344
Nike, Inc. Class B	8,400	736,008
Nordstrom, Inc.	9,800	414,540
Office Depot, Inc.*	12,500	496,250
OfficeMax, Inc.	3,000	122,220
Omnicom Group, Inc.	7,700	720,720
Penney (JC) Co., Inc.Δ	10,000	683,900
RadioShack CorporationΔ	5,800	111,940
Robert Half International, Inc.	7,300	247,981
Sabre Holdings CorporationΔ	6,400	149,696
Scripps Co. (E.W.) Class A	3,700	177,341
Sears Holdings Corporation*	3,689	583,194
Snap-On, Inc.Δ	2,400	106,920
Stanley Works (The)	3,300	164,505
Staples, Inc.	31,200	759,096
Starbucks Corporation*	33,100	1,127,055
Starwood Hotels & Resorts Worldwide, Inc.	9,600	549,024
Target Corporation	37,500	2,071,875
Tiffany & Co.Δ	6,100	202,520
Time Warner, Inc.	177,000	3,226,710
TJX Cos., Inc.	20,000	560,600
Tribune Co.Δ	8,300	271,576
Univision Communications, Inc. Class A*	10,700	367,438
VeriSign, Inc.*	11,100	224,220
VF Corporation	4,000	291,800
Wal-Mart Stores, Inc.	107,600	5,306,832
Walt Disney Co. (The)	91,402	2,825,236
Waste Management, Inc.	23,600	865,648
Wendy’s International, Inc.	5,000	335,000
Whirlpool CorporationΔ	3,295	277,116
Wyndham Worldwide Corporation*	8,880	248,374
Yahoo!, Inc.*	54,700	1,382,816
Yum! Brands, Inc.	11,900	619,395

		58,358,027

Consumer Staples — 5.8%
Campbell Soup Co.Δ	9,700	354,050
Clorox Co.	6,400	403,200
Coca-Cola Co. (The)	89,100	3,980,988
Coca-Cola Enterprises, Inc.Δ	12,800	266,624
Colgate-Palmolive Co.	22,600	1,403,460
ConAgra Foods, Inc.	22,000	538,560
CVS Corporation	35,600	1,143,472
Dean Foods Co.*	5,900	247,918
General Mills, Inc.	15,200	860,320
Heinz (H.J.) Co.	14,500	607,985
Hershey Co. (The)Δ	7,700	411,565
Kellogg Co.	10,900	539,768
Kroger Co.	32,200	745,108

See Notes to Financial Statements.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
McCormick & Co., Inc.	5,700	$216,486
Pepsi Bottling Group, Inc.	6,100	216,550
PepsiCo, Inc.	71,840	4,688,278
Procter & Gamble Co.	138,817	8,603,878
Safeway, Inc.	19,600	594,860
Sara Lee Corporation	32,700	525,489
SUPERVALU, Inc.	8,948	265,308
SYSCO Corporation	26,700	893,115
Tyson Foods, Inc. Class AΔ	11,700	185,796
Walgreen Co.	43,700	1,939,843
Whole Foods Market, Inc.Δ	6,300	374,409
Wrigley (W.M.), Jr. Co.	9,625	443,328

		30,450,358

Financial Services — 23.1%
ACE, Ltd.	14,000	766,219
AFLAC, Inc.	21,500	983,840
Allstate Corporation (The)	27,552	1,728,337
AMBAC Financial Group, Inc.	4,700	388,925
American Express Co.	53,500	3,000,280
American International Group, Inc.	113,392	7,513,354
Ameriprise Financial, Inc.	10,640	499,016
AmSouth Bancorporation	14,700	426,888
AON Corporation	13,900	470,793
Apartment Investment & Management Co. Class A REITΔ	4,300	233,963
Archstone-Smith Trust REITΔ	9,100	495,404
Automatic Data Processing, Inc.	24,500	1,159,830
Bank of America Corporation	198,263	10,620,949
Bank of New York Co., Inc. (The)	33,600	1,184,736
BB&T Corporation	23,700	1,037,586
Bear Stearns Cos., Inc. (The)	5,110	715,911
Block (H&R), Inc.	13,800	300,012
Boston Properties, Inc. REITΔ	5,200	537,368
Capital One Financial Corporation	13,300	1,046,178
Chicago Mercantile Exchange Holdings, Inc.	1,500	717,375
Chubb Corporation	17,700	919,692
CIGNA Corporation	4,800	558,336
Cincinnati Financial Corporation	7,386	354,971
CIT Group, Inc.	9,000	437,670
Citigroup, Inc.	216,230	10,740,144
Comerica, Inc.	7,200	409,824
Commerce Bancorp, Inc.Δ	8,500	312,035
Compass Bancshares, Inc.Δ	5,400	307,692
Countrywide Financial Corporation	26,508	928,840
Dow Jones & Co., Inc.Δ	2,954	99,077
E*TRADE Financial Corporation*	18,600	444,912
Equifax, Inc.	5,900	216,589
Equity Office Properties Trust REITΔ	15,900	632,184
Equity Residential Properties Trust REIT	12,800	647,424
Fannie Mae	42,500	2,376,175
Federated Investors, Inc. Class B	4,500	152,145
Fifth Third BancorpΔ	23,994	913,692
First Data Corporation	33,217	1,395,114
First Horizon National CorporationD	5,200	197,652
Fiserv, Inc.*	7,700	362,593
Franklin Resources, Inc.	7,100	750,825
Freddie Mac	30,400	2,016,432
Genworth Financial, Inc. Class A	19,500	682,695
Golden West Financial Corporation	11,700	903,825
Goldman Sachs Group, Inc.	18,812	3,182,426
Hartford Financial Services Group, Inc.	13,200	1,145,100
Huntington Bancshares, Inc.	11,300	270,409
Janus Capital Group, Inc.D	9,600	189,312
JPMorgan Chase & Co.	152,030	7,139,329
KeyCorp	17,200	643,968
Kimco Realty Corporation REIT	9,100	390,117
Legg Mason, Inc.	5,740	578,936
Lehman Brothers Holdings, Inc.	23,300	1,720,938
Lincoln National Corporation	12,619	783,359
Loews Corporation	20,400	773,160
M & T Bank CorporationD	3,600	431,856
Marsh & McLennan Cos., Inc.	23,700	667,155
Marshall & Ilsley CorporationD	10,800	520,344
MBIA, Inc.D	6,200	380,928
Mellon Financial Corporation	17,800	695,980
Merrill Lynch & Co., Inc.	38,880	3,041,194
MetLife, Inc.	32,900	1,864,772
MGIC Investment Corporation	3,700	221,889
Moody’s Corporation	10,500	686,490
Morgan Stanley	46,700	3,404,897
National City CorporationD	27,000	988,200
North Fork Bancorporation, Inc.	21,750	622,920
Northern Trust CorporationD	8,100	473,283
Paychex, Inc.	14,500	534,325
Plum Creek Timber Co., Inc. REITD	7,700	262,108
PNC Financial Services Group, Inc.	12,600	912,744
Principal Financial Group	12,100	656,788
Progressive Corporation (The)	33,996	834,262
Prologis Trust REIT	10,700	610,542
Prudential Financial, Inc.	21,400	1,631,750
Public Storage, Inc. REIT	4,625	397,704
Regions Financial Corporation	20,308	747,131
Ryder System, Inc.D	2,700	139,536
Safeco Corporation	5,400	318,222
Schwab (Charles) Corporation (The)	44,850	802,815
Simon Property Group, Inc. REIT	9,900	897,138
SLM Corporation	18,100	940,838
Sovereign Bancorp, Inc.D	16,065	345,558
St. Paul Travelers Cos., Inc.	30,156	1,414,015
State Street Corporation	14,700	917,280
SunTrust Banks, Inc.	15,700	1,213,296
Synovus Financial CorporationD	13,600	399,432
T Rowe Price Group, Inc.	11,400	545,490
Torchmark Corporation	4,600	290,306
UnumProvident CorporationD	14,500	281,155
US Bancorp	78,300	2,601,126
Vornado Realty Trust REIT	5,200	566,800
Wachovia CorporationD	71,386	3,983,339
Washington Mutual, Inc.	41,746	1,814,699

See Notes to Financial Statements.

	Shares	Value
Wells Fargo & Co.	146,760	$5,309,777
XL Capital, Ltd. Class A	7,700	528,990
Zions Bancorporation	4,400	351,164

		121,652,794

Healthcare — 12.3%
Abbott Laboratories	67,100	3,258,375
Aetna, Inc.	24,000	949,200
Allergan, Inc.	6,615	744,915
AmerisourceBergen Corporation	8,944	404,269
Amgen, Inc.*	51,265	3,666,985
Bard (C.R.), Inc.Δ	4,400	330,000
Bausch & Lomb, Inc.Δ	2,400	120,312
Baxter International, Inc.	28,300	1,286,518
Becton Dickinson & Co.	10,900	770,303
Biogen Idec, Inc.*	15,330	684,944
Biomet, Inc.Δ	10,900	350,871
Boston Scientific Corporation*	52,100	770,559
Bristol-Myers Squibb Co.	86,100	2,145,612
Cardinal Health, Inc.	18,000	1,183,320
Caremark Rx, Inc.	18,700	1,059,729
Conventry Health Care, Inc.*	6,730	346,730
Eli Lilly & Co.	43,300	2,468,100
Express Scripts, Inc.*	6,000	452,940
Fisher Scientific International, Inc.Δ*	5,300	414,672
Forest Laboratories, Inc.*	14,000	708,540
Genzyme Corporation*	11,600	782,652
Gilead Sciences, Inc.*	19,800	1,360,260
HCA, Inc.	18,300	912,987
Health Management Associates, Inc. Class AΔ	10,200	213,180
Hospira, Inc*	6,550	250,669
Humana, Inc.*	7,100	469,239
IMS Health, Inc.	8,600	229,104
Johnson & Johnson	128,190	8,324,659
King Pharmaceuticals, Inc.*	10,100	172,003
Laboratory Corporation of America Holdings*	5,500	360,635
Manor Care, Inc.Δ	3,500	182,980
McKesson Corporation	12,900	680,088
Medco Health Solutions, Inc.*	12,876	773,976
Medimmune, Inc.Δ*	10,600	309,626
Medtronic, Inc.	50,500	2,345,220
Merck & Co., Inc.	94,900	3,976,310
Millipore CorporationΔ*	2,200	134,860
Mylan Laboratories, Inc.Δ	9,300	187,209
Patterson Cos., Inc.Δ*	6,000	201,660
Pfizer, Inc.	318,783	9,040,686
Quest Diagnostics, Inc.	7,100	434,236
Schering-Plough CorporationΔ	64,300	1,420,387
St. Jude Medical, Inc.*	15,600	550,524
Stryker Corporation	12,700	629,793
Tenet Healthcare Corporation*	19,450	158,323
UnitedHealth Group, Inc.	58,900	2,897,880
Watson Pharmaceuticals, Inc.*	4,600	120,382
WellPoint, Inc.*	27,112	2,088,980
Wyeth	58,600	2,979,224
Zimmer Holdings, Inc.*	10,820	730,350

		65,034,976

Integrated Oils — 6.0%
Chevron Corporation	96,141	6,235,718
ConocoPhillips	71,858	4,277,707
ExxonMobil Corporation	259,944	17,442,242
Hess Corporation	10,500	434,910
Marathon Oil Corporation	15,892	1,222,095
Murphy Oil CorporationΔ	8,000	380,400
Occidental Petroleum Corporation	37,200	1,789,692

		31,782,764

Materials & Processing — 3.4%
Air Products & Chemicals, Inc.	9,500	630,515
Alcoa, Inc.	37,900	1,062,716
Allegheny Technologies, Inc.Δ	4,500	279,855
American Standard Cos., Inc.	7,700	323,169
Archer-Daniels-Midland Co.	28,427	1,076,815
Ashland, Inc.Δ	2,800	178,584
Avery Dennison Corporation	4,600	276,782
Ball Corporation	4,592	185,746
Bemis Co.	4,500	147,870
Dow Chemical Co. (The)	41,900	1,633,262
duPont (E.I.) de Nemours & Co.	39,955	1,711,672
Eastman Chemical Co.	3,500	189,070
Ecolab, Inc.	7,800	333,996
Fluor Corporation	3,700	284,493
Freeport-McMoRan Copper & Gold, Inc. Class B	8,500	452,710
Hercules, Inc.Δ*	4,600	72,542
International Paper Co.	20,235	700,738
Louisiana-Pacific Corporation	4,500	84,465
Masco Corporation	17,400	477,108
MeadWestvaco CorporationΔ	8,045	213,273
Monsanto Co.	23,520	1,105,675
Newmont Mining Corporation	19,300	825,075
Nucor CorporationΔ	13,500	668,115
Pactiv Corporation*	6,500	184,730
Phelps Dodge Corporation	9,000	762,300
PPG Industries, Inc.	7,100	476,268
Praxair, Inc.	13,780	815,225
Realogy CorporationΔ*	11,100	251,748
Rohm & Haas Co.	6,700	317,245
Sealed Air CorporationΔ	3,500	189,420
Sherwin-Williams Co.Δ	4,800	267,744
Sigma-Aldrich Corporation	2,900	219,443
Temple-Inland, Inc.Δ	5,500	220,550
United States Steel CorporationΔ	5,500	317,240
Vulcan Materials Co.Δ	4,200	328,650
Weyerhaeuser Co.	10,600	652,218

		17,917,027

Other — 4.2%
3M Co.	33,300	2,478,185
Brunswick Corporation	4,000	124,760
Eaton Corporation	6,400	440,640
General Electric Co.	451,400	15,934,420
Honeywell International, Inc.	35,800	1,464,220
ITT Industries, Inc.	7,800	399,906
Johnson Controls, Inc.	8,392	602,042
Textron, Inc.	5,500	481,250

		21,925,423

Other Energy — 3.3%
Anadarko Petroleum Corporation	19,800	867,834
Apache Corporation	14,648	925,754
Baker Hughes, Inc.	14,600	995,720
BJ Services Co.	13,500	406,755

See Notes to Financial Statements.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chesapeake Energy CorporationΔ	16,600	$481,068
Consol Energy, Inc.	8,000	253,840
Devon Energy Corporation	19,100	1,206,165
Dynegy, Inc. Class A*	15,500	85,870
El Paso CorporationΔ	30,800	420,112
EOG Resources, Inc.Δ	10,500	683,025
Halliburton Co.	45,200	1,285,940
Nabors Industries, Ltd.Δ*	13,700	407,575
National Oilwell Varco, Inc.*	7,500	439,125
Noble CorporationΔ	5,900	378,662
Rowan Cos., Inc.Δ	4,800	151,824
Schlumberger, Ltd.	52,000	3,225,560
Smith International, Inc.	8,800	341,440
Sunoco, Inc.	5,800	360,702
TransOcean, Inc.*	14,000	1,025,220
Valero Energy Corporation	26,800	1,379,396
Weatherford International, Ltd.Δ*	15,098	629,889
Williams Cos., Inc.	25,800	615,846
XTO Energy, Inc.	16,466	693,713

		17,261,035

Producer Durables — 4.8%
Agilent Technologies, Inc.*	17,900	585,150
American Power Conversion Corporation	7,400	162,504
Applied Materials, Inc.Δ	60,700	1,076,211
Boeing Co. (The)	34,900	2,751,865
Caterpillar, Inc.	28,700	1,888,460
Centex CorporationΔ	5,200	273,624
Cooper Industries, Ltd. Class A	3,900	332,358
Cummins, Inc.Δ	2,200	262,306
Danaher CorporationΔ	10,200	700,434
Deere & Co.Δ	10,100	847,491
Dover Corporation	9,000	426,960
DR Horton, Inc.	11,700	280,215
Emerson Electric Co.	17,800	1,492,708
Goodrich Corporation	5,500	222,860
Grainger (W.W.), Inc.Δ	3,500	234,570
Illinois Tool Works, Inc.	18,000	808,200
Ingersoll-Rand Co., Ltd. Class A	14,100	535,518
KB HOMEΔ	3,300	144,540
KLA-Tencor Corporation	8,700	386,889
Lennar Corporation Class A	6,000	271,500
Lexmark International, Inc.Δ*	4,500	259,470
Lockheed Martin Corporation	15,800	1,359,748
Molex, Inc.Δ	6,450	251,357
Northrop Grumman Corporation	15,356	1,045,283
Novellus Systems, Inc.*	5,700	157,662
Pall Corporation	5,200	160,212
Parker Hannifin Corporation	5,400	419,742
Pitney Bowes, Inc.	9,700	430,389
Pulte Homes, Inc.Δ	9,308	296,553
Rockwell Collins, Inc.	7,500	411,300
Tektronix, Inc.	3,500	101,255
Teradyne, Inc.*	8,100	106,596
Thermo Electron CorporationΔ*	6,710	263,904
Tyco International, Ltd.	88,284	2,471,069
United Technologies Corporation	44,200	2,800,070
Waters Corporation*	4,500	203,760
Xerox Corporation*	41,800	650,408

		25,073,141

Technology — 13.1%
ADC Telecommunications, Inc.Δ*	4,828	72,419
Adobe Systems, Inc.*	25,300	947,484
Advanced Micro Devices, Inc.Δ*	21,200	526,820
Affiliated Computer Services, Inc. Class A*	5,000	259,300
Altera Corporation*	15,500	284,890
Analog Devices, Inc.	15,700	461,423
Apple Computer, Inc.*	37,100	2,857,813
Applera Corporation-Applied Biosystems Group	8,100	268,191
Autodesk, Inc.*	10,360	360,321
Avaya, Inc.*	19,448	222,485
BMC Software, Inc.*	9,300	253,146
Broadcom Corporation Class A*	20,250	614,385
CA, Inc.Δ	19,770	468,351
Ciena CorporationΔ*	3,929	107,054
Cisco Systems, Inc.*	266,500	6,129,500
Citrix Systems, Inc.*	7,900	286,059
Computer Sciences Corporation*	7,500	368,400
Compuware Corporation*	16,100	125,419
Comverse Technology, Inc.*	8,400	180,096
Corning, Inc.*	67,900	1,657,439
Dell, Inc.*	99,600	2,274,864
Electronic Data Systems Corporation	22,200	544,344
EMC Corporation*	101,300	1,213,574
Freescale Semiconductor, Inc. Series B*	17,611	669,394
General Dynamics Corporation	17,400	1,247,058
Hewlett-Packard Co.	119,702	4,391,866
Intel Corporation	252,200	5,187,754
International Business Machines Corporation	66,500	5,449,010
Intuit, Inc.*	14,900	478,141
Jabil Circuit, Inc.	8,000	228,560
JDS Uniphase CorporationΔ*	71,000	155,490
Juniper Networks, Inc.*	24,600	425,088
L-3 Communications Holdings, Inc.	5,300	415,149
Linear Technology Corporation	13,000	404,560
LSI Logic Corporation*	16,700	137,274
Lucent Technologies, Inc.*	195,976	458,584
Maxim Integrated Products, Inc.	14,000	392,980
Micron Technology, Inc.*	31,700	551,580
Microsoft Corporation	377,130	10,306,963
Motorola, Inc.	107,100	2,677,500
National Semiconductor CorporationΔ	13,500	317,655
NCR Corporation*	7,800	307,944
Network Appliance, Inc.*	16,600	614,366
Novell, Inc.Δ*	15,900	97,308
Nvidia Corporation*	15,300	452,727
Oracle Corporation*	175,800	3,118,692
Parametric Technology CorporationΔ*	4,480	78,221
PerkinElmer, Inc.	5,300	100,329
PMC-Sierra, Inc.Δ*	9,800	58,212
QLogic Corporation*	7,000	132,300

See Notes to Financial Statements.

	Shares	Value
Qualcomm, Inc.	72,200	$2,624,470
Raytheon Co.	19,900	955,399
Rockwell Automation, Inc.	7,800	453,180
Sandisk CorporationΔ*	8,500	455,090
Sanmina-SCI CorporationΔ*	24,900	93,126
Solectron CorporationΔ*	40,200	131,052
Sun Microsystems, Inc.*	154,700	768,859
Symantec Corporation*	43,270	920,786
Symbol Technologies, Inc.	10,457	155,391
Tellabs, Inc.*	20,400	223,584
Texas Instruments, Inc.	67,000	2,227,750
Unisys Corporation*	13,900	78,674
Xilinx, Inc.	15,400	338,030

		68,763,873

Utilities — 7.6%
AES Corporation (The)*	29,100	593,349
Allegheny Energy, Inc.Δ*	7,000	281,190
Alltel Corporation	17,000	943,500
Ameren CorporationΔ	9,200	485,668
American Electric Power Co., Inc.	17,800	647,386
AT&T, Inc.	169,400	5,515,664
BellSouth Corporation	79,100	3,381,525
Centerpoint Energy, Inc.Δ	14,400	206,208
CenturyTel, Inc.	5,200	206,284
Citizens Communications Co.	14,500	203,580
CMS Energy CorporationΔ*	9,000	129,960
Comcast Corporation Class A*	91,515	3,372,328
Consolidated Edison, Inc.Δ	10,400	480,480
Constellation Energy Group, Inc.	7,600	449,920
Dominion Resources, Inc.	15,600	1,193,244
DTE Energy Co.	7,300	303,023
Duke Energy Corporation	54,368	1,641,914
Edison International	14,500	603,780
Embarq Corporation	6,444	311,696
Entergy Corporation	9,352	731,607
Exelon Corporation	29,224	1,769,221
FirstEnergy Corporation	14,084	786,732
FPL Group, Inc.Δ	17,800	801,000
KeySpan Corporation	8,100	333,234
Kinder Morgan, Inc.	4,800	503,280
Nicor, Inc.Δ	2,100	89,796
NiSource, Inc.Δ	11,000	239,140
Peoples Energy Corporation	1,235	50,203
PG&E Corporation	15,800	658,070
Pinnacle West Capital CorporationΔ	4,000	180,200
PPL CorporationΔ	16,200	532,980
Progress Energy, Inc.Δ	11,200	508,256
Public Service Enterprise Group, Inc.	10,900	666,971
Qwest Communications International, Inc.Δ*	69,700	607,784
Sempra EnergyΔ	11,800	592,950
Southern Co. (The)Δ	32,300	1,113,058
Sprint Nextel Corporation	130,193	2,232,810
TECO Energy, Inc.Δ	10,000	156,500
TXU Corporation	20,400	1,275,408
Verizon Communications, Inc.	126,774	4,707,119
Windstream CorporationΔ	20,599	271,701
Xcel Energy Inc.Δ	17,000	351,050

		40,109,769

Total Common Stocks (Cost $399,065,158)		510,735,208

MONEY MARKET FUNDS — 8.7%
GuideStone Funds Money Market Fund (GS4 Class)¥	15,439,869	15,439,869
Northern Institutional Liquid Assets Portfolio§	30,700,845	30,700,845

Total Money Market Funds (Cost $46,140,714)		46,140,714

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
4.81%, 02/22/07‡‡	$20,000	19,618
4.85%, 02/22/07‡‡	620,000	608,166

Total U.S. Treasury Obligations (Cost $627,588)		627,784

TOTAL INVESTMENTS — 105.8% (Cost $445,833,460)		557,503,706

	Shares
SECURITY SOLD SHORT — 0.0%
Consumer Discretionary — 0.0%
Tim Hortons, Inc.*
(Cost $(159,449))	(6,093)	(160,246)

Liabilities in Excess of Other Assets — (5.8)%		(30,720,818)

NET ASSETS — 100.0%		$526,622,642

See Notes to Financial Statements.

Value Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.0%
Auto & Transportation — 2.6%
Autoliv, Inc.	57,800	$3,185,358
Burlington Northern Santa Fe Corporation	144,200	10,590,048
Con-Way, Inc.	70,000	3,137,400
CSX Corporation	362,000	11,884,460
General Motors CorporationΔ	163,100	5,424,706
Norfolk Southern Corporation	7,400	325,970
Union Pacific Corporation	57,000	5,016,000

		39,563,942

Consumer Discretionary — 10.7%
American Eagle Outfitters	38,200	1,674,306
AnnTaylor Stores CorporationΔ*	64,800	2,712,528
Avis Budget Group, Inc.Δ	19,970	365,251
Avon Products, Inc.Δ	160,000	4,905,600
Brinker International, Inc.	57,500	2,305,175
Carnival CorporationΔ	99,900	4,698,297
CBS Corporation Class B	27,400	771,858
CDW CorporationΔ	6,500	400,920
Clear Channel Communications, Inc.Δ	202,500	5,842,125
Costco Wholesale Corporation	6,200	308,016
Darden Restaurants, Inc.	34,200	1,452,474
DIRECTV Group, Inc. (The)*	159,000	3,129,120
Eastman Kodak Co.Δ	241,700	5,414,080
Federated Department Stores, Inc.	210,000	9,074,100
Gannett Co., Inc.Δ	128,500	7,302,655
Gap, Inc. (The)	10,100	191,395
Hanesbrands, Inc.*	19,637	442,029
Home Depot, Inc. (The)	25,400	921,258
Interpublic Group Cos., Inc.Δ*	44,100	436,590
ITT Educational Services, Inc.*	22,400	1,485,120
Jones Apparel Group, Inc.	87,900	2,851,476
Kimberly-Clark Corporation	170,500	11,143,880
Mattel, Inc.	586,800	11,559,960
McDonald’s Corporation	356,200	13,934,544
Newell Rubbermaid, Inc.Δ	108,100	3,061,392
Office Depot, Inc.Δ*	108,000	4,287,600
Penney (JC) Co., Inc.Δ	54,100	3,699,899
RadioShack CorporationΔ	128,050	2,471,365
Reader’s Digest AssociationΔ	100,000	1,296,000
Rogers Communications, Inc. Class BΔ	38,500	2,112,495
Sears Holdings Corporation*	3,500	553,315
Shaw Communications, Inc. Class BΔ	104,100	3,125,082
Sony Corporation ADRΔ	152,000	6,134,720
Stanley Works (The)Δ	187,500	9,346,875
Time Warner, Inc.	938,400	17,107,032
Wal-Mart Stores, Inc.	126,200	6,224,184
Walt Disney Co. (The)	57,200	1,768,052
Waste Management, Inc.Δ	194,657	7,140,019
Wyndham Worldwide Corporation*	97,940	2,739,382

		164,390,169

Consumer Staples — 3.7%
Coca-Cola Co. (The)	28,000	1,251,040
Colgate-Palmolive Co.	2,200	136,620
ConAgra Foods, Inc.Δ	425,200	10,408,896
CVS Corporation	3,200	102,784
Dean Foods Co.*	43,400	1,823,668
General Mills, Inc.	52,700	2,982,820
Heinz (H.J.) Co.	178,800	7,497,084
Kellogg Co.	2,600	128,752
Kraft Foods, Inc. Class AΔ	228,900	8,162,574
Kroger Co.	204,300	4,727,502
Pepsi Bottling Group, Inc.	102,300	3,631,650
Procter & Gamble Co.	105,900	6,563,682
Safeway, Inc.	250,100	7,590,535
Sara Lee Corporation	157,100	2,524,597

		57,532,204

Financial Services — 30.1%
ACE, Ltd.	60,000	3,283,800
Allstate Corporation (The)	313,200	19,647,036
AMBAC Financial Group, Inc.	43,800	3,624,450
American Express Co.	76,000	4,262,080
American International Group, Inc.	252,900	16,757,153
Bank of America Corporation	590,690	31,643,263
Bank of New York Co., Inc. (The)	29,200	1,029,592
BB&T Corporation	22,200	971,916
Bear Stearns Cos., Inc. (The)	4,900	686,490
Brascan CorporationΔ	79,600	3,529,464
Capital One Financial Corporation	162,800	12,805,848
CB Richard Ellis Group, Inc. Class AΔ*	125,300	3,082,380
Chubb Corporation	242,100	12,579,516
Citigroup, Inc.	929,533	46,169,904
Comerica, Inc.	145,800	8,298,936
Countrywide Financial Corporation	145,100	5,084,304
Credicorp, Ltd.Δ	3,500	146,930
Crescent Real Estate Equities Co. REITΔ	238,400	5,199,504
Fannie Mae	158,800	8,878,508
Fifth Third BancorpΔ	19,400	738,752
First American Corporation	25,800	1,092,372
First Marblehead CorporationΔ	51,200	3,546,112
Fiserv, Inc.*	47,000	2,213,230
Freddie Mac	86,500	5,737,545
Genworth Financial, Inc. Class A	18,600	651,186
Golden West Financial Corporation	4,800	370,800
Goldman Sachs Group, Inc.	33,700	5,701,029
Hartford Financial Services Group, Inc.	162,200	14,070,850
IndyMac Bancorp, Inc.Δ	65,800	2,708,328
Jones Lang LaSalle, Inc.Δ	32,800	2,803,744
JPMorgan Chase & Co.	991,212	46,547,316
KeyCorp	152,850	5,722,704
Lehman Brothers Holdings, Inc.	104,800	7,740,528
Lincoln National Corporation	11,400	707,712
Loews Corporation	139,400	5,283,260

See Notes to Financial Statements.

	Shares	Value
Marsh & McLennan Cos., Inc.	22,400	$630,560
Mellon Financial Corporation	1,300	50,830
Merrill Lynch & Co., Inc.	267,067	20,889,981
MetLife, Inc.	18,800	1,065,584
MGIC Investment CorporationΔ	81,800	4,905,546
Morgan Stanley	248,200	18,096,262
National City CorporationΔ	153,800	5,629,080
PMI Group, Inc. (The)Δ	69,000	3,022,890
PNC Financial Services Group, Inc.	12,100	876,524
Principal Financial Group	10,500	569,940
Progressive Corporation (The)	23,300	571,782
Prudential Financial, Inc.	17,100	1,303,875
Radian Group, Inc.Δ	53,800	3,228,000
Regions Financial CorporationΔ	18,600	684,294
Reinsurance Group of America, Inc.Δ	29,100	1,511,163
Ryder System, Inc.	54,200	2,801,056
Safeco CorporationΔ	61,100	3,600,623
Simon Property Group, Inc. REITΔ	4,100	371,542
SLM Corporation	166,300	8,644,274
St. Paul Travelers Cos., Inc.	275,800	12,932,262
State Street Corporation	900	56,160
SunTrust Banks, Inc.	78,800	6,089,664
UnionBanCal Corporation	28,300	1,723,470
UnumProvident CorporationΔ	200,900	3,895,451
US Bancorp	285,700	9,490,954
Wachovia Corporation	197,700	11,031,660
Washington Mutual, Inc.	565,900	24,599,673
Wells Fargo & Co.	340,500	12,319,290
XL Capital, Ltd. Class AΔ	115,200	7,914,240

		461,823,172

Healthcare — 10.8%
Abbott Laboratories	12,400	602,144
Aetna, Inc.	203,700	8,056,335
AmerisourceBergen Corporation	85,600	3,869,120
Baxter International, Inc.	201,500	9,160,190
Biogen Idec, Inc.*	7,100	317,228
Boston Scientific Corporation*	173,800	2,570,502
Bristol-Myers Squibb Co.	325,800	8,118,936
Cardinal Health, Inc.	70,400	4,628,096
Caremark Rx, Inc.	30,300	1,717,101
Community Health Systems, Inc.Δ*	112,100	4,186,935
Eli Lilly & Co.	9,700	552,900
Forest Laboratories, Inc.*	40,300	2,039,583
Johnson & Johnson	72,900	4,734,126
Kindred Healthcare, Inc.Δ*	83,389	2,479,155
Laboratory Corporation of America Holdings*	22,700	1,488,439
Manor Care, Inc.Δ	28,500	1,489,980
McKesson Corporation	70,100	3,695,672
Medco Health Solutions, Inc.*	88,800	5,337,768
Merck & Co., Inc.	140,900	5,903,710
Millennium Pharmeceuticals, Inc.Δ*	449,200	4,469,540
Mylan Laboratories, Inc.Δ	126,000	2,536,380
Pfizer, Inc.	1,258,700	35,696,732
Schering-Plough Corporation	398,700	8,807,283
Tenet Healthcare CorporationΔ*	667,000	5,429,380
Teva Pharmaceutical Industries, Ltd. ADRΔ	102,652	3,499,407
Triad Hospitals, Inc.Δ*	61,614	2,712,864
Watson Pharmaceuticals, Inc.Δ*	137,000	3,585,290
WellPoint, Inc.*	156,800	12,081,440
Wyeth	303,100	15,409,604

		165,175,840

Integrated Oils — 8.7%
BP PLC ADR	104,568	6,857,569
Chevron Corporation	544,670	35,327,296
ConocoPhillips	488,600	29,086,358
ExxonMobil Corporation	614,200	41,212,820
Hess CorporationΔ	40,100	1,660,942
Marathon Oil Corporation	81,400	6,259,660
Occidental Petroleum Corporation	270,900	13,032,999

		133,437,644

Materials & Processing — 4.3%
Alcoa, Inc.	268,900	7,539,956
Archer-Daniels-Midland Co.	26,600	1,007,608
Dow Chemical Co. (The)	155,300	6,053,594
duPont (E.I.) de Nemours & Co.	182,300	7,809,732
Energizer Holdings, Inc.*	25,800	1,857,342
International Paper Co.	19,090	661,087
IPSCO, Inc.Δ	24,700	2,140,749
Lyondell Chemical Co.Δ	134,900	3,422,413
Martin Marietta Materials, Inc.	19,200	1,624,704
MeadWestvaco Corporation	355,800	9,432,258
Methanex CorporationΔ	77,500	1,886,350
Newmont Mining Corporation	900	38,475
Nucor CorporationΔ	12,700	628,523
Owens-Illinois, Inc.*	180,800	2,787,936
Pactiv CorporationΔ*	274,000	7,787,080
Phelps Dodge Corporation	8,300	703,010
Realogy CorporationΔ*	122,325	2,774,331
Steel Dynamics, Inc.Δ	32,700	1,649,715
Timken Co.	68,100	2,028,018
United States Steel CorporationΔ	74,500	4,297,160
Weyerhaeuser Co.	10,000	615,300

		66,745,341

Other — 1.6%
3M Co.	51,400	3,825,188
General Electric Co.	370,700	13,085,710
Honeywell International, Inc.	197,300	8,069,570
Johnson Controls, Inc.	3,400	243,916

		25,224,384

Other Energy — 1.7%
Anadarko Petroleum Corporation	122,600	5,373,558
Apache Corporation	13,500	853,200
Devon Energy Corporation	17,900	1,130,385

See Notes to Financial Statements.

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
EOG Resources, Inc.	5,400	$351,270
Holly CorporationΔ	55,100	2,387,483
Massey Energy Co.Δ	133,700	2,799,678
PanCanadian Energy CorporationΔ	74,500	3,478,405
Sunoco, Inc.	45,300	2,817,207
Valero Energy Corporation	25,000	1,286,750
Williams Cos., Inc.	110,100	2,628,087
XTO Energy, Inc.	78,700	3,315,631

		26,421,654

Producer Durables — 4.4%
American Power Conversion CorporationΔ	250,200	5,494,392
Boeing Co. (The)	35,800	2,822,830
Centex Corporation	58,400	3,073,008
Cummins, Inc.Δ	29,900	3,564,977
Deere & Co.Δ	9,600	805,536
Emerson Electric Co.	91,600	7,681,576
Illinois Tool Works, Inc.	93,700	4,207,130
Lennar Corporation Class A	59,300	2,683,325
Lexmark International, Inc.Δ*	101,500	5,852,490
Lockheed Martin Corporation	43,300	3,726,398
Northrop Grumman Corporation	178,200	12,130,074
Pitney Bowes, Inc.	86,100	3,820,257
Tyco International, Ltd.	207,000	5,793,930
United Technologies Corporation	81,900	5,188,365

		66,844,288

Technology — 6.2%
Anixter International, Inc.Δ	18,700	1,055,989
Electronic Data Systems Corporation	383,200	9,396,064
EMC Corporation*	11,600	138,968
General Dynamics Corporation	16,400	1,175,388
Hewlett-Packard Co.	432,700	15,875,763
Intel Corporation	358,400	7,372,288
International Business Machines Corporation	169,200	13,864,248
Intersil Corporation Class AΔ	177,000	4,345,350
Lucent Technologies, Inc.*	2,020,000	4,726,800
Microsoft Corporation	110,000	3,006,300
Motorola, Inc.	243,400	6,085,000
Nokia Corporation ADRΔ	580,400	11,428,076
Raytheon Co.Δ	105,100	5,045,851
Seagate Technology, Inc.+*	4,600	—
Solectron CorporationΔ*	1,043,000	3,400,180
Sun Microsystems, Inc.*	1,486,900	7,389,893
Symantec Corporation*	22,800	485,184

		94,791,342

Utilities — 11.2%
Alltel Corporation	15,800	876,900
American Electric Power Co., Inc.	408,500	14,857,145
AT&T, Inc.	683,109	22,242,029
BCE, Inc.	121,054	3,279,353
BellSouth Corporation	302,700	12,940,425
CenturyTel, Inc.	86,300	3,423,521
Citizens Communications Co.Δ	114,500	1,607,580
Comcast Corporation Class A*	330,600	12,182,610
Dominion Resources, Inc.	83,200	6,363,968
Duke Energy Corporation	254,200	7,676,840
Edison International	80,500	3,352,020
Energen Corporation	33,100	1,385,897
Energy East CorporationΔ	60,900	1,444,548
Entergy Corporation	217,900	17,046,317
Exelon Corporation	4,200	254,268
FirstEnergy Corporation	48,800	2,725,968
FPL Group, Inc.Δ	16,400	738,000
PG&E Corporation	38,000	1,582,700
PPL Corporation	242,700	7,984,830
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	10,200	624,138
Qwest Communications International, Inc.*	1,222,800	10,662,816
Southern Co. (The)Δ	30,200	1,040,692
Sprint Nextel Corporation	89,900	1,541,785
TXU Corporation	22,400	1,400,448
Verizon Communications, Inc.	928,124	34,461,244
Windstream CorporationΔ	16,542	218,189

		171,915,440

Total Common Stocks (Cost $1,231,797,791)		1,473,865,420

MONEY MARKET FUNDS — 12.0%
GuideStone Funds Money Market Fund (GS4 Class)¥	58,431,330	58,431,330
Northern Institutional Liquid Assets Portfolio§	125,467,708	125,467,708

Total Money Market Funds (Cost $183,899,038)		183,899,038

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
4.85%, 02/22/07‡‡
(Cost $2,784,904)	$2,840,000	2,785,793

TOTAL INVESTMENTS — 108.2% (Cost $1,418,481,733)		1,660,550,251
Liabilities in Excess of Other Assets — (8.2)%		(125,310,506)

NET ASSETS — 100.0%		1,535,239,745

See Notes to Financial Statements.

Growth Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%
Auto & Transportation — 4.0%
Burlington Northern Santa Fe Corporation	272,937	$20,044,493
Expeditors International Washington, Inc.Δ	160,790	7,168,018
FedEx Corporation	184,081	20,005,923
Toyota Motor Corporation ADR	35,596	3,876,404
Union Pacific Corporation	99,004	8,712,352

		59,807,190

Consumer Discretionary — 18.2%
Amazon.com, Inc.Δ*	371,200	11,922,944
Apollo Group, Inc. Class A*	292,500	14,402,700
Coach, Inc.*	168,025	5,780,060
eBay, Inc.*	965,000	27,367,400
Electronic Arts, Inc.*	71,175	3,963,024
Federated Department Stores, Inc.	155,000	6,697,550
Google, Inc.*	151,600	60,928,040
Iron Mountain, Inc.Δ*	110,200	4,731,988
Lowe’s Cos., Inc.	866,941	24,326,364
Marriott International, Inc. Class A	218,650	8,448,636
Penney (JC) Co., Inc.Δ	113,000	7,728,070
Starbucks CorporationΔ*	1,076,832	36,666,130
Target Corporation	187,311	10,348,933
Univision Communications, Inc. Class A*	206,875	7,104,088
Walt Disney Co. (The)	392,340	12,127,229
Yahoo!, Inc.Δ*	761,600	19,253,248
Yum! Brands, Inc.	166,235	8,652,532

		270,448,936

Consumer Staples — 5.8%
Colgate-Palmolive Co.	145,200	9,016,920
PepsiCo, Inc.	278,456	18,172,039
Procter & Gamble Co.	501,225	31,065,926
Walgreen Co.	620,254	27,533,075

		85,787,960

Financial Services — 15.4%
American International Group, Inc.	222,000	14,709,720
CB Richard Ellis Group, Inc. Class AΔ*	19,337	475,690
Chicago Mercantile Exchange Holdings, Inc.	37,200	17,790,900
Citigroup, Inc.	211,450	10,502,722
Commerce Bancorp, Inc.Δ	272,545	10,005,127
Countrywide Financial CorporationΔ	363,300	12,730,032
Franklin Resources, Inc.	84,750	8,962,313
Genworth Financial, Inc. Class A	225,452	7,893,075
Goldman Sachs Group, Inc.	116,964	19,786,800
Intercontinental Exchange, Inc.*	135,100	10,141,957
Legg Mason, Inc.	43,500	4,387,410
Lehman Brothers Holdings, Inc.	177,110	13,081,345
Merrill Lynch & Co., Inc.Δ	130,000	10,168,600
Moody’s CorporationΔ	213,100	13,932,478
Progressive Corporation (The)	905,684	22,225,485
SLM Corporation	237,600	12,350,448
UBS AG	258,252	15,316,926
US Bancorp	136,500	4,534,530
Wells Fargo & Co.	305,087	11,038,048
Zions Bancorporation	107,200	8,555,632

		228,589,238

Healthcare — 22.3%
Abbott Laboratories	242,412	11,771,526
Abraxis BioScience, Inc.Δ*	149,400	4,150,331
Aetna, Inc.	143,000	5,655,650
Allergan, Inc.Δ	207,150	23,327,162
Amgen, Inc.*	163,575	11,700,520
Amylin Pharmaceuticals, Inc.Δ*	252,685	11,135,828
Cardinal Health, Inc.	80,100	5,265,774
Cerner CorporationΔ*	77,500	3,518,500
Genentech, Inc.Δ*	778,442	64,377,153
Genzyme Corporation*	508,311	34,295,743
Gilead Sciences, Inc.*	148,000	10,167,600
Intuitive Surgical, Inc.Δ*	69,700	7,349,865
Novartis AG ADRΔ	118,100	6,901,764
Patterson Cos., Inc.Δ*	133,100	4,473,491
Quest Diagnostics, Inc.Δ	35,127	2,148,367
Shire PLC ADRΔ	87,900	4,341,381
St. Jude Medical, Inc.*	156,200	5,512,298
Stryker CorporationΔ	142,100	7,046,739
Teva Pharmaceutical Industries, Ltd. ADRΔ	612,938	20,895,056
UnitedHealth Group, Inc.	614,127	30,215,048
Varian Medical Systems, Inc.Δ*	408,200	21,793,798
WellPoint, Inc.*	89,200	6,872,860
Wyeth	183,200	9,313,888
Zimmer Holdings, Inc.Δ*	281,700	19,014,750

		331,245,092

Materials & Processing — 1.5%
Air Products & Chemicals, Inc.	9,719	645,050
Archer-Daniels-Midland Co.	154,844	5,865,491
Fluor Corporation	75,000	5,766,750
Monsanto Co.	149,044	7,006,558
Praxair, Inc.	16,123	953,837
St. Joe Co.Δ	49,943	2,740,372

		22,978,058

Other — 1.6%
General Electric Co.	684,445	24,160,909

Other Energy — 4.7%
Baker Hughes, Inc.	52,275	3,565,155
Canadian Natural Resources, Ltd.	116,600	5,314,628
Halliburton Co.	40,484	1,151,770
Peabody Energy Corporation	90,864	3,341,978
Schlumberger, Ltd.	667,444	41,401,551
TransOcean, Inc.*	82,800	6,063,444
Valero Energy Corporation	67,400	3,469,078
Weatherford International, Ltd.Δ*	119,825	4,999,099

		69,306,703

See Notes to Financial Statements.

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Producer Durables — 4.0%
Boeing Co. (The)	59,200	$4,667,920
Caterpillar, Inc.	105,021	6,910,382
KB HOMEΔ	90,490	3,963,462
Lennar Corporation Class A	107,713	4,874,013
Lockheed Martin CorporationΔ	129,429	11,138,660
Pulte Homes, Inc.Δ	175,505	5,591,589
United Technologies Corporation	345,123	21,863,542

		59,009,568

Technology — 14.3%
Adobe Systems, Inc.*	88,235	3,304,401
Apple Computer, Inc.*	370,700	28,555,021
Autodesk, Inc.*	162,500	5,651,750
Cisco Systems, Inc.*	855,647	19,679,881
Corning, Inc.*	256,100	6,251,401
Dell, Inc.*	188,600	4,307,624
General Dynamics Corporation	157,765	11,307,018
Hewlett-Packard Co.	374,725	13,748,660
Intel Corporation	285,900	5,880,963
Marvell Technology Group, Ltd.Δ*	231,800	4,489,966
Microsoft Corporation	328,200	8,969,706
Motorola, Inc.	545,106	13,627,650
Network Appliance, Inc.Δ*	472,225	17,477,047
Qualcomm, Inc.	907,770	32,997,440
Red Hat, Inc.Δ*	356,600	7,517,128
Salesforce.com, Inc.Δ*	375,300	13,465,764
Sandisk CorporationΔ*	53,500	2,864,390
Seagate Technology	89,500	2,066,555
Seagate Technology, Inc.+*	5,600	—
Texas Instruments, Inc.Δ	289,243	9,617,330

		211,779,695

Utilities — 3.2%
America Movil SA de CV ADR Series LΔ	480,871	18,931,891
AT&T, Inc.	405,700	13,209,592
Comcast Corporation Class A*	409,557	15,092,175

		47,233,658

Total Common Stocks (Cost $1,176,877,339)		1,410,347,007

MONEY MARKET FUNDS — 16.5%
GuideStone Funds Money Market Fund (GS4 Class)¥	63,895,688	63,895,688
Northern Institutional Liquid Assets Portfolio§	181,680,915	181,680,915

Total Money Market Funds (Cost $245,576,603)		245,576,603

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
4.85%, 02/22/07‡‡
(Cost $4,118,520)	$4,200,000	4,119,835

TOTAL INVESTMENTS — 111.8% (Cost $1,426,572,462)		1,660,043,445
Liabilities in Excess of Other Assets — (11.8)%		(175,696,238)

NET ASSETS — 100.0%		$1,484,347,207

See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.9%
Auto & Transportation — 3.9%
Accuride CorporationΔ*	63,000	$693,630
AirTran Holdings, Inc.Δ*	88,500	877,920
American Commercial Lines, Inc.Δ*	11,900	707,455
American Railcar Industries, Inc.Δ	15,600	454,116
Arkansas Best CorporationΔ	15,800	679,874
Autoliv, Inc.	31,600	1,741,476
Commercial Vehicle Group, Inc.Δ*	59,600	1,147,896
Copa Holdings SA Class A	8,100	278,073
ExpressJet Holdings, Inc.Δ*	77,600	512,936
Freightcar America, Inc.Δ	8,100	429,300
General Maritime CorporationΔ	30,000	1,097,400
Goodyear Tire & Rubber Co. (The)Δ*	16,300	236,350
Horizon Lines, Inc. Class AΔ	20,000	334,000
JB Hunt Transport Services, Inc.Δ	73,300	1,522,441
Laidlaw International, Inc.	32,200	880,026
Marten Transport, Ltd.Δ*	17,800	304,202
Noble International, Ltd.Δ	28,550	357,161
Old Dominion Freight Line, Inc.Δ*	13,112	393,753
OMI CorporationΔ	106,300	2,307,773
Pacer International, Inc.Δ	24,800	688,448
Republic Airways Holdings, Inc.Δ*	13,248	205,609
Sea Containers, Ltd. Class AΔ	50,000	58,500
Thor Industries, Inc.Δ	24,200	996,314
TRW Automotive Holdings Corporation*	30,900	743,763
Tsakos Energy Navigation, Ltd.Δ	40,400	1,801,840
UTI Worldwide, Inc.	37,000	1,034,890
Wabash National CorporationΔ	59,192	810,338

		21,295,484

Consumer Discretionary — 17.1%
Aaron Rents, Inc.Δ	49,250	1,131,765
Advisory Board Co. (The)Δ*	25,000	1,263,000
Ambassadors Group, Inc.	4,900	138,572
American Woodmark CorporationΔ	32,300	1,088,187
America’s Car-Mart, Inc.Δ*	41,000	674,450
AnnTaylor Stores Corporation*	12,800	535,808
Barrett Business Services, Inc.Δ*	18,800	403,636
BJ’s Wholesale Club, Inc.*	43,400	1,266,412
Brinker International, Inc.	27,100	1,086,439
Buffalo Wild Wings, Inc.Δ*	11,900	455,175
Cato Corporation Class A	40,600	889,546
Central Garden & Pet Co.Δ*	26,500	1,278,890
Cenveo, Inc.Δ*	33,300	626,706
Charlotte Russe Holding, Inc.*	44,900	1,236,546
Computer Learning Centers*	24,439	2
Conn’s, Inc.Δ*	20,100	419,487
Convergys Corporation*	64,100	1,323,665
Corporate Executive Board Co.	19,100	1,717,281
CoStar Group, Inc.Δ*	32,350	1,336,702
CRA International, Inc.Δ*	9,800	467,068
CROCS, Inc.Δ*	26,800	909,860
Ctrip.com International, Ltd. ADRΔ	15,400	692,230
Darden Restaurants, Inc.	18,700	794,189
Deckers Outdoor Corporation*	29,100	1,377,012
Dillard’s, Inc. Class AΔ	49,800	1,629,954
DTS, Inc.Δ*	15,650	331,467
EarthLink, Inc.Δ*	33,200	241,364
Emergency Medical Services LP Class AΔ*	9,500	155,325
Entravision Communications Corporation Class AΔ*	218,958	1,629,048
EZCORP, Inc. Class AΔ*	27,400	1,059,832
FirstService CorporationΔ*	24,300	578,826
Furniture Brands International, Inc.Δ	57,100	1,087,184
GameStop Corporation Class AΔ*	15,000	694,200
Gymboree CorporationΔ*	19,900	839,382
Harris Interactive, Inc.Δ*	162,744	992,738
Hasbro, Inc.	51,600	1,173,900
Helen of Troy, Ltd.Δ*	47,500	834,100
Herbalife, Ltd.Δ*	33,000	1,250,040
Hibbett Sporting Goods, Inc.Δ*	16,500	431,970
Houston Wire & Cable Co.Δ*	41,000	770,800
Iconix Brand Group, Inc.Δ*	45,500	732,550
Insight Enterprises, Inc.Δ*	18,600	383,346
Inter Parfums, Inc.Δ	29,900	569,296
inVentiv Health, Inc.Δ*	10,900	349,127
ITT Educational Services, Inc.*	14,200	941,460
Jack in the Box, Inc.Δ*	16,500	860,970
Jackson Hewitt Tax Service, Inc.Δ	82,400	2,472,824
Jakks Pacific, Inc.Δ*	47,300	843,359
Jones Apparel Group, Inc.	53,700	1,742,028
Kenexa CorporationΔ*	20,500	517,010
Life Time Fitness, Inc.Δ*	27,900	1,291,491
LoJack CorporationΔ*	28,900	566,151
Marchex, Inc. Class BΔ*	32,600	500,084
Marvel Entertainment, Inc.Δ*	32,500	784,550
Monro Muffler Brake, Inc.Δ	18,900	642,789
MWI Veterinary Supply, Inc.Δ*	22,200	744,366
Navigant Consulting, Inc.Δ*	13,800	276,828
Netflix, Inc.Δ*	22,600	514,828
On Assignment, Inc.Δ*	67,000	657,270
Orient-Express Hotels, Ltd. Class AΔ	24,700	923,286
Outdoor Channel Holdings, Inc.Δ*	37,900	412,731
Pacific Sunwear of CaliforniaΔ*	23,400	352,872
Parlux Fragrance, Inc.Δ*	106,900	544,121
Perry Ellis International, Inc.Δ*	40,800	1,259,904
Pool CorporationΔ	89,925	3,462,113
Rent-A-Center, Inc.Δ*	51,100	1,496,719
Resources Connection, Inc.Δ*	89,800	2,405,742
Rocky Brands, Inc.Δ*	55,000	658,350

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Ruby Tuesday, Inc.Δ	42,400	$1,195,256
Rush Enterprises, Inc. Class AΔ*	50,681	845,359
Ruth’s Chris Steak HouseΔ*	21,300	400,866
Schawk, Inc.Δ	59,000	1,074,980
Select Comfort CorporationΔ*	225,735	4,939,082
Shaw Communications, Inc. Class B	56,900	1,708,138
Source Interlink Cos., Inc.Δ*	54,900	521,550
Stamps.com, Inc.Δ*	24,800	472,688
Stanley Furniture Co., Inc.Δ	31,700	675,527
Steiner Leisure, Ltd.Δ*	31,400	1,320,370
Strayer Education, Inc.Δ	26,700	2,889,207
TeleTech Holdings, Inc.Δ*	7,800	121,914
THQ, Inc.Δ*	70,700	2,062,319
Toro Co.Δ	31,200	1,315,704
Tractor Supply Co.Δ*	19,700	950,722
True Religion Apparel, Inc.Δ*	42,000	886,620
United Natural Foods, Inc.Δ*	42,700	1,323,273
United Online, Inc.Δ	108,200	1,317,876
Universal Electronics, Inc.Δ*	72,185	1,371,515
USANA Health Sciences, Inc.Δ*	44,300	1,975,337
ValueClick, Inc.Δ*	45,900	850,986
VistaPrint, Ltd.Δ*	21,500	557,710
WESCO International, Inc.*	20,400	1,183,812
West Corporation*	42,500	2,052,750
World Fuel Services CorporationΔ	7,500	303,375

		94,035,859

Consumer Staples — 1.2%
Chiquita Brands International, Inc.Δ	7,700	103,026
Hormel Foods Corporation	18,300	658,434
J & J Snack Foods CorporationΔ	63,452	1,973,357
John B. Sanfillippo & SonΔ*	27,400	279,480
Long’s Drug Stores CorporationΔ	14,800	680,948
NBTY, Inc.Δ*	28,400	831,268
Pilgrim’s Pride CorporationΔ	22,400	612,640
Ralcorp Holdings, Inc.Δ*	26,200	1,263,626

		6,402,779

Financial Services — 22.6%
A.G. Edwards, Inc.	35,800	1,907,424
Accredited Home Lenders Holding Co.Δ*	26,500	952,410
Advanta Corporation Class BΔ	35,700	1,317,330
Affiliated Managers Group, Inc.Δ*	13,000	1,301,430
Alliance Data Systems Corporation*	81,100	4,475,909
American Equity Investment Life Holding Co.Δ	89,800	1,101,846
American Financial Group, Inc.	25,000	1,173,250
American Home Mortgage Investment Corporation REITΔ	35,700	1,244,859
American Physicians Capital, Inc.*	1,200	58,056
AmeriCredit CorporationΔ*	22,800	569,772
Arch Capital Group, Ltd.*	19,000	1,206,310
Argonaut Group, Inc.Δ*	28,400	881,252
Assurant, Inc.	23,900	1,276,499
Assured Guaranty, Ltd.	32,200	834,946
Asta Funding, Inc.Δ	60,600	2,271,894
Banco Latinoamericano de Exportaciones SA	53,400	834,108
Bancshares of Florida, Inc.Δ*	19,700	415,276
BankUnited Financial Corporation Class AΔ	39,500	1,029,765
Brookline Bancorp, Inc.Δ	81,923	1,126,441
Cash America International, Inc.	20,100	785,508
CB Richard Ellis Group, Inc. Class A*	61,500	1,512,900
Central Pacific Financial CorporationΔ	24,600	899,868
Cohen & Steers, Inc.Δ	20,200	653,672
Colonial BancGroup, Inc.Δ	75,900	1,859,550
Commerce Bancshares, Inc.Δ	22,811	1,153,552
Commerce Group, Inc.Δ	50,800	1,526,540
CompuCredit CorporationΔ*	31,000	936,510
Corus Bankshares, Inc.Δ	81,500	1,822,340
Covanta Holding Corporation*	54,700	1,177,691
Credicorp, Ltd.Δ	29,800	1,251,004
CVB Financial CorporationΔ	48,682	719,033
Cybersource CorporationΔ*	49,200	582,036
Digital Insight CorporationΔ*	12,600	369,432
Direct General CorporationΔ	30,900	415,914
Doral Financial CorporationΔ	129,100	850,769
Downey Financial CorporationΔ	30,000	1,996,200
Euronet Worldwide, Inc.Δ*	11,700	287,235
Evercore Partners, Inc. Class A*	4,500	129,600
Federated Investors, Inc. Class B	20,100	679,581
Fieldstone Investment Corporation REITΔ	22,800	199,044
First Acceptance CorporationΔ*	30,911	355,167
First American Corporation	42,700	1,807,918
First Bancorp Puerto RicoΔ	136,900	1,514,114
First Cash Financial Services, Inc.Δ*	50,100	1,031,559
First Marblehead CorporationΔ	22,000	1,523,720
First Regional BancorpΔ*	31,500	1,073,205
FirstFed Financial CorporationΔ*	40,000	2,268,800
Fremont General CorporationΔ	134,300	1,878,857
Global Payments, Inc.	35,700	1,571,157
Greenhill & Co., Inc.Δ	20,400	1,367,208
Hanmi Financial CorporationΔ	14,900	292,040
Hanover Insurance Group, Inc.	27,700	1,236,251
HCC Insurance Holdings, Inc.	40,935	1,345,943
HealthExtras, Inc.Δ*	41,900	1,186,189
Hilb, Rogal & Hobbs Co.Δ	109,282	4,660,877

See Notes to Financial Statements.

	Shares	Value
Huron Consulting Group, Inc.Δ*	39,100	$1,532,720
IndyMac Bancorp, Inc.Δ	36,900	1,518,804
Infinity Property & Casualty CorporationΔ	30,300	1,246,239
Investment Technology Group, Inc.*	15,400	689,150
Investors Financial Services CorporationΔ	67,400	2,903,592
Jack Henry & Associates, Inc.Δ	112,900	2,457,833
Jefferies Group, Inc.Δ	34,400	980,400
Jones Lang LaSalle, Inc.Δ	24,900	2,128,452
Kingsway Financial Services, Inc.Δ	47,000	1,068,310
Knight Capital Group, Inc. Class AΔ*	89,400	1,627,080
Markel Corporation*	5,400	2,217,564
Max Re Capital, Ltd.	50,200	1,152,592
Midwest Banc Holdings, Inc.Δ	23,100	564,102
MoneyGram International, Inc.Δ	46,000	1,336,760
National Interstate CorporationΔ	18,000	442,800
New Century Financial Corporation REITΔ	15,000	589,650
Ocwen Financial CorporationΔ*	80,400	1,197,960
Odyssey Re Holdings CorporationΔ	32,500	1,097,850
Ohio Casualty CorporationΔ	104,671	2,707,839
Online Resources CorporationΔ*	39,700	486,325
optionsXpress Holdings, Inc.Δ	79,000	2,202,520
PMI Group, Inc. (The)Δ	44,500	1,949,545
Portfolio Recovery Associates, Inc.Δ*	35,600	1,561,772
Primus Guaranty, Ltd.Δ*	66,200	801,682
PrivateBancorp, Inc.Δ	42,761	1,955,033
Quanta Capital Holdings, Ltd.*	49,400	90,896
Radian Group, Inc.	35,800	2,148,000
Reinsurance Group of America, Inc.Δ	27,800	1,443,654
Ryder System, Inc.Δ	28,500	1,472,880
Safety Insurance Group, Inc.Δ	22,500	1,094,850
Sotheby’s Holdings Class AΔ	18,400	593,216
Texas Capital Bancshares, Inc.Δ*	13,000	243,360
TierOne CorporationΔ	39,900	1,353,807
Triad Guaranty, Inc.Δ*	23,900	1,222,963
UCBH Holdings, Inc.Δ	27,000	471,420
USI Holdings CorporationΔ*	167,787	2,273,514
W.R. Berkley Corporation	42,150	1,491,689
Waddell & Reed Financial, Inc. Class A	27,300	675,675
Webster Financial Corporation	26,900	1,267,259
Whitney Holding Corporation	20,400	729,708
Williams Scotsman International, Inc.Δ*	80,245	1,714,033
World Acceptance CorporationΔ*	38,000	1,671,240
Wright Express CorporationΔ*	49,700	1,195,782

		124,470,281

Healthcare — 12.2%
Adeza Biomedical CorporationΔ*	39,400	646,554
Alphatec Holdings, Inc.Δ*	35,000	197,050
Amedisys, Inc.Δ*	87,500	3,471,125
American Dental Partners, Inc.Δ*	42,600	704,604
Analogic CorporationΔ	20,700	1,062,324
Apria Healthcare Group, Inc.Δ*	42,800	844,872
Arqule, Inc.Δ*	116,000	488,360
Arthrocare CorporationΔ*	12,050	564,663
Aspreva Pharmaceuticals CorporationΔ*	25,500	661,725
AtriCure, Inc.Δ*	42,500	290,275
BioMarin Pharmaceuticals, Inc.Δ*	69,700	991,831
Bio-Rad Laboratories, Inc. Class A*	12,400	877,052
Cardiome Pharma CorporationΔ*	12,900	148,996
Cell Genesys, Inc.Δ*	17,400	79,518
Centene CorporationΔ*	35,700	586,908
Chattem, Inc.Δ*	34,300	1,204,616
Connetics CorporationΔ*	60,300	657,270
Conor Medsystems, Inc.Δ*	32,500	766,025
Curis, Inc.Δ*	129,600	177,552
CV Therapeutics, Inc.Δ*	41,900	466,766
Dade Behring Holdings, Inc.	39,000	1,566,240
Digene CorporationΔ*	22,300	962,245
DJO, Inc.Δ*	16,000	664,480
Enzon Pharmaceuticals, Inc.Δ*	84,900	700,425
Five Star Quality Care, Inc.+*	2,086	—
Genesis HealthCare Corporation*	15,200	723,976
Haemonetics CorporationΔ*	19,500	912,600
Healthways, Inc.Δ*	17,800	793,880
Icon PLC ADRΔ*	25,975	1,833,316
Idexx Laboratories, Inc.*	7,200	656,208
Integra LifeSciences Holdings CorporationΔ*	13,100	490,988
Intuitive Surgical, Inc.*	3,500	369,075
Kensey Nash CorporationΔ*	25,700	752,239
King Pharmaceuticals, Inc.*	64,900	1,105,247
Kos Pharmaceuticals, Inc.Δ*	7,300	360,766
Kyphon, Inc.Δ*	57,400	2,147,908
LCA-Vision, Inc.Δ	72,410	2,991,257
Lifecell CorporationΔ*	13,300	428,526
Magellan Health Services, Inc.*	39,400	1,678,440
Manor Care, Inc.Δ	13,100	684,868
Matria Healthcare, Inc.Δ*	39,400	1,094,926
Medarex, Inc.Δ*	182,500	1,960,050
Medicines Co.Δ*	35,900	809,904
Mentor CorporationΔ	21,700	1,093,463
MGI Pharma, Inc.Δ*	35,280	607,169
Mylan Laboratories, Inc.	32,300	650,199
Nektar TherapeuticsΔ*	61,200	881,892
Onyx Pharmaceuticals, Inc.Δ*	32,400	560,196
Option Care, Inc.Δ	122,591	1,641,493

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Orthofix International NVΔ*	24,300	$1,104,921
Panacos Pharmaceuticals, Inc.Δ*	67,000	332,320
Par Pharmaceutical Cos., Inc.Δ*	28,522	520,241
PDL BioPharma, Inc.Δ*	21,900	420,480
Pediatrix Medical Group, Inc.*	44,000	2,006,400
Pharmion CorporationΔ*	27,100	584,005
PolyMedica CorporationΔ	25,805	1,104,712
Psychiatric Solutions, Inc.*	12,500	426,125
Radiation Therapy Services, Inc.Δ*	12,000	350,760
Respironics, Inc.*	41,900	1,617,759
Salix Pharmaceuticals, Ltd.Δ*	50,000	678,000
Sierra Health Services, Inc.*	11,600	438,944
Sirna Therapeutics, Inc.Δ*	76,900	428,333
Stereotaxis, Inc.Δ*	53,500	553,725
Stericycle, Inc.Δ*	15,200	1,060,808
Symmetry Medical, Inc.Δ*	115,000	1,735,350
Syneron Medical, Ltd.Δ*	75,300	1,739,430
Taro Pharmaceuticals IndustriesΔ*	39,100	520,030
TriPath Imaging, Inc.Δ*	20,089	181,404
United Surgical Partners International, Inc.Δ*	87,500	2,172,625
VCA Antech, Inc.*	59,600	2,149,176
Ventana Medical SystemsΔ*	16,600	677,778
WellCare Health Plans, Inc.*	17,400	985,362
West Pharmaceutical Services, Inc.	5,200	204,204
Zoll Medical CorporationΔ*	26,800	961,852

		66,964,806

Integrated Oils — 0.2%
Giant Industries, Inc.Δ*	5,100	414,120
Petrocorp, Inc. Escrow Shares+*	500	—
Vaalco Energy, Inc.Δ*	101,200	726,616

		1,140,736

Materials & Processing — 10.8%
Albemarle Corporation	19,500	1,059,435
Beacon Roofing Supply, Inc.Δ*	248,567	5,030,996
Bemis Co.	22,700	745,922
BlueLinx Holdings, Inc.Δ	83,000	790,160
Building Materials Holding CorporationΔ	26,100	679,122
Carpenter Technology CorporationΔ	10,900	1,171,859
Century Aluminum Co.Δ*	24,600	827,790
Clarcor, Inc.Δ	44,600	1,359,854
Cleveland-Cliffs, Inc.Δ	13,600	518,296
Commercial Metals Co.	77,572	1,577,039
Dycom Industries, Inc.Δ*	33,700	724,550
Eagle Materials, Inc.	54,800	1,845,664
Encore Wire CorporationΔ*	45,300	1,598,637
Energizer Holdings, Inc.*	23,200	1,670,168
Ennis, Inc.Δ	62,000	1,342,300
Forest City Enterprises, Inc. Class A	25,400	1,379,220
Foster Wheeler, Ltd.*	6,300	243,117
Gibraltar Industries, Inc.Δ	37,672	835,565
Granite Construction, Inc.	12,600	672,210
Hexcel CorporationΔ*	118,572	1,677,794
Infrasource Services, Inc.*	32,100	563,355
Innerworkings, Inc.Δ*	39,000	458,250
IPSCO, Inc.Δ	15,300	1,326,051
Lamson & Sessions Co.Δ*	62,900	1,498,278
Lone Star Technologies, Inc.Δ*	18,200	880,516
Louisiana-Pacific Corporation	48,600	912,222
Martin Marietta Materials, Inc.	8,000	676,960
Methanex CorporationΔ	99,000	2,409,660
Mobile Mini, Inc.Δ*	50,600	1,437,546
Mueller Industries, Inc.Δ	40,500	1,424,385
Mueller Water Products, Inc. Class AΔ*	23,000	336,030
NCI Building Systems, Inc.Δ*	24,600	1,430,982
Nuco2, Inc.Δ*	19,600	527,240
OM Group, Inc.Δ*	38,100	1,674,114
Pactiv Corporation*	50,900	1,446,578
PolyOne CorporationΔ*	80,200	668,066
PW Eagle, Inc.Δ	33,800	1,014,338
RBC Bearings, Inc.Δ*	41,000	990,150
Resource Capital CorporationΔ	39,000	602,550
RTI International Metals, Inc.Δ*	17,300	753,934
Ryerson, Inc.Δ	7,300	159,797
Schnitzer Steel Industries, Inc. Class AΔ	20,200	637,108
Senomyx, Inc.Δ*	21,900	336,603
Spartech Corporation	26,300	704,051
Steel Dynamics, Inc.Δ	39,800	2,007,910
Steel Technologies, Inc.Δ	41,900	822,497
Superior Essex, Inc.Δ*	27,200	931,600
Timken Co.	43,700	1,301,386
Trammell Crow Co.Δ*	104,700	3,822,597
US Concrete, Inc.Δ*	9,300	60,543
Valmont Industries, Inc.Δ	13,400	700,150
Watsco, Inc.Δ	31,400	1,444,714

		59,709,859

Other — 0.3%
Lancaster Colony Corporation	27,100	1,212,996
Ritchie Bros. Auctioneers, Inc.Δ	13,200	707,652

		1,920,648

Other Energy — 3.4%
Alon USA Energy, Inc.Δ	11,100	327,339
Alpha Natural Resources, Inc.Δ*	10,800	170,208
ATP Oil & Gas CorporationΔ*	19,400	716,636
Basic Energy Services, Inc.Δ*	15,600	380,640
Brigham Exploration Co.Δ*	84,600	572,742
Bronco Drilling Co., Inc.Δ*	28,800	506,304
Comstock Resources, Inc.Δ*	17,900	485,985
Denbury Resources, Inc.*	49,600	1,433,440
Encore Acquisition Co.Δ*	8,350	203,239
Evergreen Energy, Inc.*	19,000	199,690
EXCO Resources, Inc.Δ*	134,500	1,669,145
Foundation Coal Holdings, Inc.	14,800	479,076
Hercules Offshore, Inc.Δ*	25,800	801,090

See Notes to Financial Statements.

	Shares	Value
Holly Corporation	33,300	$1,442,889
Hydril Co.Δ*	13,700	768,022
Oil States International, Inc.*	9,100	250,250
Petroquest Energy, Inc.Δ*	74,682	778,933
Pioneer Drilling Co.Δ*	32,900	422,436
Quicksilver Resources, Inc.Δ*	20,900	666,710
Tesoro Corporation	12,200	707,356
TODCO Class AΔ*	26,500	916,900
Toreador Resources CorporationΔ*	17,300	318,666
Unit Corporation*	8,850	406,835
Universal Compression Holdings, Inc.*	31,200	1,667,640
Veritas DGC, Inc.Δ*	20,300	1,336,146
W-H Energy Services, Inc.*	12,000	497,640
Whiting Petroleum CorporationΔ*	14,900	597,490

		18,723,447

Producer Durables — 8.1%
Actuant Corporation Class AΔ	56,034	2,807,303
Allied Defense Group, Inc. (The)Δ*	25,100	412,895
Argon ST, Inc.Δ*	22,700	544,119
Arris Group, Inc.*	52,100	597,066
ATMI, Inc.Δ*	32,800	953,496
Beazer Homes USA, Inc.Δ	22,500	878,400
Belden CDT, Inc.Δ	37,600	1,437,448
Bucyrus International, Inc. Class AΔ	30,400	1,289,568
Cascade CorporationΔ	10,500	479,325
Centex Corporation	26,348	1,386,432
Cognex CorporationΔ	30,000	757,800
Curtiss-Wright CorporationΔ	48,800	1,481,080
Cymer, Inc.Δ*	45,100	1,980,341
Dionex CorporationΔ*	17,200	876,168
ESCO Technologies, Inc.Δ*	14,800	681,392
Flow International CorporationΔ*	44,700	579,759
Gardner Denver, Inc.*	9,900	327,492
Gehl Co.Δ*	29,100	779,298
Genlyte Group, Inc.*	24,076	1,714,211
Graco, Inc.Δ	45,100	1,761,606
Headwaters, Inc.Δ*	25,100	586,085
Hovnanian Enterprises, Inc. Class AΔ*	28,700	842,058
Itron, Inc.Δ*	11,350	633,330
JLG Industries, Inc.Δ	32,700	647,787
Ladish Co., Inc.*	24,300	701,784
Lexmark International, Inc.*	23,000	1,326,180
Littelfuse, Inc.Δ*	25,000	867,500
Measurement Specialties, Inc.Δ*	93,200	1,738,180
Meritage Homes CorporationΔ*	39,000	1,622,790
MKS Instruments, Inc.Δ*	37,600	763,656
MTC Technologies, Inc.Δ*	22,300	536,092
NVR, Inc.Δ*	1,400	749,000
Orbital Sciences CorporationΔ*	68,400	1,283,868
Polycom, Inc.Δ*	43,100	1,057,243
Regal-Beloit CorporationΔ	16,100	700,350
Rofin-Sinar Technologies, Inc.Δ*	5,400	328,158
Rudolph Technologies, Inc.Δ*	46,100	845,013
Ryland Group, Inc.Δ	51,332	2,218,056
SBA Communications Corporation Class A*	40,200	978,066
Spectralink CorporationΔ	84,800	696,208
Technical Olympic USA, Inc.Δ	77,100	757,893
Technitrol, Inc.Δ	28,400	847,740
Triumph Group, Inc.	16,000	677,600
Varian Semiconductor Equipment Associates, Inc.*	20,050	735,835
X-Rite, Inc.Δ	88,255	947,859

		44,813,530

Technology — 12.4%
Acxiom CorporationΔ	27,400	675,684
Aeroflex, Inc.Δ*	54,300	558,204
Alvarion, Ltd.Δ*	69,500	444,105
American Reprographics Co.Δ*	34,200	1,096,452
Ansys, Inc.Δ*	9,600	424,128
Avid Technology, Inc.Δ*	22,800	830,376
Avocent CorporationΔ*	14,500	436,740
BMC Software, Inc.*	48,200	1,312,004
Bottomline Technologies, Inc.Δ*	30,900	301,584
CACI International, Inc. Class AΔ*	49,857	2,742,634
Click Commerce, Inc.Δ*	40,500	916,110
Cogent Communications Group, Inc.*	9,400	108,946
Coherent, Inc.Δ*	10,300	356,998
Comtech TelecommunicationsΔ*	80,900	2,708,532
CPI International, Inc.Δ*	30,800	405,636
Cree, Inc.Δ*	31,800	639,498
Cryptologic, Inc.Δ	83,500	1,840,340
CSG Systems International, Inc.*	20,000	528,600
DealerTrack Holdings, Inc.Δ*	18,800	415,668
DivX, Inc.Δ*	7,800	185,406
Emageon, Inc.Δ*	44,900	699,991
Epicor Software CorporationΔ*	189,500	2,484,345
Equinix, Inc.Δ*	24,950	1,499,495
Exar Corporation*	42,900	570,141
F5 Networks, Inc.*	9,600	515,712
FLIR Systems, Inc.Δ*	19,000	516,040
FormFactor, Inc.Δ*	21,400	901,582
Foundry Networks, Inc.Δ*	114,600	1,506,990
Herley Industries, Inc.Δ*	62,000	767,560
i2 Technologies, Inc.Δ*	43,800	820,374
Informatica CorporationΔ*	22,200	301,698
Ingram Micro, Inc. Class A*	96,100	1,841,276
j2 Global Communications, Inc.Δ*	61,400	1,668,238
Keane, Inc.Δ*	14,900	214,709
Komag, Inc.Δ*	42,800	1,367,888
Lionbridge Technologies, Inc.Δ*	113,600	866,768
Merge Technologies, Inc.Δ*	87,400	601,312
Micros Systems, Inc.*	27,200	1,330,624
Microsemi CorporationΔ*	88,700	1,671,995

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MicroStrategy, Inc. Class AΔ*	12,000	$1,221,960
M-Systems Flash Disk PioneersΔ*	37,600	1,513,024
Multi-Fineline Electronix, Inc.Δ*	19,700	499,789
Neoware, Inc.Δ*	50,100	680,859
Netgear, Inc.Δ*	34,400	708,296
NovAtel, Inc.Δ*	24,900	1,143,408
Omnivision Technologies, Inc.Δ*	26,700	381,009
Openwave Systems, Inc.Δ*	60,000	561,600
Parametric Technology Corporation*	28,300	494,118
PDF Solutions, Inc.Δ*	50,000	548,000
PerkinElmer, Inc.	22,600	427,818
Power Intergrations, Inc.Δ*	77,000	1,509,200
Radisys CorporationΔ*	65,077	1,382,886
RADVision, Ltd.Δ*	35,400	584,100
RF Micro Devices, Inc.Δ*	121,700	922,486
SafeNet, Inc.Δ*	39,600	720,324
Semtech Corporation*	45,800	584,408
SI International, Inc.Δ*	24,200	773,916
Silicon Motion Technology Corporation ADRΔ*	62,600	1,041,038
Stratasys, Inc.Δ*	60,796	1,605,622
Supertex, Inc.Δ*	28,300	1,100,021
Talx CorporationΔ	78,000	1,912,560
Tessera Technologies, Inc.Δ*	40,200	1,398,156
Transaction Systems Architects, Inc.Δ*	28,300	971,256
Trident Microsystems, Inc.Δ*	22,500	523,350
VeriFone Holdings, Inc.Δ*	39,000	1,113,450
Verint Systems, Inc.Δ*	16,000	480,800
Viasat, Inc.Δ*	21,700	544,236
Volterra Semiconductor CorporationΔ*	67,900	1,103,375
WebEx Communications, Inc.Δ*	18,300	714,066
Websense, Inc.Δ*	100,902	2,180,492
Witness Systems, Inc.Δ*	31,400	550,442
Xyratex, Ltd.Δ*	29,400	560,364
Zoran CorporationΔ*	50,900	818,472

		68,349,284

Utilities — 3.7%
AGL Resources, Inc.Δ	18,700	682,550
Allegheny Energy, Inc.*	20,700	831,519
Alliant Energy Corporation	49,800	1,779,354
Avista CorporationΔ	32,000	757,760
CenturyTel, Inc.	38,400	1,523,328
Dobson Communications Corporation Class AΔ*	80,500	565,110
El Paso Electric Co.Δ*	44,000	982,960
Empire District Electric Co.Δ	16,200	362,556
Energen Corporation	40,200	1,683,174
Energy East CorporationΔ	76,900	1,824,068
General Communication, Inc. Class A*	20,700	256,473
MDU Resources Group, Inc.Δ	31,650	707,061
NeuStar, Inc. Class AΔ*	24,200	671,550
NiSource, Inc.	51,200	1,113,088
Pepco Holdings, Inc.	27,000	652,590
Pinnacle West Capital Corporation	42,100	1,896,605
Unisource Energy CorporationΔ	31,900	1,063,227
Westar Energy, Inc.Δ	30,500	717,055
Wisconsin Energy CorporationΔ	48,800	2,105,232

		20,175,260

Total Common Stocks (Cost $480,733,287)		528,001,973

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000Δ
(Cost $ 338,352)	4,750	342,000

MONEY MARKET FUNDS — 55.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	21,465,982	21,465,982
Northern Institutional Liquid Assets Portfolio§	284,882,600	284,882,600

Total Money Market Funds (Cost $306,348,582)		306,348,582

	Par
CORPORATE BOND — 0.0%
TIMCO Aviation Services, Inc.
PIK
8.00%, 01/01/07+*
(Cost $0)	$1,214	—

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
4.85%, 02/22/07‡‡
(Cost $1,529,736)	1,560,000	1,530,224

TOTAL INVESTMENTS — 151.9% (Cost $788,949,957)		836,222,779
Liabilities in Excess of Other Assets — (51.9)%		(285,609,828)

NET ASSETS — 100.0%		$550,612,951

See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.9%
Argentina — 0.0%
Banco Macro Bansud SA ADR	16,400	$350,960

Australia — 3.2%
Amcor, Ltd.Δ	785,696	4,350,860
Brambles Industries, Ltd.Δ	42,740	406,141
Coca-Cola Amatil, Ltd.Δ	659,905	3,290,328
Insurance Australia Group, Ltd.Δ	200,899	790,576
John Fairfax Holdings, Ltd.Δ	495,000	1,556,859
Lend Lease Corporation, Ltd.Δ	414,209	4,945,540
Macquarie Bank, Ltd.Δ	18,341	945,250
National Australia Bank, Ltd.Δ	279,655	7,649,276
Promina Group, Ltd.Δ	78,500	346,941
QBE Insurance Group, Ltd.Δ	38,781	708,136
Quantas Airways, Ltd.	772,392	2,250,849
Rinker Group, Ltd.Δ	131,218	1,359,377
Telstra Corporation, Ltd.	1,577,514	4,361,931
Wesfarmers, Ltd.Δ	88,726	2,309,836
Woodside Petroleum, Ltd.Δ	278,257	8,139,870
Woolworths, Ltd.Δ	75,498	1,140,005

		44,551,775

Austria — 0.1%
Erste Bank Der Oesterre-ichischen Sparkassen AG	11,600	722,233
Raiffeisen International Bank Holding AGΔ	3,400	362,156

		1,084,389

Belgium — 1.1%
Colruyt SAΔ	40,100	6,844,270
Fortis	175,132	7,106,458
UCB SAΔ	16,500	1,049,283

		15,000,011

Brazil — 0.9%
All America Latina Logistica SA	45,500	355,747
Aracruz Celulose SA ADRΔ	4,800	238,896
Arcelor Brasil SA	29,974	527,023
Banco do Brasil SA	53,900	1,179,489
Brasil Telecom Participacoes SA ADRΔ	28,100	844,686
Centrais Eletricas Brasileiras SA	13,535,400	299,991
Companhia Brasileira de
Distribuicao Grupo Pao de Acucar ADRΔ	38,400	998,784
Companhia Vale do Rio Doce ADR	203,800	3,772,338
CPFL Energia SA ADRΔ	7,700	295,911
Localiza Rent A Car SA	6,600	136,899
Lojas Renner SA	7,300	423,033
Petroleo Brasileiro SA ADR	25,300	1,893,452
Tele Norte Leste Participacoes SA ADRΔ	100,700	1,380,597
Tim Participacoes SA ADRΔ	11,500	320,275
Unibanco ADR	9,400	695,600

		13,362,721

Canada — 2.4%
Abitibi-Consolidated, Inc.Δ	76,300	189,085
ACE Aviation Holdings, Inc.*	18,400	568,914
Alcan, Inc.	87,600	3,491,460
Barrick Gold Corporation	76,600	2,353,152
BCE, Inc.Δ	24,100	653,735
Cameco Corporation	69,200	2,521,598
Canadian Imperial Bank of Commerce	7,800	587,922
Canadian Natural Resources, Ltd.	47,200	2,151,079
Canadian Oil Sands Trust	19,000	506,893
Equinox Minerals, Ltd.*	96,300	119,756
Falcon Oil & Gas, Ltd.*	137,800	356,289
Finning International, Inc.	17,000	568,973
First Quantum Minerals, Ltd.	26,700	1,247,871
Magna International, Inc. Class A	8,300	602,590
Manulife Financial CorporationΔ	20,400	657,034
Methanex Corporation	28,600	693,155
Potash Corporation of SaskatchewanΔ	35,151	3,653,519
Rogers Communications, Inc. Class B	11,200	613,232
Royal Bank of Canada	13,200	584,685
Shoppers Drug Mart Corporation	15,000	612,749
Suncor Energy, Inc.Δ	95,400	6,844,219
Talisman Energy, Inc.	137,100	2,237,266
Teck Cominco, Ltd. Class B	8,100	507,269
TELUS Corporation	10,400	585,247
TELUS Corporation (Non-Voting)	4,300	240,823
Toronto-Dominion Bank	11,600	689,306

		33,837,821

Chile — 0.2%
AFP Provida SA ADRΔ	15,300	396,576
Banco de Credito e Inversiones	23,100	638,909
Banco Santander Chile SA ADRΔ	11,000	497,750
Centros Comerciales
Sudamericanos SA	137,738	357,794
Embotelladora Andina SA ADR
Class A	30,100	391,300
Embotelladora Andina SA ADR
Class BΔ	36,500	514,650
Empresas CMPC SA	7,900	228,673
Enersis SA ADRΔ	37,900	500,280
Masisa SA ADRΔ	9,700	81,771

		3,607,703

China — 0.6%
China Construction Bank Class H 144AΔ	3,892,000	1,683,562
China Merchants Bank Co., Ltd. Class HΔ*	181,500	255,803
China Shenhua Energy Co., Ltd. Class HΔ	1,724,900	2,776,436
China Telecom Corporation, Ltd. Class HΔ	3,024,000	1,094,604
EnCana Corporation	12,200	567,678
Jiangsu Expressway Co., Ltd. Class HΔ	1,594,200	922,881
Mindray Medical International, Ltd. ADR*	3,000	50,070
PetroChina Co., Ltd. Class HΔ	1,060,000	1,140,187
Sina CorporationΔ*	18,000	452,700

		8,943,921

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Colombia — 0.1%
BanColombia SA	76,200	$502,042
BanColombia SA ADRΔ	13,900	397,540

		899,582

Denmark — 0.8%
Danske Bank A/S	59,648	2,345,910
H Lundbeck A/SΔ	78,000	1,817,393
Novo-Nordisk AS Class B	87,029	6,468,137

		10,631,440

Ecuador — 0.1%
Holcim Ecuador SA GDR	26,250	1,099,875

Egypt — 0.4%
El Sewedy Cables Holding Co.*	19,130	131,418
MobiNil - Egyptian Mobile Services	34,645	967,403
Orascom Construction Industries	77,086	3,359,624
Orascom Construction Industries GDR 144A	1,958	170,670
Orascom Telecom Holding SAE	7,958	454,715
Orascom Telecom Holding SAE GDRΔ	2,316	132,335
Vodafone Egypt Telecommunications SAE	4,660	78,437

		5,294,602

Estonia — 0.0%
Tallink Group, Ltd.*	39,840	198,541

Finland — 0.7%
Neste Oil OYJ	15,700	456,302
Nokia OYJ	221,000	4,388,557
UPM-Kymmene OYJΔ	234,600	5,574,877

		10,419,736

France — 9.4%
Accor SAΔ	21,200	1,444,947
Air France-KLMΔ	22,000	663,395
Air LiquideΔ	14,839	3,027,660
Assurances Generales de France	23,100	2,908,700
AXA SA	100,700	3,713,313
BNP Paribas SA	54,940	5,911,235
Bouygues SA	75,796	4,054,064
Carrefour SA	110,754	6,998,227
Casino Guichard Perrachon SAΔ	24,300	1,958,211
Compagnie de Saint-Gobain	111,057	8,055,262
Compagnie Generale des Etablissements Michelin Class BΔ	9,100	666,971
Dassault Systemes SAΔ	9,500	534,504
Essilor International SA Compagnie Generale D’Optique	6,400	655,330
France Telecom SA	352,188	8,083,340
Groupe DanoneΔ	8,700	1,221,250
Lafarge SA	29,200	3,769,366
L’Oreal SA	75,700	7,688,933
PagesJaunes Groupe SAΔ	17,972	510,484
Renault SAΔ	74,456	8,539,766
Safran SA	25,800	521,490
Sanofi-Aventis	139,521	12,419,795
Schneider Electric SA	24,700	2,754,676
Societe BIC SA	14,600	907,906
Societe Generale Class A	49,473	7,873,171
Societe Television Francaise 1	166,400	5,315,195
Thales SAΔ	24,000	1,064,861
Total SA	338,297	22,199,655
Veolia EnvironnementΔ	118,811	7,172,863
Vivendi SAΔ	27,000	973,371

		131,607,941

Germany — 5.1%
Adidas-Salomon AGΔ	110,408	5,194,122
Allianz AG	27,500	4,759,260
BASF AG	29,393	2,353,721
Bayer AG	195,756	9,978,812
Bayerische Motoren Werke AG	58,600	3,138,768
Commerzbank AG	21,000	707,003
Continental AG	32,700	3,791,593
DaimlerChrysler AG	17,300	864,550
Deutsche Bank AG	37,547	4,530,722
Deutsche Post AG	32,000	839,959
Deutsche Telekom AG	45,415	722,162
E.ON AG	23,200	2,750,074
Hannover Rueckversicherung AGΔ	47,600	2,002,120
Infineon Technologies AG*	57,300	679,366
Metro AG	27,700	1,618,916
RWE AG	83,481	7,701,199
SAP AGΔ	9,000	1,784,913
SAP AG ADRΔ	4,500	222,750
Siemens AG	133,796	11,672,645
Volkswagen AGΔ	64,868	5,525,966

		70,838,621

Greece — 0.3%
National Bank of Greece SA	36,102	1,553,749
Public Power Corporation	102,000	2,457,488

		4,011,237

Hong Kong — 4.8%
Bank of East Asia, Ltd.Δ	272,600	1,243,918
China Mengniu Dairy Co., Ltd.	825,000	1,383,004
China Mobile, Ltd.Δ	1,293,000	9,136,549
China Resources Power Holdings Co.Δ	933,900	987,766
China Yurun Food Group, Ltd.	645,000	536,489
Citic Pacific, Ltd.Δ	153,000	471,334
CLP Holdings, Ltd.Δ	1,150,000	6,967,326
CNOOC, Ltd.Δ	9,265,000	7,706,315
Denway Motors, Ltd.Δ	4,734,000	1,713,577
Global Bio-Chem Technology Group Co., Ltd.Δ	749,000	209,587
GOME Electrical Appliances Holdings, Ltd.Δ	491,000	398,313
Hang Lung Group, Ltd.	187,000	481,263
Hang Lung Properties, Ltd.Δ	296,000	632,225
Hong Kong & China Gas Co., Ltd.Δ	3,684,000	8,634,689
Hong Kong Electric Holdings, Ltd.	754,000	3,527,729
HSBC Holdings PLCΔ	186,156	3,395,451
Hutchison Whampoa, Ltd.Δ	556,000	4,910,091
Jardine Matheson Holdings, Ltd.	124,000	2,269,200
Johnson Electric Holdings, Ltd.	446,500	390,297
Li & Fung, Ltd.	581,000	1,443,802
Shui On Land, Ltd.+*	177,000	121,550
Solomon Systech International, Ltd.	1,758,600	306,996

See Notes to Financial Statements.

	Shares	Value
Sun Hung Kai Properties, Ltd.Δ	62,000	$676,850
Swire Pacific, Ltd. Class AΔ	543,500	5,678,718
Techtronic Industries Co.Δ	1,214,000	1,792,020
Wharf Holdings, Ltd.	682,000	2,337,340

		67,352,399

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	12,648	1,153,242
MOL Hungarian Oil and Gas PLC ADRΔ	14,081	1,263,770

		2,417,012

India — 1.3%
Andhra Bank, Ltd.	769,084	1,597,618
Asian Paints, Ltd.	61,700	908,337
Bharat Heavy Electricals, Ltd.	22,116	1,155,185
Bharti Airtel, Ltd.*	204,263	2,087,108
Container Corporation of India, Ltd.	37,600	1,382,706
GAIL India, Ltd. GDR	30,100	1,030,925
Gujarat Ambuja Cements, Ltd.	781,900	1,989,440
Hero Honda Motors, Ltd.	14,960	252,423
Housing Development Finance Corporation	3,760	125,523
Infosys Technologies, Ltd.	9,937	400,217
Infosys Technologies, Ltd. ADRΔ	29,211	1,394,241
Oil & Natural Gas Corporation, Ltd.	25,515	649,945
Punjab National Bank, Ltd.	16,921	193,914
Ranbaxy Laboratories, Ltd.	132,754	1,270,305
Ranbaxy Laboratories, Ltd. GDRΔ	47,200	444,624
Sesa GOA, Ltd.	22,920	486,972
State Bank of India, Ltd. GDR	2,838	157,509
Sun Pharmaceuticals Industries, Ltd.	52,600	1,066,718
Tata Motors, Ltd.	46,156	866,034
Tata Motors, Ltd. ADRΔ	7,000	130,060

		17,589,804

Indonesia — 1.0%
Bank Rakyat Indonesia	6,455,500	3,428,938
PT Bank Central Asia TBK	1,007,000	526,696
PT Bank Mandiri Persero TBK	5,801,723	1,462,223
PT Panin Life TBK	26,999,000	439,008
PT Ramayana Lestari Sentosa TBK	6,439,500	614,283
PT Telekomunikasi Indonesia TBK	7,821,100	7,164,043

		13,635,191

Ireland — 0.9%
Allied Irish Banks PLC	98,500	2,619,222
CRH PLC	209,191	7,071,222
DEPFA Bank PLC	41,600	768,055
Irish Life & Permanent PLC	35,300	884,503
Kingspan Group PLC	76,703	1,580,533

		12,923,535

Israel — 0.4%
Bank Hapoalim, Ltd.	119,700	565,656
Bank Leumi Le-Israel BM	49,800	195,303
Check Point Software Technologies, Ltd.Δ*	105,600	2,011,680
Syneron Medical, Ltd.Δ*	9,900	228,690
Teva Pharmaceutical Industries, Ltd. ADR	80,200	2,734,018

		5,735,347

Italy — 2.3%
Banca Intesa SpA	1,317,121	8,668,237
Banca Popolare di MilanoΔ	244,380	3,232,122
ENI SpA	159,560	4,728,468
FastWebΔ*	44,767	2,029,419
Mediaset SpA	200,800	2,157,949
SanPaolo IMI SpAΔ	19,900	420,151
UniCredito Italiano SpA	1,243,781	10,322,652

		31,558,998

Japan — 23.9%
Advantest Corporation	99,800	4,950,925
Aeon Co., Ltd.	91,700	2,247,378
Ajinomoto Co., Inc.	154,000	1,658,311
Astellas Pharma, Inc.	137,200	5,517,037
Bank of Yokohama, Ltd.	78,000	614,095
Bridgestone Corporation	149,100	3,010,400
Canon, Inc.	302,350	15,766,992
Credit Saison Co., Ltd.	39,700	1,673,702
Daiichi Sankyo Co., Ltd.	27,600	782,730
Daikin Industries, Ltd.	176,000	5,214,815
Daito Trust Construction Co., Ltd.	37,000	2,007,788
Daiwa House Industry Co., Ltd.	47,000	813,672
Denso Corporation	200,700	7,051,048
Eisai Co., Ltd.	140,100	6,772,241
Elpida Memory, Inc.*	8,000	363,005
FamilyMart Co., Ltd.	68,000	1,859,386
Fanuc, Ltd.	135,400	10,568,364
Fast Retailing Co., Ltd.	28,400	2,666,294
FUJIFILM Holdings Corporation	18,000	656,762
Funai Electric Co., Ltd.Δ	10,100	951,644
Hirose Electric Co., Ltd.	41,000	5,431,958
Hitachi, Ltd.	371,000	2,163,970
Honda Motor Co., Ltd.	195,200	6,560,372
Hoya Corporation	22,000	828,783
JS Group Corporation	108,000	2,258,286
JSR Corporation	83,500	1,837,884
Kao Corporation	339,000	9,040,000
KDDI Corporation	756	4,710,400
Keyence Corporation	32,020	7,373,071
Kuraray Co., Ltd.	151,000	1,679,695
Marubeni Corporation	398,000	1,981,156
Matsushita Electric Industrial Co., Ltd.	118,000	2,497,354
Millea Holdings, Inc.+	376,000	13,114,242
Mitsubishi Corporation	90,800	1,706,463
Mitsubishi Estate Co., Ltd.	764,100	16,688,914
Mitsubishi Heavy Industries, Ltd.	853,000	3,531,149
Mitsubishi UFJ Financial Group, Inc.	985	12,674,709
Mitsui & Co., Ltd.	35,000	445,037
Mitsui Sumitomo Insurance Co., Ltd.	42,000	525,156
Mizuho Financial Group, Inc.	503	3,900,512
Murata Manufacturing Co., Ltd.	7,200	499,810
NGK Spark Plug Co., Ltd.	38,000	754,370
Nikko Cordial Corporation	235,000	2,725,503
Nintendo Co., Ltd.	9,000	1,854,476
Nippon Electric Glass Co., Ltd.	86,000	1,896,550

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nippon Telegraph & Telephone Corporation	766	$3,761,101
Nissan Motor Co., Ltd.	233,100	2,610,720
Nitto Denko Corporation	99,700	5,908,148
Nomura Holdings, Inc.	30,000	528,254
NTT Data CorporationΔ	752	3,469,545
NTT DoCoMo, Inc.	3,740	5,762,370
Odakyu Electric Railway Co., Ltd.Δ	93,000	591,263
Onward Kashiyama Co., Ltd.	79,000	1,135,594
ORIX Corporation	46,100	12,742,138
Pioneer CorporationΔ	108,400	1,908,758
Ricoh Co., Ltd.	149,000	2,964,233
Rohm Co., Ltd.	52,400	4,866,269
Secom Co., Ltd.	105,000	5,200,000
Sekisui Chemical Co., Ltd.	283,000	2,386,184
Sharp Corporation	162,000	2,777,142
Shimamura Co., Ltd.	38,400	3,751,416
Shin-Etsu Chemical Co., Ltd.	139,000	8,872,466
SMC Corporation	16,400	2,170,006
Softbank CorporationΔ	256,800	5,315,352
Sompo Japan Insurance, Inc.	72,900	954,720
Sony Corporation	120,000	4,855,873
Square Enix Co., Ltd.Δ	44,000	1,067,175
Sumitomo Chemical Co., Ltd.	312,000	2,329,600
Sumitomo Corporation	143,000	1,783,187
Sumitomo Metal Industries, Ltd.	219,000	839,848
Sumitomo Mitsui Financial Group, Inc.	759	7,967,492
Sumitomo Realty & Development Co., Ltd.	43,000	1,263,153
Suzuki Motor Corporation	121,300	3,080,635
T&D Holdings, Inc.	57,000	4,125,715
Takeda Pharmaceutical Co., Ltd.	252,900	15,778,820
TIS, Inc.	34,200	806,324
Tokyo Electric Power Company, Inc.	34,800	1,001,651
Tokyo Electron, Ltd.	27,900	2,061,943
Tokyo Gas Co., Ltd.	639,000	3,202,438
Tokyu CorporationΔ	550,000	3,780,741
Toshiba Corporation	346,000	2,243,691
Toyota Motor Corporation	185,600	10,087,213
Trend Micro, Inc.Δ	34,000	995,894
Ushio, Inc.	26,000	560,169
West Japan Railway Co.	378	1,616,000
Yahoo! Japan CorporationΔ	2,762	1,039,330
Yamada Denki Co., Ltd.	15,700	1,573,655
Yamato Transport Co., Ltd.	103,500	1,497,410

		333,060,045

Luxembourg — 0.0%
SES Global	47,700	710,713

Malaysia — 0.2%
AirAsia BHD*	1,209,200	501,648
Bumiputra-Commerce Holdings BHD	898,800	1,620,667
IOI Corporation BHD	251,600	1,105,184
MK Land Holdings BHD	841,300	106,075
Titan Chemicals Corporation BHD	111,900	36,107

		3,369,681

Mexico — 0.7%
America Movil SA de CV ADR Series L	49,500	1,948,815
Cemex SA de CV	760,098	2,293,983
Corporacion Moctezuma SA de CV	177,000	362,243
Grupo Aeroportuario del Pacifico SA de CV ADR	400	13,600
Grupo Mexico SA de CV Series B	52,700	165,041
Grupo Televisa SA ADRΔ	99,950	2,124,937
Urbi Desarrollos Urbanos SA*	113,400	319,240
Wal-Mart de Mexico SA de CV Series V	608,831	2,071,155

		9,299,014

Netherlands — 4.4%
ABN AMRO Holding NV	73,287	2,137,433
Aegon NV	88,133	1,652,886
Akzo Nobel NV	41,000	2,525,684
ING Groep NV	344,030	15,133,464
Koninklijke Numico NV	143,392	6,454,922
Koninklijke Philips Electronics NV	60,200	2,112,241
Reed Elsevier NV	523,182	8,724,012
Royal Dutch Shell PLC Class A	488,295	16,080,219
Royal Dutch Shell PLC Class B	12,441	422,317
Royal KPN NV	147,000	1,875,223
TNT NV	64,000	2,427,360
Trader Media East, Ltd. GDRΔ*	30,400	237,120
Unilever NV	78,000	1,918,819

		61,701,700

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.	955,696	2,713,875

Norway — 0.5%
DNB NOR ASA	48,400	592,523
Norsk Hydro ASA	99,000	2,210,837
Norske Skogindustrier ASA	27,284	410,100
Telenor ASA	224,388	2,925,784
Yara International ASA	28,000	424,723

		6,563,967

Peru — 0.1%
Compania de Minas Buenaventura SA ADRΔ	5,900	159,300
Credicorp, Ltd.Δ	30,100	1,263,598

		1,422,898

Philippines — 0.2%
Globe Telecom, Inc.	37,800	816,988
SM Prime Holdings, Inc.	8,636,800	1,455,129

		2,272,117

Poland — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	118,364	1,379,934

Portugal — 0.1%
Portugal Telecom SGPS SA*	146,785	1,833,393

Romania — 0.0%
SNP Petrom SA	1,177,400	236,349

Russia — 1.1%
Comstar United Telesystems GDR 144A	23,797	160,630

See Notes to Financial Statements.

	Shares	Value
Comstar United Telesystems GDR	15,000	$101,250
CTC Media, Inc.Δ*	9,300	207,390
Kalina ADR	2,300	112,125
LUKOIL ADR	61,607	4,694,453
Mechel OAO ADR	8,200	166,460
Mining and Metallurgical Co. Norilsk Nickel ADRΔ	4,340	548,576
Mobile Telesystems ADR	106,200	4,011,174
OAO Gazprom ADRΔ	67,087	2,904,867
Polyus Gold Co. ADRΔ*	5,003	219,632
Pyaterochka Holding NV GDR*	48,922	971,102
Vimpel-Communications ADRΔ*	11,100	672,549
Wimm-Bill-Dann Foods OJSC ADRΔ	8,600	382,872

		15,153,080

Singapore — 0.6%
DBS Group Holdings, Ltd.	54,000	652,794
Neptune Orient Lines, Ltd.	273,000	348,931
Oversea-Chinese Banking Corporation	570,800	2,354,000
Singapore Telecommunications, Ltd.	2,678,592	4,115,073
United Overseas Bank, Ltd.	47,000	482,355

		7,953,153

South Africa — 1.3%
ABSA Group, Ltd.	34,446	440,042
African Bank Investments, Ltd.	48,220	136,821
Alexander Forbes, Ltd.	375,700	771,780
Anglo American PLCΔ	95,040	3,935,214
AngloGold Ashanti, Ltd. ADRΔ	23,689	894,023
Barloworld, Ltd.	17,663	293,675
BHP Billiton PLCΔ	6,822	117,070
FirstRand, Ltd.	242,214	550,433
Gold Fields, Ltd.	33,139	584,982
Impala Platinum Holdings, Ltd.	3,132	516,722
JD Group, Ltd.	16,985	141,746
MTN Group, Ltd.	304,953	2,466,640
Naspers, Ltd.	35,354	542,878
Pick’n Pay Stores, Ltd.Δ	49,700	183,773
Sasol, Ltd.	92,192	3,030,159
Standard Bank Group, Ltd.	292,812	2,925,206
Tiger Brands, Ltd.	17,930	325,738

		17,856,902

South Korea — 2.8%
Amorepacific Corporation*	979	333,490
Daelim Industrial Co., Ltd.	8,570	584,164
Hankook Tire Co., Ltd.	78,195	1,028,827
Hynix Semiconductor, Inc.*	8,510	335,454
Hyundai Mobis	15,050	1,547,546
Hyundai Motor Co.	35,210	3,014,014
Kookmin Bank	48,091	3,791,375
Kookmin Bank ADRΔ	29,955	2,337,389
Korea Electric Power Corporation	71,510	2,784,828
LG.Philips LCD Co., Ltd.*	15,260	506,382
Lotte Shopping Co., Ltd.	2,303	815,329
Lotte Shopping Co., Ltd. GDR 144AΔ*	5	88
NCSoft Corporation*	11,930	735,027
Samsung Electronics Co., Ltd.	7,358	5,163,236
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144AΔ	9,909	2,601,570
Samsung Electronics Co., Ltd. GDR 144AΔ	9,869	3,461,780
Samsung Fire & Marine Insurance Co., Ltd.	5,800	891,836
Samsung Securities Co., Ltd.	38,140	2,168,488
Shinhan Financial Group Co., Ltd.	25,120	1,132,225
Shinsegae Co., Ltd.	6,290	3,257,173
SK Telecom Co., Ltd.	6,000	1,277,675
SK Telecom Co., Ltd. ADRΔ	5,900	139,417
S-Oil Corporation	14,850	993,400
STX Pan Ocean Co., Ltd.	378,000	201,108
Tae Young Corporation	9,700	513,575

		39,615,396

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	158,600	3,670,319
Banco Santander Central Hispano SA	658,835	10,417,916
Grupo Ferrovial SA	6,900	554,723
Iberdrola SA	144,951	6,488,341
Inditex SAΔ	184,907	8,619,192
Repsol YPF SAΔ	174,831	5,203,185
Telefonica SA	726,870	12,599,781

		47,553,457

Sri Lanka — 0.0%
Dialog Telekom, Ltd.	320,400	67,162

Sweden — 1.4%
Assa Abloy AB Class B	173,491	3,225,664
Atlas Copco AB Class A	18,500	485,968
Hennes & Mauritz AB Class B	115,000	4,809,877
Nordea Bank AB	218,000	2,854,835
Scania AB Class BΔ	11,700	697,707
Telefonaktiebolaget LM Ericsson Class B	2,248,500	7,793,495

		19,867,546

Switzerland — 4.1%
Adecco SA	8,276	499,359
Compagnie Financiere Richemont AG Class A	74,974	3,609,448
Credit Suisse Group	30,785	1,781,195
Givaudan SA	47	37,624
Holcim, Ltd.	33,567	2,743,450
Nestle SA	37,081	12,929,198
Nobel Biocare Holding AG	9,109	2,241,829
Novartis AG	290,552	16,962,130
Roche Holding AG	48,886	8,452,280
Swiss Reinsurance	40,152	3,072,931
Swisscom AG	3,101	1,032,261
UBS AG	9,742	582,751
Xstrata PLC	12,800	528,930
Zurich Financial Services AG	11,900	2,923,967

		57,397,353

Taiwan — 1.5%
Advanced Semiconductor Engineering, Inc.*	744,000	691,230
Advantech Co., Ltd.	149,473	430,388
AU Optronics Corporation	1,281,542	1,814,041
Basso Industry Corporation	234,548	272,125

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cathay Financial Holding Co., Ltd.	437,273	$875,933
Chang Hwa Commercial Bank*	79,000	47,618
Chinatrust Financial Holding Co.	581,040	433,618
Faraday Technology Corporation	312,369	488,880
Foxconn Technology Co., Ltd.	61,255	551,522
High Tech Computer Corporation	130,200	3,446,037
Largan Precision Co., Ltd.	20,100	411,747
Lite-On Technology Corporation	368,804	455,190
MediaTek, Inc.	121,000	1,147,942
Phoenixtec Power Co., Ltd.	405,605	444,238
Taiwan Semiconductor Manufacturing Co., Ltd.	3,998,926	7,213,110
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	10,917	104,803
United Microelectronics Corporation	3,166,061	1,774,467
Vanguard International Semiconductor Corporation	1,034,620	662,707
Yuanta Core Pacific Securities Co.	343,000	228,511

		21,494,107

Thailand — 0.2%
Airports of Thailand Public Co., Ltd.	611,500	944,150
PTT Public Co., Ltd.	215,700	1,240,282
Siam City Cement Public Co., Ltd.	23,600	147,009
Thai Oil Public Co., Ltd.	365,600	583,948

		2,915,389

Turkey — 0.3%
Arcelik AS	36,947	230,538
Coca-Cola Icecek Uretim AS*	68,353	338,493
Ford Otomotiv Sanayi AS	14,432	94,339
Migros Turk TAS*	126,874	1,273,345
Türkiye Garanti Bankasi AS	164,788	487,456
Türkiye Is Bankasi	102,690	545,826
Yapi ve Kredi Bankasi*	412,158	713,011

		3,683,008

United Kingdom — 12.5%
Anglo American PLC	6,300	263,399
ARM Holdings PLC	110,000	242,000
AstraZeneca PLC	127,000	7,919,944
Aviva PLC	349,563	5,124,753
BAE Systems PLC	349,700	2,587,934
Barclays PLC	184,583	2,329,363
BG Group PLC	1,190,582	14,467,372
BHP Billiton PLC	41,863	722,681
Boots Group PLC	266,735	3,870,502
BP PLC	1,090,638	11,884,728
Brambles Industries PLC	76,000	681,608
British Land Co. PLC	30,400	776,379
Cadbury Schweppes PLC	50,083	533,097
Capita Group PLC	182,676	1,872,627
Carnival PLC	54,986	2,630,442
Cattles PLC	237,000	1,685,124
Centrica PLC	409,500	2,493,773
Compass Group PLC	149,101	748,869
Daily Mail & General Trust	32,200	365,656
GKN PLC	427,284	2,298,065
GlaxoSmithKline PLC	381,943	10,169,130
HBOS PLC	671,841	13,296,188
HSBC Holdings PLC	65,300	1,191,463
Imperial Chemical Industries PLC	25,800	191,897
Johnston Press PLC	42,300	322,543
Kingfisher PLC	1,641,979	7,539,842
Lloyds TSB Group PLC	842,851	8,513,887
National Grid PLC	51,000	637,393
Northern Rock PLC	31,400	686,686
Prudential PLC	287,000	3,565,402
Reckitt Benckiser PLC	150,720	6,247,901
Reed Elsevier PLC	218,400	2,422,851
Rexam PLC	241,400	2,583,088
Rio Tinto PLC	112,700	5,332,303
Royal Bank of Scotland Group PLC	473,279	16,296,135
Scottish & Southern Energy PLC	57,700	1,423,891
Smiths Group PLC	136,185	2,285,942
Standard Chartered PLC	84,200	2,156,671
Tesco PLC	130,100	876,931
Travis Perkins PLC	56,100	1,823,468
Unilever PLC	269,919	6,655,871
Vodafone Group PLC	4,311,905	9,869,695
Wm Morrison Supermarkets PLC	1,225,000	5,579,234
Yell Group PLC	65,700	732,542

		173,899,270

Total Foreign Common Stocks (Cost $950,697,552)		1,338,972,671

FOREIGN PREFERRED STOCKS — 0.4%
Brazil — 0.3%
Centrais Eletricas Brasileiras SA Class B	46,367,800	957,723
Cia Vale do Rio Doce Class A	10,666	197,201
Companhia de Tecidos do Norte de Minas - Coteminas	2,595,260	219,624
Eletropaulo Metropolitana de Sao Paulo SA Class B*	3,701,900	148,141
Investimentos Itau SA	448,207	1,840,817

		3,363,506

South Korea — 0.1%
Samsung Electronics Co., Ltd.	3,713	1,950,183

Total Foreign Preferred Stocks (Cost $3,169,112)		5,313,689

MONEY MARKET FUNDS — 15.4%
GuideStone Funds Money Market Fund (GS4 Class)¥	44,037,360	44,037,361
Northern Institutional Liquid Assets Portfolio§	170,721,674	170,721,674

Total Money Market Funds (Cost $214,759,035)		214,759,035

TOTAL INVESTMENTS — 111.7% (Cost $1,168,625,699)		1,559,045,395
Liabilities in Excess of Other Assets — (11.7)%		(163,322,130)

NET ASSETS — 100.0%		$1,395,723,265

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	— American Depository Receipt
CONV	— Convertible
GDR	— Global Depository Receipt
IO	— Interest Only (Principal amount shown is notional)
PIK	— Payment-in-Kind Bonds
PO	— Principal Only
REIT	— Real Estate Investment Trust
STEP	— Stepped Coupon Bonds (1)
STRIP	— Stripped Security
TBA	— To be announced.
144A	— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

INVESTMENT FOOTNOTES:

‡‡	— All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	— Illiquid.
*	— Non-income producing security.
#	— Security in default.
+	— Security is valued at fair value.
§	— Security purchased with the cash proceeds from securities loaned.
†	— Variable rate security (1).
Ω	— Interest rates shown reflect the effective yields as of September 30, 2006.
¥	— Affiliated fund.
Δ	— Security either partially or fully on loan.

FOREIGN BOND FOOTNOTES:

(B)	— Par is denominated in Brazilian Reals.
(C)	— Par is denominated in Canadian Dollars.
(E)	— Par is denominated in Euros.
(G)	— Par is denominated in Singapore Dollars.
(J)	— Par is denominated in Japanese Yen.
(K)	— Par is denominated in Swedish Kronas.
(M)	— Par is denominated in Mexican Pesos.
(T)	— Par is denominated in Thailand Bahts.
(U)	— Par is denominated in British Pounds.
(W)	— Par is denominated in South Korean Won.
(Z)	— Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	— Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)	— Counterparty to contract is UBS AG.
(c)	— Counterparty to contract is Morgan Stanley Capital Services.
(d)	— Counterparty to contract is Barclays Capital.
(e)	— Counterparty to contract is Lehman Brothers Special Financing, Inc.
(f)	— Counterparty to contract is Citibank NA London.
(g)	— Counterparty to contract is JPMorgan Chase Bank.
(h)	— Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)	— Counterparty to contract is Deutsche Bank AG.
(j)	— Counterparty to contract is BNP Paribas.
(k)	— Counterparty to contract is Bank of America.

(l)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

NOTE 1: VALUATION OF SECURITIES

GuideStone Funds (each a “Fund” and together, the “Funds”) (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses FT-Interactive Data (“FT”) as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments in securities as of September 30, 2006 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

	Market Value of Collateral	Open Purchase (Sale) Contracts	Notional Market Value on Futures	Net Unrealized Gain (Loss) on Futures
Flexible Income Fund
December 2006 S&P 500®	$68,664	4	$1,345,400	$19,581

Growth & Income Fund
December 2006 S&P 500®	588,548	35	11,772,250	$220,809

Capital Opportunities Fund
December 2006 S&P 500®	716,066	31	10,426,850	$188,553

Global Equity Fund
December 2006 S&P 500®	686,639	31	10,426,850	$176,478

Flexible Income Fund I
December 2006 S&P 500® E-Mini	19,618	2	134,540	$3,145

Growth & Income Fund I
December 2006 S&P 500® E-Mini	127,519	28	1,883,560	$38,682

Capital Opportunities Fund I
December 2006 S&P 500® E-Mini	127,519	31	2,085,370	$43,968

Global Equity Fund I
December 2006 S&P 500® E-Mini	137,328	31	2,085,370	$41,070

Low-Duration Bond Fund
December 2006 10-Year U.S. Treasury Note	113,348	(177)	19,127,062	$(131,714)
December 2006 2-Year U.S. Treasury Note	568,371	882	180,369,000	462,498
December 2006 5-Year U.S. Treasury Note	75,627	(321)	33,870,516	(157,722)
December 2006 90-Day Euro	5,220	(7)	1,656,637	7,590
December 2006 Euro Bund	555	2	299,514	1,716
December 2006 U.S. Long Treasury Bond	8,538	(41)	4,608,656	(96,094)
December 2007 90-Day Euro	146,395	332	79,024,300	178,075
June 2007 90-Day Euro	336,529	765	181,658,813	510,537
June 2007 90-Day Sterling	25,067	61	13,531,383	7,372
March 2007 90-Day Euro	10,101	23	5,452,438	9,200
March 2008 90-Day Euro	104,973	238	56,664,825	248,150
September 2007 90-Day Euro	574,869	903	214,744,688	332,063
September 2007 90-Day Sterling	31,248	76	16,867,666	14,394

				$1,386,065

	Market Value of Collateral	Open Purchase (Sale) Contracts	Notional Market Value on Futures	Net Unrealized Gain (Loss) on Futures
Medium-Duration Bond Fund
December 2006 10-Year U.S. Treasury Note	$141,449	(355)	$45,926,563	$(80,650)
December 2006 2-Year U.S. Treasury Note	68,718	58	11,861,000	20,815
December 2006 5-Year U.S. Treasury Note	49,859	(36)	5,908,875	(27,957)
December 2006 90-Day Euro	20,878	9	2,129,963	4,280
December 2006 U.S. Long Treasury Bond	10,703	13	2,810,156	31,457
December 2007 90-Day Euro	240,542	467	111,157,675	225,513
December 2008 90-Day Euro	1,544	3	713,625	2,700
June 2007 90-Day Euro	197,687	360	85,486,500	227,815
June 2007 90-Day Sterling	31,202	65	14,418,687	7,864
March 2007 90-Day Euro	32,532	14	3,318,875	9,730
March 2008 90-Day Euro	230,484	381	96,425,438	316,440
September 2007 90-Day Euro	300,902	560	133,175,000	238,690
September 2007 90-Day Sterling	38,422	80	17,755,437	15,143

				$991,840

Equity Index Fund
December 2006 S&P 500®	627,784	33	11,099,550	$153,618

Value Equity Fund
December 2006 S&P 500®	2,697,511	137	46,079,950	$894,724
December 2006 S&P 500® E-Mini	88,282	24	1,614,480	23,938

				$918,662

Growth Equity Fund
December 2006 S&P 500®	4,119,835	166	55,834,100	$851,736

Small Cap Equity Fund
December 2006 Russell 2000® IMM-Mini	1,530,224	246	18,009,660	$261,152

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2006, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/19/06	British Pounds	561,000	US Dollars	1,062,608	$11,935
10/26/06	Japanese Yen	69,693,000	US Dollars	597,952	5,478
10/26/06	US Dollars	341,498	Japanese Yen	40,000,000	(1,450)
10/31/06	Euros	35,618,000	US Dollars	45,352,805	103,626
11/15/06	US Dollars	8,583,614	Japanese Yen	976,363,000	(261,572)
11/15/06	Japanese Yen	41,198,000	US Dollars	353,881	2,729
01/10/07	New Zealand Dollars	1,615,306	US Dollars	1,061,303	13,388
01/11/07	US Dollars	3,706,875	Singapore Dollars	5,845,000	(6,875)
03/16/07	US Dollars	1,700,000	Chinese Yuan	13,128,000	(12,893)
08/16/07	US Dollars	5,851,000	Chinese Yuan	45,169,720	31,462

					$(114,172)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Medium-Duration Bond Fund
10/02/06	Euros	39,198	US Dollars	49,829	$123
10/12/06	Mexican Pesos	38,801,757	US Dollars	3,525,029	(2,007)
10/19/06	British Pounds	2,113,000	US Dollars	4,002,301	44,953
10/26/06	Japanese Yen	255,541,000	US Dollars	2,192,488	20,084
10/30/06	Euros	852,805	US Dollars	1,084,196	851
10/31/06	Euros	41,968,000	US Dollars	53,438,866	122,634
11/07/06	US Dollars	1,824,856	Australian Dollars	2,406,065	(33,145)
11/07/06	Australian Dollars	2,406,065	US Dollars	1,815,255	23,545
11/07/06	Canadian Dollars	1,186,818	US Dollars	1,044,441	(18,602)
11/07/06	Euros	1,448,485	US Dollars	1,855,995	15,120
11/15/06	US Dollars	13,203,442	Japanese Yen	1,501,856,000	(402,354)
03/16/07	US Dollars	1,800,000	Chinese Yuan	13,900,000	(13,682)
08/16/07	US Dollars	6,143,000	Chinese Yuan	47,423,960	33,033

					$(209,447)

International Equity
10/20/06	Japenese Yen	355,008,280	US Dollars	3,062,000	$46,822
10/20/06	US Dollars	3,036,205	Japanese Yen	355,008,280	(21,027)
10/25/06	Euros	894,063	Australian Dollars	1,509,894	(10,759)
10/31/06	British Pounds	7,086,000	US Dollars	13,215,461	(57,698)
01/11/07	Euros	717,018	Japanese Yen	105,874,816	(4,864)

					$(47,526)

NOTE 4: FEDERAL INCOME TAX INFORMATION

At September 30, 2006, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
Flexible Income	$46,623,637	$48,789,912	$(2,166,275)	$272,690,597
Growth & Income	232,897,476	241,117,300	(8,219,824)	1,128,319,213
Capital Opportunities	230,039,054	236,156,675	(6,117,621)	865,055,577
Global Equity	251,104,687	255,204,492	(4,099,805)	752,779,622
Flexible Income I	(848,107)	1,469,998	(2,318,105)	56,830,396
Growth & Income I	7,479,725	16,346,249	(8,866,524)	243,985,965
Capital Opportunities I	15,186,740	18,449,159	(3,262,419)	159,153,362
Global Equity I	13,312,000	13,753,636	(441,636)	120,013,289
Money Market	—	—	—	972,632,754
Low-Duration Bond	(4,172,308)	2,634,470	(6,806,778)	1,104,442,482
Medium-Duration Bond	3,000,358	13,247,248	(10,246,890)	1,768,502,953
Extended-Duration Bond	17,465,094	22,706,055	(5,240,961)	567,271,139
Equity Index	108,980,015	152,452,903	(43,472,888)	448,523,691
Value Equity	229,730,942	262,958,684	(33,227,742)	1,430,819,309
Growth Equity	228,172,544	276,804,893	(48,632,349)	1,431,870,901
Small Cap Equity	46,192,265	81,708,290	(35,516,025)	790,030,514
International Equity	372,842,150	400,057,184	(27,215,034)	1,186,203,245

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	November 13, 2006

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	November 13, 2006

*	Print the name and title of each signing officer under his or her signature.